Filed with the Securities and Exchange Commission on December 2, 1997.

                                                       File No. 2-78724
                                                       File No. 811-1444
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.

     Post-Effective Amendment No.     26
                                     ----
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.     26
                      ----
                              Scudder Equity Trust
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

                       Two International Place, Boston, MA                 02110
                   ----------------------------------------------          -----
                        (Address of Principal Executive Offices)      (Zip Code)

      Registrant's Telephone Number, including Area Code:         (617) 295-2567
                                                                  --------------

                        Thomas F. McDonough
                  Scudder, Stevens & Clark, Inc.
                   Two International Place, Boston, MA 02110
             --------------------------------------------------
              (Name and Address of Agent for Service)

It is proposed that this filing will become effective

       ______  immediately upon filing pursuant to paragraph (b)

       ______  on February 1, 1997 pursuant to paragraph (b)

         X     60 days after filing pursuant to paragraph (a)(i)
      _______

      _______  on __________ pursuant to paragraph (a)(i)

      _______  75 days after filing pursuant to paragraph (a)(ii)

      _______  on __________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following:

    _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                        SCUDDER LARGE COMPANY VALUE FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item
No.  Item Caption             Prospectus Caption
---  ------------             ------------------

1.   Cover Page               COVER PAGE

2.   Synopsis                 EXPENSE INFORMATION

3.   Condensed Financial      FINANCIAL HIGHLIGHTS
     Information              DISTRIBUTION AND PERFORMANCE
                                INFORMATION

4.   General Description      INVESTMENT OBJECTIVE AND POLICIES
     of Registrant            WHY INVEST IN THE FUND?
                              ADDITIONAL INFORMATION ABOUT
                                POLICIES AND INVESTMENTS
                              FUND ORGANIZATION

5.   Management of the        A MESSAGE FROM SCUDDER'S CHAIRMAN
     Fund                     FINANCIAL HIGHLIGHTS
                              FUND ORGANIZATION-Investment
                                adviser, Transfer agent
                              TRUSTEES AND OFFICERS

5A.  Management's Discussion  SHAREHOLDER BENEFITS-A team approach
     of Fund Performance        to investing

6.   Capital Stock and Other  TRANSACTION INFORMATION-Tax
     Securities                 information
                              DISTRIBUTION AND PERFORMANCE
                                INFORMATION-Dividends and capital
                                gains distributions
                              SHAREHOLDER BENEFITS-SAIL(TM)-Scudder
                                Automated Information Line,
                                T.D.D. service for the hearing
                                impaired, Dividend reinvestment
                                plan
                              FUND ORGANIZATION
                              HOW TO CONTACT SCUDDER

7.   Purchase of Securities   PURCHASES
     Being Offered            TRANSACTION INFORMATION-Purchasing
                                shares, Share price, Processing
                                time, Third party transactions,
                                Minimum balances
                              SHAREHOLDER BENEFITS-Dividend
                                Reinvestment Plan
                              INVESTMENT PRODUCTS AND SERVICES
                              SCUDDER TAX-ADVANTAGED RETIREMENT
                                PLANS
                              FUND ORGANIZATION-Underwriter

8.   Redemption or            EXCHANGES AND REDEMPTIONS
     Repurchase               TRANSACTION INFORMATION-Redeeming
                                shares, Tax Identification
                                Number, Minimum balances

9.   Pending Legal            NOT APPLICABLE
     Proceedings


                         CROSS REFERENCE SHEET - Page 1

                        SCUDDER LARGE COMPANY VALUE FUND
                              CROSS-REFERENCE SHEET

PART B

Item
No.  Item Caption             Caption in Statement of Additional Information
---  ------------             ----------------------------------------------

10.  Cover Page               COVER PAGE

11.  Table of Contents        TABLE OF CONTENTS

12.  General Information and  FUND ORGANIZATION
     History

13.  Investment Objectives    THE FUND'S INVESTMENT OBJECTIVE AND
     and Policies               POLICIES
                              PORTFOLIO TRANSACTIONS-Brokerage
                                Commissions and Portfolio
                                Turnover

14.  Management of the Fund   INVESTMENT ADVISER
                              TRUSTEES AND OFFICERS
                              REMUNERATION

15.  Control Persons and      TRUSTEES AND OFFICERS
     Principal Holders of
     Securities

16.  Investment Advisory and  INVESTMENT ADVISER
     Other Services           DISTRIBUTOR
                              ADDITIONAL INFORMATION-Experts,
                                Other Information

17.  Brokerage Allocation     PORTFOLIO TRANSACTIONS-Brokerage
     and Other Practices        Commissions and Portfolio
                                Turnover

18.  Capital Stock and Other  FUND ORGANIZATION
     Securities               DIVIDENDS AND CAPITAL GAINS
                                DISTRIBUTIONS

19.  Purchase, Redemption     PURCHASES
     and Pricing of           EXCHANGES AND REDEMPTIONS
     Securities Being         FEATURES AND SERVICES OFFERED BY THE
     Offered                    FUND-Distribution Plans
                              SPECIAL PLAN ACCOUNTS
                              NET ASSET VALUE

20.  Tax Status               DIVIDENDS AND CAPITAL GAINS
                                DISTRIBUTIONS
                              TAXES

21.  Underwriters             DISTRIBUTOR

22.  Calculation of           PERFORMANCE INFORMATION
     Performance Data

23.  Financial Statements     FINANCIAL STATEMENTS


                         CROSS REFERENCE SHEET - Page 2

                               SCUDDER VALUE FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item
No.  Item Caption             Prospectus Caption
---  ------------             ------------------

1.   Cover Page               COVER PAGE

2.   Synopsis                 EXPENSE INFORMATION

3.   Condensed Financial      FINANCIAL HIGHLIGHTS
     Information              DISTRIBUTION AND PERFORMANCE
                                INFORMATION

4.   General Description      INVESTMENT OBJECTIVE AND POLICIES
     of Registrant            WHY INVEST IN THE FUND?
                              ADDITIONAL INFORMATION ABOUT
                                POLICIES AND INVESTMENTS
                              FUND ORGANIZATION

5.   Management of the        A MESSAGE FROM SCUDDER'S CHAIRMAN
     Fund                     FINANCIAL HIGHLIGHTS
                              FUND ORGANIZATION-Investment
                                adviser, Transfer agent
                              TRUSTEES AND OFFICERS

5A.  Management's Discussion  SHAREHOLDER BENEFITS-A team approach
     of Fund Performance        to investing

6.   Capital Stock and Other  TRANSACTION INFORMATION-Tax
     Securities                 information
                              DISTRIBUTION AND PERFORMANCE
                                INFORMATION-Dividends and capital
                                gains distributions
                              SHAREHOLDER BENEFITS-SAIL(TM)-Scudder
                                Automated Information Line,
                                T.D.D. service for the hearing
                                impaired, Dividend reinvestment
                                plan
                              FUND ORGANIZATION
                              HOW TO CONTACT SCUDDER

7.   Purchase of Securities   PURCHASES
     Being Offered            TRANSACTION INFORMATION-Purchasing
                                shares, Share price, Processing
                                time, Third party transactions,
                                Minimum balances
                              SHAREHOLDER BENEFITS-Dividend
                                Reinvestment Plan
                              INVESTMENT PRODUCTS AND SERVICES
                              SCUDDER TAX-ADVANTAGED RETIREMENT
                                PLANS
                              FUND ORGANIZATION-Underwriter

8.   Redemption or            EXCHANGES AND REDEMPTIONS
     Repurchase               TRANSACTION INFORMATION-Redeeming
                                shares, Tax Identification
                                Number, Minimum balances

9.   Pending Legal            NOT APPLICABLE
     Proceedings


                         CROSS REFERENCE SHEET - Page 3

                        SCUDDER LARGE COMPANY VALUE FUND
                              CROSS-REFERENCE SHEET

PART B

Item
No.  Item Caption             Caption in Statement of Additional Information
---  ------------             ----------------------------------------------

10.  Cover Page               COVER PAGE

11.  Table of Contents        TABLE OF CONTENTS

12.  General Information and  FUND ORGANIZATION
     History

13.  Investment Objectives    THE FUND'S INVESTMENT OBJECTIVE AND
     and Policies               POLICIES
                              PORTFOLIO TRANSACTIONS-Brokerage
                                Commissions and Portfolio
                                Turnover

14.  Management of the Fund   INVESTMENT ADVISER
                              TRUSTEES AND OFFICERS
                              REMUNERATION

15.  Control Persons and      TRUSTEES AND OFFICERS
     Principal Holders of
     Securities

16.  Investment Advisory and  INVESTMENT ADVISER
     Other Services           DISTRIBUTOR
                              ADDITIONAL INFORMATION-Experts,
                                Other Information

17.  Brokerage Allocation     PORTFOLIO TRANSACTIONS-Brokerage
     and Other Practices        Commissions and Portfolio
                                Turnover

18.  Capital Stock and Other  FUND ORGANIZATION
     Securities               DIVIDENDS AND CAPITAL GAINS
                                DISTRIBUTIONS

19.  Purchase, Redemption     PURCHASES
     and Pricing of           EXCHANGES AND REDEMPTIONS
     Securities Being         FEATURES AND SERVICES OFFERED BY THE
     Offered                    FUND-Distribution Plans
                              SPECIAL PLAN ACCOUNTS
                              NET ASSET VALUE

20.  Tax Status               DIVIDENDS AND CAPITAL GAINS
                                DISTRIBUTIONS
                              TAXES

21.  Underwriters             DISTRIBUTOR

22.  Calculation of           PERFORMANCE INFORMATION
     Performance Data

23.  Financial Statements     FINANCIAL STATEMENTS


                         CROSS REFERENCE SHEET - Page 4

This prospectus sets forth concisely the information about Scudder Large Company Value Fund, a series of Scudder Equity Trust, an open-end management investment company, that a prospective investor should know before investing.
Please retain it for future reference.


If you require more detailed information, a combined Statement of Additional Information dated February 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.

-------------------------------
NOT FDIC-     MAY LOSE VALUE
INSURED       NO BANK GUARANTEE
-------------------------------

Scudder Large Company Value Fund

Prospectus

February 1, 1998


A pure no-load(TM) (no sales charges) mutual fund which seeks to maximize long-term capital appreciation through a value-driven investment program.

---------------------
Expense information
---------------------

--------------------------------------------------------------------------------
How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Large Company Value Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

      Sales commissions to purchase shares (sales load)                    NONE
      Commissions to reinvest dividends                                    NONE
      Redemption fees                                                      NONE*
      Fees to exchange shares                                              NONE



2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended September 30, 1997.


      Investment management fee                                           0.66%
      12b-1 fees                                                           NONE
      Other expenses                                                      0.26%
                                                                          -----
      Total Fund operating expenses                                       0.92%
                                                                          =====

Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

             1 Year             3 Years             5 Years             10 Years
             ------             -------             -------             --------
               $9                 $29                 $51                 $113

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


--
2

Financial highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

The Fund changed its name from Scudder Capital Growth Fund on February 1, 1997. If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated September 30, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                               Years Ended September 30,
                                 1997(a)*   1996    1995     1994   1993(c)   1992     1991     1990     1989    1988
 -----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
   period                      $22.64     $22.92  $19.54  $23.06   $19.12   $19.30  $14.77   $22.30    $16.10  $20.41
Income from investment
   operations:                    .38        .36     .13   (.02)      .06      .12     .20   .30(b)       .21     .09

Net investment income (loss)
Net realized and unrealized
   gain (loss) on investment
   transactions                  8.60       2.94    3.98   (.88)     5.23      .90    6.05   (6.22)      6.61  (1.82)
Total from investment
   operations                    8.98       3.30    4.11   (.90)     5.29     1.02    6.25   (5.92)      6.82  (1.73)
Less distributions from:
Net investment income           (.16)      (.08)      --      --    (.10)    (.22)   (.37)    (.16)     (.07)   (.20)
Net realized gains on
   investment transactions     (2.48)     (3.50)   (.73)  (2.62)   (1.25)    (.98)  (1.35)   (1.45)     (.55)  (2.38)
Total distributions            (2.64)     (3.58)   (.73)  (2.62)   (1.35)   (1.20)  (1.72)   (1.61)     (.62)  (2.58)
  Net asset value, end of
  period                       $28.98     $22.64  $22.92  $19.54   $23.06   $19.12  $19.30   $14.77    $22.30  $16.10
-----------------------------------------------------------------------------------------------------------------------
Total Return (%)                43.06      15.94   21.96  (4.72)    28.83     5.61   45.85   (28.20)    44.05  (5.61)
Ratios and Supplemental Data
  Net assets, end of period
 ($ millions)                   2,213      1,651   1,492   1,338    1,387    1,054   1,058      712     1,013     491
Ratio of operating expenses
  to average daily net
  assets (%)                      .93        .92     .98     .97      .96      .98    1.04      .94       .88     .95
Ratio of net investment
  income (loss) to average
  daily net assets (%)           1.51       1.62     .62   (.12)      .22      .57    1.24     1.56      1.22     .63
Portfolio turnover rate (%)     43.02      150.7   153.6    75.8     92.2     92.4    93.2     87.9      55.7    48.5
Average commission rate
  paid (d)                     $.0562     $.0533  $   --  $   --   $   --   $   --  $   --   $   --    $   --  $   --


(a)   Based on monthly average shares outstanding during the period.

(b) Net investment income per share includes nonrecurring dividend income amounting to $.14 per share.

(c) Effective October 1, 1992, the Fund discontinued using equalization accounting.

(d) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years ending on or after September 30, 1996.

 * On February 1, 1997, the Fund adopted its current name. Prior to that date, the Fund was known as the Scudder Capital Growth Fund.


                                                                              --

---------------------------------
A message from Scudder's chairman
---------------------------------


Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. During the past year, Scudder entered into an alliance with Zurich Insurance Company in which Zurich has acquired a majority interest in Scudder and combined Scudder with Zurich Kemper Investments, Inc. Scudder's name has been changed to Scudder Kemper Investments, Inc. Today, the combined forces of Scudder Kemper manage in excess of $___ billion for many private accounts and over ___ mutual fund portfolios. We continue to manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.


The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.


Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The funds of the Scudder Family of Funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


                /s/ Daniel Pierce

---------------------------------
Scudder Large Company
Value Fund
---------------------------------

Investment objective

o to maximize long-term capital appreciation through a value-driven investment program

Investment characteristics

o     a value-driven investment program
o     focus on larger U.S. companies
o     a pure no-load(TM) fund


---------------------------------
Contents
---------------------------------

Investment objective and policies                      5
Why invest in the Fund?                                5
Investment results                                     6
Additional information about policies
   and investments                                     7
Distribution and performance information              10
Fund organization                                     12
Transaction information                               16
Shareholder benefits                                  18
Purchases                                             19
Exchanges and redemptions                             21
Trustees and Officers                                 23
Investment products and services
How to contact Scudder


--
4

---------------------------------
Investment objective and
policies
---------------------------------


Scudder Large Company Value Fund (the "Fund"), a diversified series of Scudder Equity Trust, seeks to maximize long-term capital appreciation through a value-driven investment program. The Fund invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital appreciation, preferred stocks. Additionally, the Fund may invest in debt securities, repurchase agreements, convertible securities, and may engage in strategic transactions as described under "Investment restrictions."

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments


The Fund is free to invest in a wide range of marketable securities which the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), believes offer the potential for long-term appreciation. The Fund will normally invest at least 65% of its assets in the equity securities of large U.S. companies, i.e. those with $1 billion or more in total market capitalization.


The Fund's investment flexibility enables it to pursue investment value in all sectors of the stock market, including:

o companies that generate or apply new technologies, new and improved distribution techniques or new services, such as those in the business equipment, electronics, specialty merchandising and health service industries;

o companies that own or develop natural resources, such as energy exploration companies;

o companies that may benefit from changing consumer demands and lifestyles, such as financial service organizations and telecommunications companies;

o foreign companies, including those in countries with more rapid economic growth than the U.S.;

o companies whose earnings are temporarily depressed and are currently out of favor with most investors.


In addition, the Fund may borrow from banks and other financial institutions in an amount not exceeding the value of one-third of the Fund's total assets. Reverse repurchase agreements are not subject to the one-third asset coverage requirement. The Fund currently intends to borrow only for temporary or emergency purposes, such as providing for redemptions or distributions, and not for investment purposes.


---------------------------------
Why invest in the Fund?
---------------------------------

The Fund uses a value-based investment approach to pursue a range of investment opportunities, principally among larger, established U.S. companies. Given this approach, the Fund may be appropriate as a core investment holding for retirement or other long-term goals.

In seeking capital appreciation, the Fund looks for companies whose securities appear to present a favorable relationship between market price and opportunity. These may include securities of companies whose fundamentals or products may be of only average promise.

Market misconceptions, temporary bad news, and other factors may cause a security to be out of favor in the stock market and to trade at a price below its potential value. Accordingly, the prices of such securities can rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors come to recognize the full extent of a company's underlying potential. These "undervalued" securities can provide the opportunity for above-average market performance.


In addition, the Fund offers all the benefits of the Scudder Family of Funds. the Adviser manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help



                                                                              --

---------------------------------
Investment results
---------------------------------

The Fund is designed for long-term investors who can accept stock market risk. The value of the Fund's portfolio securities fluctuates with market and economic conditions, causing returns and principal value to fluctuate. Depending upon when shares are sold, their value may be higher or lower than when purchased. In return for accepting stock market risk, there may be a greater return on investment than from a money market or income fund. Annual capital changes?*

Standard & Poor's

                     Net Asset                      Capital Gains       Capital               Price          Capital
   September 30,    Value/Share     Dividends       Distributions        Change               Level           Change
   -------------    -----------     ---------       -------------        ------               -----           ------
       1986             $17.17           --               --                --                 231               --
       1987              20.41        $0.23            $2.46             +37.3                 322            +39.4%
       1988              16.10         0.20             2.38              -6.8                 272            -15.5
       1989              22.30         0.07             0.55             +43.4                 349            +28.3
       1990              14.77         0.16             1.45             -28.8                 306            -12.3
       1991              19.30         0.37             1.35             +42.6                 388            +26.7
       1992              19.12         0.22             0.98              +4.4                 418             +7.7
       1993              23.06         0.10             1.25             +28.2                 459             +9.8
       1994              19.54           --             2.62              -4.7                 463             +0.9
       1995              22.92           --             0.73             +22.0                 584            +26.3
       1996              22.64         0.08             3.50             +15.6                 687            +17.6

 Growth of a $10,000 investment

                                Standard & Poor's

       Years Ended        Value of Initial                    Average     Value of Initial                   Average
   September 30, 1996    $10,000 Investment    Cumulative      Annual    $10,000 Investment  Cumulative       Annual
   ------------------    ------------------    ----------      ------    ------------------  ----------       ------
    One Year                   $11,594           + 15.94%     +15.94%         $12,034           + 20.34%     +20.34%
    Five Years                  18,332          +  83.32      +12.89           20,315          + 103.15      +15.21
    Ten Years                   36,288          + 262.88      +13.76           40,429          + 304.29      +14.98


All total return calculations assume that income dividends and capital gains distributions, if any, were reinvested. The performance of Scudder Large Company Value Fund is compared with that of Standard & Poor's 500 Stock Index, an unmanaged index of 500 industrial, transportation, utility and financial companies, widely regarded as representative of the equity market in general. The Standard & Poor's 500 Stock Index does not take into account the brokerage and other transaction costs investors incur when investing directly in stocks on the index. The Fund's performance reflects actual investment experience, net of all operating expenses, which are paid from the Fund's gross investment income. * For definition of "capital change" please see "Distribution and performance information." ** Scudder Large Company Value Fund changed its name from Scudder Capital Growth Fund on February 1, 1997. Performance figures are historical and are not intended to indicate future investment performance.


--
6
investors meet their investment needs. Please refer to "Investment products and services" for additional information

-----------------------------------------------------
Additional information about policies and investments
-----------------------------------------------------

Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk.


As discussed in "Investment objective and policies," the Fund may borrow money provided that the Fund maintains asset coverage of 300% for all borrowings except for reverse repurchase agreements and may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements.


The Fund may invest:


1) in debt securities and short term indebtedness as market or economic conditions may warrant, and 2) up to 20% of its net assets in debt securities and may enter into repurchase agreements and reverse repurchase agreements when management anticipates that the capital appreciation on debt securities is likely to equal or exceed the capital appreciation on common stocks over a selected time, such as during periods of unusually high interest rates. As interest rates fall, the prices of debt securities tend to rise.


A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's combined Statement of Additional Information.

Common stocks

Under normal circumstances, the Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Debt securities

The Fund may purchase investment-grade debt securities, which are those rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A or BBB by Standard & Poor's ("S&P") or, if unrated, of equivalent quality as determined by the Adviser. The Fund may also purchase debt securities which are rated below investment-grade. (See "Risk factors.")

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase them at a specified time and price.

Convertible securities

The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.


                                                                              --

Prior to their conversion, convertible securities may have characteristics similar to nonconvertible securities of the same type.

Foreign securities

In addition to investments in companies domiciled in the U.S., the Fund may invest in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings. The Fund may invest in foreign securities when the anticipated performance of foreign securities is believed by the Adviser to offer more potential than domestic alternatives in keeping with the investment objective of the Fund.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Portfolio turnover

Recent economic and market conditions have necessitated more active trading, resulting in a higher portfolio turnover rate for the Fund. A higher rate involves greater transaction costs to the Fund and may result in the realization of net


--
8
capital gains, which would be taxable to shareholders when distributed.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Debt securities. The Fund may invest in bonds rated Baa or BBB. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. The Fund may also invest up to 20% of its net assets in debt securities which are rated below investment- grade, or of equivalent quality as determined by the Adviser (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Fund will invest no more than 10% of its net assets in securities rated B or lower by Moody's or S&P, but may invest in securities rated C by Moody's or D by S&P, which may be in default with respect to payment of principal or interest. Also, longer maturity bonds tend to fluctuate more in price as interest rates change than do short-term bonds, providing both opportunity and risk.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings of the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in value of the securities, before being able to sell the securities.

Convertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Illiquid or restricted investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted investments. Disposing of illiquid or restricted investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Foreign securities. Investments in foreign securities involve special considerations, due to more limited information, higher brokerage costs and different accounting standards. They may also entail certain risks, such as possible imposition of dividend or interest withholding or confiscatory taxes, possible currency blockages or transfer restrictions, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Foreign securities may be less liquid and more volatile than comparable domestic securities, and there is less government regulation of stock exchanges, brokers, listed companies and banks than in the U.S. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current


                                                                              --
market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets.

As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's combined Statement of Additional Information.

----------------------------------------
Distribution and performance information
----------------------------------------

Dividends and capital gains distributions

The Fund intends to distribute any dividends from its net investment income and net realized capital gains after utilization of capital loss carryforwards, if any, annually in December to prevent application of federal excise tax, although an additional distribution may be made if required, at a later date. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from net investment income may qualify for the dividends-received deduction for corporations.

The Fund sends detailed tax information about the amount and type of its distributions to shareholders by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an


--
10
investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

-----------------
Fund organization
-----------------

Scudder Large Company Value Fund is a diversified series of Scudder Equity Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust's predecessor was organized as a Delaware corporation in May 1966. The Trust was reorganized as a Massachusetts business trust in October 1985.

The Fund changed its name from Scudder Capital Growth Fund on February 1, 1997.

The Fund's activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to hold and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.

For the fiscal year ended September 30, 1997, the Adviser received an investment management fee of ____% of the Fund's average daily net assets on an annual basis. The fee is graduated so that increases in the Fund's net assets may result in a lower fee and decreases in the Fund's net assets may result in a higher fee. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


Under the Investment Management Agreement with the Adviser, the Fund is responsible for all of its expenses, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.


All the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.


Scudder, Kemper Investments, Inc. is located at 345 Park Avenue, New York, New York 10154-0010.



                                                                              --

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Custodian

State Street Bank and Trust Company is the Fund's custodian.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

-----------------------
Transaction information
-----------------------

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:
        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:
- the name of the fund in which the money is to be invested,
- the account number of the fund, and
- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts


--
12
and most other Scudder retirement plan accounts.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

By exchange. The Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the


                                                                              --

Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.


--
14

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason, including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other information" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If


                                                                              --
payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

--------------------
Shareholder benefits
--------------------

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Large Company Value Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager Kathleen T. Millard assumed responsibility for the Fund's day-to-day management in 1995. Ms. Millard, who joined Scudder in 1991, has been involved in the investment industry since 1983 and has worked as a portfolio manager since 1986. Lois R. Friedman Roman, Portfolio Manager, joined the Fund in 1995 and Scudder in 1994 and has nine years of experience as an equity analyst.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM)--A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder, Stevens & Clark, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of


--
16
generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon Scudder's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.


                                                                              --

---------
Purchases
---------

Opening             Minimum initial investment: $2,500; IRAs $1,000
an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

Make checks         o  By Mail              Send your completed and signed application and check
payable to "The
Scudder Funds."                                 by regular mail to;       or          by express, registered,
                                                                                      or certified mail to;

                                                The Scudder Funds                     Scudder Shareholder Service
                                                P.O. Box 2291                         Center
                                                Boston, MA                            42 Longwater Drive
                                                02107-2291                            Norwell, MA
                                                                                      02061-1612

                    o  By Wire              Please see Transaction information--Purchasing shares--
                                            By wire following these tables for details, including the ABA wire transfer number. Then call 1-800-225-5163 for instructions.


                    o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.


-----------------------------------------------------------------------------------------------------------------------
Purchasing          Minimum additional investment: $100; IRAs $50
additional shares   Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

Make checks         o  By Mail              Send a check with a Scudder investment slip, or with a letter of
payable to "The                             instruction including your account number and the complete Fund name, to
Scudder Funds."                             the appropriate address listed above.

                    o  By Wire              Please see Transaction information--Purchasing shares--
                                            By wire following these tables for details, including the ABA wire transfer number.


                    o  In Person            Visit one of our Investor Centers to make an additional
                                            investment in your Scudder fund account. Investor Center locations are listed under Shareholder benefits.

                    o  By Telephone         Please see Transaction information--Purchasing shares--
                                            By QuickBuy or By telephone order for more details.

                    o  By Automatic         You may arrange to make investments on a regular basis
                       Investment Plan      through automatic deductions from your bank checking
                       ($50 minimum)        account. Please call 1-800-225-5163 for more information and an enrollment form.



--
18

-------------------------
Exchanges and redemptions
-------------------------

Exchanging        Minimum investments: $2,500 to establish a new
shares            account; $100 to exchange among existing accounts

                    o By Telephone          To speak with a service representative, call 1-800-225-5163 from
                                            8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                            Information Line, call 1-800-343-2890 (24 hours a day).

                    o By Mail               Print or type your instructions and include:
                      or Fax                 -   the name of the Fund and the account number you are exchanging from;
                                             -   your name(s) and address as they appear on your account;
                                             -   the dollar amount or number of shares you wish to exchange;
                                             -   the name of the Fund you are exchanging into;
                                             -   your signature(s) as it appears on your account; and
                                             -   a daytime telephone number.

                                            Send your instructions
                                            by regular mail to:    or     by express, registered,  or  by fax to:
                                                                          or certified mail to:

                                            The Scudder Funds             Scudder Shareholder Service    1-800-821-6234
                                            P.O. Box 2291                 Center
                                            Boston, MA 02107-2291         42 Longwater Drive
                                                                          Norwell, MA
                                                                          02061-1612
-----------------------------------------------------------------------------------------------------------------------
Redeeming           o By Telephone          To speak with a service representative, call 1-800-225-5163  from  8  a.m.  to  8  p.m.
shares                                      eastern time or to access SAIL(TM), Scudder's Automated Information
                                            Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000  sent to your address of record.

                    o By Mail               Send your instructions for redemption to the appropriate address or fax number
                      or Fax                above and include:
                                              - the name of the Fund and account number you are redeeming from;
                                              - your name(s) and address as they appear on your account;
                                              - the dollar amount or number of shares you wish to redeem;
                                              - your signature(s) as it appears on your account; and
                                              - a daytime telephone number.

                                            A signature guarantee is required for redemptions over $100,000. See
                                            Transaction information--Redeeming shares.

                    o By Automatic          You may arrange to receive automatic cash payments periodically.
                      Withdrawal            Call 1-800-225-5163 for more information and an enrollment form.
                      Plan


                                                                              --

---------------------------------------
Scudder tax-advantaged retirement plans
---------------------------------------

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

      o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee. 401(k) Plans.

      o 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

      o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans. The Scudder Keogh charges you no annual custodial fee.

      o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

      o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

      o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.


--
20

---------------------
Trustees and Officers
---------------------

Daniel Pierce*
    President and Trustee

Paul Bancroft III
    Trustee; Venture Capitalist and Consultant


Sheryle J. Bolton
    Trustee; Chief Executive Officer, Scientific Learning Corporation

William T. Burgin
    Trustee, General Partner, Bessemer Venture Partners


Thomas J. Devine
    Trustee; Consultant

Keith R. Fox
    Trustee; President, Exeter Capital
    Management Corporation

William H. Luers
    Trustee; President, The Metropolitan Museum of Art

Dr. Wilson Nolen
    Trustee; Consultant

Kathryn L. Quirk*
    Trustee, Vice President and
    Assistant Secretary


Robert W. Lear
    Honorary Trustee; Executive-in-Residence,
    Columbia University Graduate School of Business

Robert G. Stone, Jr.
    Honorary Trustee; Chairman of the
    Board and Director, Kirby Corporation

Donald E. Hall*
    Vice President

Jerard K. Hartman*
    Vice President

Thomas W. Joseph*
    Vice President

Kathleen T. Millard*
    Vice President

Thomas F. McDonough*
    Vice President, Secretary and Assistant Treasurer

Pamela A. McGrath*
    Vice President and Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer


*Scudder, Stevens & Clark, Inc.


                                                                              --

--------------------------------
Investment products and services
--------------------------------

The Scudder Family of Funds+++
--------------------------------------------------------------------------------

Money Market
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
    Premium  Shares*
    Managed Shares*
  Scudder Government Money Market Series--Managed Shares*

Tax Free Money Market+
  Scudder Tax Free Money Fund
  Scudder Tax Free  Money Market Series--Managed  Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited
    Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth

  Value
    Scudder Large Company Value  Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth

  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World  Income  Opportunities
    Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ++++++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on various stock exchanges.


--
22

----------------------
How to contact Scudder
----------------------

Account Service and Information:

      For existing account service and transactions
            Scudder Investor Relations--1-800-225-5163

      For 24 hour account information, fund information, exchanges, and an overview of all the services available to you
            Scudder Electronic Account Services -- http://funds.scudder.com

      For personalized information about your Scudder accounts, exchanges and redemptions
            Scudder Automated Information Line(SAIL)--1-800-343-2890

Investment Information:

      For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions
            Scudder Investor Relations -- 1-800-225-2470
                                             Investor.Relations@scudder.com
            Scudder's World Wide Web Site -- http://funds.scudder.com

      For establishing 401(k) and 403(b) plans
            Scudder Defined Contribution Services--1-800-323-6105

Scudder Brokerage Services:

      To receive information about this discount brokerage service and to obtain an application
            Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM)--A Managed Fund Portfolio Program:

      To receive information about this mutual fund portfolio guidance and management program
            Personal Counsel from Scudder--1-800-700-0183

Please address all correspondence to:
            The Scudder Funds
            P.O. Box 2291
            Boston, Massachusetts
            02107-2291

Or Stop by a Scudder Investor Center:

      Many shareholders enjoy the personal, one-on-one service of the Scudder Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

            Boca Raton       Chicago           San Francisco
            Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.


                                                                              --

This prospectus sets forth concisely the information about Scudder Value Fund, a series of Scudder Equity Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a combined Statement of Additional Information dated February 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.


Scudder
Value
Fund



Prospectus
February 1, 1998






A pure no-load(TM) (no sales charges) mutual fund which seeks long-term growth of capital through investment in undervalued equity securities.

Expense information

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Value Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1)   Shareholder  transaction  expenses:   Expenses  charged  directly  to  your
     individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)                   NONE
     Commissions to reinvest dividends                                   NONE
     Redemption fees                                                     NONE*
     Fees to exchange shares                                             NONE


2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended September 30, 1997.

     Investment management fee (after waiver)                            0.64%**
     12b-1 fees                                                          NONE
     Other expenses                                                      0.61%
     Total Fund operating expenses                                       1.25%**


Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

   1 Year            3 Years            5 Years           10 Years
   ------            -------            -------           --------
     $13               $40                $69               $151

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

** Until July 31, 1997, the Adviser has agreed to waive a portion of its fee to the extent necessary so that the total annualized expenses of the Fund do not exceed 1.25% of average daily net assets. If the Adviser had not agreed to waive a portion of its fee, Fund expenses would have been: investment management fee 0.70%, other expenses 0.61% and total operating expenses 1.31% for the fiscal year ended September 30, 1996.

Financial highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated September 30, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                                                 For the Period
                                                                                               December 31, 1992
                                                                                                (commencement of
                                                                                                 operations) to
                                                          Years Ended September 30,               September 30,
                                               1997(a)       1996        1995         1994            1993
------------------------------------------------------------------------------------------------------------------------------
                                              --------------------------------------------------------------------------------
Net asset value, beginning of period .......    $17.52       $15.87      $13.08      $13.38         $12.00
Income from investment operations:            --------------------------------------------------------------------------------
Net investment income ......................       .34          .21         .18         .13            .10
Net realized and unrealized gain on
   investments .............................      7.22         2.40        2.86         .11           1.28
                                              --------------------------------------------------------------------------------
Total from investment operations ...........      7.56         2.61        3.04         .24           1.38
Less distributions from:                      --------------------------------------------------------------------------------
Net investment income ......................      (.07)        (.04)       (.12)       (.11)            --
Net realized gains on investment
   transactions                                  (1.48)        (.92)       (.13)       (.43)            --
                                              --------------------------------------------------------------------------------
Total distributions ........................     (1.55)        (.96)       (.25)       (.54)            --
                                              --------------------------------------------------------------------------------
                                              --------------------------------------------------------------------------------
Net asset value, end of period .............    $23.53       $17.52      $15.87      $13.08         $13.38
                                              --------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (b) .......................     45.80        17.18       23.62        1.88          11.50**
Ratios and Supplemental Data
Net assets, end of period ($ millions) .....       298           89          68          35             29
Ratio of operating expenses, net to
   average daily net assets (%) ............      1.24         1.25        1.25        1.25           1.25*
Ratio of operating expenses before expense
   reductions, to average daily net
   assets (%) ..............................      1.28         1.31        1.44        1.61           2.16*
Ratio of net investment income to average
   daily net assets (%) ....................      1.67         1.34        1.57        1.16           1.56*
Portfolio turnover rate (%) ................     47.40         90.8        98.2        74.6           60.8*
Average commission rate paid (c) ...........    $.0577       $.0577      $   --      $   --         $   --

(a)   Based on monthly average shares outstanding during the period.
(b)   Total return would have been lower had certain expenses not been reduced.
(c) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years beginning on or after October 1, 1995.
*     Annualized
**    Not annualized

A message from Scudder's chairman


Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. During the past year, Scudder entered into an alliance with Zurich Insurance Company in which Zurich has acquired a majority interest in Scudder and combined Scudder with Zurich Kemper Investments, Inc. Scudder's name has been changed to Scudder Kemper Investments, Inc. Today the combined forces of Scudder Kemper manage in excess of $___ billion for many private accounts and over __ mutual fund portfolios. We continue to manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.


The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.


Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The funds of the Scudder Family of Funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Daniel Pierce

Scudder Value Fund

Investment objective

o long-term growth of capital through investment in undervalued equity securities

Investment characteristics

o a portfolio composed primarily of equity securities that are considered undervalued relative to current and estimated future earnings and dividends

o a highly disciplined investment management process incorporating both traditional fundamental research and modern quantitative techniques

o    a focus on medium- to large-sized companies

o    daily liquidity at current net asset value


Contents

Investment objective and policies......................5
Why invest in the Fund?................................6
Additional information about policies
   and investments.....................................6
Distribution and performance information..............10
Fund organization.....................................10
Transaction information...............................11
Shareholder benefits..................................15
Purchases.............................................17
Exchanges and redemptions.............................18
Trustees and Officers.................................20
Investment products and services......................21
How to contact Scudder................................22

Investment objective and policies


Scudder Value Fund (the "Fund"), a diversified series of Scudder Equity Trust, seeks long-term growth of capital through investment in undervalued equity securities. The Fund invests in the securities of companies that, in the opinion of its investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), are undervalued in the marketplace in relation to current and estimated future earnings and dividends. These companies generally sell at price-earnings ratios below the market average, as defined by the Standard & Poor's 500 Composite Price Index.


The Fund invests at least 80% of its assets in equity securities, which consist of common stocks, preferred stocks and securities convertible into common stocks. The Fund changes its portfolio securities for long-term investment considerations and not for trading purposes.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments

The Fund invests primarily in the equity securities of medium- to large-sized domestic companies with annual revenues or market capitalization of at least $600 million. The Adviser uses in-depth fundamental research and a proprietary computerized quantitative model to identify companies that are currently undervalued in relation to current and estimated future earnings and dividends. The investment process also involves an assessment of business risk, including the Adviser's analysis of the strength of a company's balance sheet, the accounting practices a company follows, the volatility of a company's earnings over time, and the vulnerability of earnings to changes in external factors, such as the general economy, the competitive environment, governmental action, and technological change.

The current share price or other valuation measures of these companies may not reflect their business potential because investors may perform incomplete analyses, have limited time horizons, or allow emotions to influence their investment decisions. Other similar factors can also influence short-term market behavior. The Adviser's quantitative approach is designed to help avoid these pitfalls.

While a broad range of investments are considered, only those that, in the Adviser's opinion, are selling at comparatively large discounts to intrinsic value will be purchased for the Fund. It is anticipated that the prices of the Fund's investments will rise as a result of both earnings growth and rising price-earnings ratios over time.


While the Fund emphasizes U.S. investments, it can invest its assets in securities of foreign companies which meet the same criteria applicable to domestic investments. The Fund may invest up to 20% of its total assets in debt obligations, including zero coupon securities and may enter into repurchase agreements and reverse repurchase agreements. In addition, the Fund may engage in strategic transactions. See "Additional information about policies and investments" for more information about these investment techniques.

In addition, the Fund may borrow from banks and other financial institutions in an amount not exceeding the value of one-third of the Fund's total assets. Reverse repurchase agreements are not subject to the one-third asset coverage requirement. The Fund currently intends to borrow only for temporary or emergency purposes, such as providing for redemptions or distributions, and not for investment purposes.

From time to time, the Fund may invest a portion of its assets in cash and cash equivalents when the Adviser deems such a position advisable in light of economic or market conditions.


Why invest in the Fund?

Scudder Value Fund provides investors with convenient, low-cost access to a diversified portfolio of stocks believed to be undervalued by the Adviser. The Fund invests predominantly in the equity securities of financially sound U.S. companies. These companies tend to have below-market price-earnings ratios yet, in the opinion of the Adviser, will reward investors with above-average appreciation over time.

The Fund is distinctive in the manner in which it combines systematic valuation techniques with intensive, traditional fundamental research. The Adviser's proprietary computer-based valuation model was developed and tested over several years before being first implemented in 1987. In addition to identifying undervalued securities, the quantitative model also provides the discipline required to sell appreciated securities as their prices rise to reflect their earnings potential. The model relies on the Adviser's independent equity research effort for estimates of future earnings and dividend growth and proprietary quality ratings. The Adviser maintains one of the largest equity research departments in the industry and has done so for more than 60 years. The Adviser oversees in excess of $400 million in institutional assets using this price-sensitive approach.

The Fund is appropriate for investors who understand the risks of stock market investing. Although the Fund emphasizes securities of companies the Adviser believes are undervalued, movements of the stock market will affect the Fund's share price.

While the Fund may invest in a broad range of industries, it is not, by itself, a complete investment program. Nonetheless, it can serve as a core component of an investment program that includes money market, bond and specialized equity investments. Moreover, growth portfolios and value portfolios generally do not move in tandem, so adding the Fund to your portfolio of growth stocks or growth mutual funds should increase diversification and reduce investment risk.


In addition, the Fund offers all the benefits of the Scudder Family of Funds. The Adviser manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.


Additional information about policies and investments

Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to maintain the portfolio's diversity and reduce investment risk.


As discussed in "Investment objective and policies--Investments" above, the Fund may borrow money provided that the Fund maintain asset coverage of 300% for all borrowings except for reverse repurchase agreements and may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements.


A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's combined Statement of Additional Information.

Common stocks

Under normal circumstances, the Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Debt securities

Consistent with the Fund's investment objective of long-term capital growth, the Fund may purchase investment-grade debt securities, which are those rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A or BBB by Standard & Poor's ("S&P") or, if unrated, of equivalent quality as determined by the Adviser. The Fund may also purchase debt securities which are rated below investment- grade. Capital appreciation in such debt securities may arise from a favorable change in relative interest rate levels, or in the creditworthiness of issuers. Receipt of income from debt securities is incidental to the Fund's objective of long-term growth of capital. (See "Risk factors.")

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price.

Convertible securities

The Fund may invest in convertible securities (bonds, notes, debentures, preferred stocks and other securities convertible into common stocks) that may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to nonconvertible debt securities.

Foreign securities

While the Fund generally emphasizes investments in companies domiciled in the U.S., it may invest in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings. The Fund may invest in foreign securities when the anticipated performance of foreign securities is believed by the Adviser to offer more potential than domestic alternatives in keeping with the investment objective of the Fund.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Debt securities.

The Fund may invest up to 20% of its net assets in debt securities, including securities which are rated below investment- grade or, if unrated, are considered by the Adviser to be equivalent to below investment-grade debt securities (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Fund will invest no more than 10% of its net assets in securities rated B or lower by Moody's or S&P, and may not invest more than 5% of its net assets in securities rated C by Moody's or D by S&P, which may be in default with respect to payment of principal or interest. Also, longer-maturity bonds tend to fluctuate more in price as interest rates change than do short-term bonds, providing both opportunity and risk.

Zero coupon bonds, which do not pay interest until maturity, and pay-in-kind securities, which pay interest in the form of additional securities, may be more speculative than debt securities which pay income periodically in cash.

Repurchase agreements. If a seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings of the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs including a decline in value of the securities before being able to sell the securities.

Convertible securities.

While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Illiquid or restricted investments.

The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted investments. Disposing of illiquid or restricted investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Foreign securities.

Investments in foreign securities involve special considerations, due to more limited information, higher brokerage costs and different accounting standards. They may also entail certain risks, such as possible imposition of dividend or interest withholding or confiscatory taxes, possible currency blockages or transfer restrictions, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Foreign securities may be less liquid and more volatile than comparable domestic securities, and there is less government regulation of stock exchanges, brokers, listed companies and banks than in the U.S. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

Strategic Transactions and derivatives.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's combined Statement of Additional Information.

Distribution and performance information

Dividends and capital gains distributions

The Fund intends to distribute any dividends from its net investment income and net realized capital gains after utilization of capital loss carryforwards, if any, annually in December to prevent application of federal excise tax, although an additional distribution may be made if required, at a later date. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of such dividends from net investment income may qualify for the dividends-received deduction for corporations.

The Fund sends detailed tax information about the amount and type of its distributions to shareholders by January 31 of the following year.

Performance information


From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year and the life of the Fund, as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.


Fund organization

Scudder Value Fund is a diversified series of Scudder Equity Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust's predecessor was organized as a Delaware corporation in May 1966. The Trust was reorganized as a Massachusetts business trust in October 1985.

The Fund's activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Investment adviser


The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation, to manage its daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.

The Fund pays the Adviser an annual fee of 0.70% of the Fund's average daily net assets. The Adviser has agreed to maintain the annualized expenses of the Fund at not more than 1.25% of the average daily net assets of the Fund until July 31, 1997. For the fiscal year ended September 30, 1996, the Adviser took action to reduce the Fund's total expenses and as a result received an investment management fee of 0.64% of the Fund's average daily net assets.

The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


Under the Investment Management Agreement with the Adviser, the Fund is responsible for all of its expenses, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.


All the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.


Scudder Kemper Investments, Inc. is located at 345 Park Avenue, New York, New York.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Custodian

State Street Bank and Trust Company is the Fund's custodian.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:
     The Scudder Funds
     State Street Bank and Trust Company
     Boston, MA 02101
     ABA Number 011000028
     DDA Account 9903-5552

Your wire instructions must also include:
-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.


By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

By exchange. The Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of (Directors/Trustees). Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions. You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record.

Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason, including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of

$100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other information" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Shareholder benefits

Experienced professional management


Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.


A team approach to investing

Scudder Value Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager Donald E. Hall has had responsibility for the Fund's day-to-day management since its inception in 1992. Mr. Hall, who has 14 years of experience in the value style of investing, joined Scudder in 1982. William J. Wallace, Portfolio Manager, has been a member of the Fund's team since 1992 and has 16 years of investment experience.


SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder, Stevens & Clark, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon Scudder's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.



Purchases

 Opening             Minimum initial investment: $2,500; IRAs $1,000
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

 Make checks
 payable to "The     o  By Mail              Send your completed and signed application and check
 Scudder Funds."
                                                 by regular mail to:        or            by express, registered,
                                                                                          or certified mail to:
                                                 The Scudder Funds                        Scudder Shareholder Service
                                                 P.O. Box 2291                            Center
                                                 Boston, MA                               42 Longwater Drive
                                                 02107-2291                               Norwell, MA
                                                                                          02061-1612

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.
                                             Then call 1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.
----------------------------------------------------------------------------------------------------------------------
 Purchasing          Minimum additional investment: $100; IRAs $50
 additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
 shares              See appropriate plan literature.

 Make checks         o By Mail               Send a check with a Scudder investment slip, or with a letter of
 payable to "The                             instruction including your account number and the complete Fund name, to
 Scudder Funds."                             the appropriate address listed above.

                     o By Wire               Please see Transaction information--Purchasing shares-- By wire for details, including the ABA wire transfer number.

                     o In Person             Visit one of our Investor Centers to make an additional
                                             investment in your Scudder fund account. Investor Center locations are listed under Shareholder benefits.

                     o By Telephone          Please see Transaction information--Purchasing shares-- By
                                             QuickBuy or By telephone order for more details.

                     o  By Automatic         You may arrange to make investments on a regular basis through automatic
                        Investment Plan      deductions from your bank checking account. Please call 1-800-225-5163
                        ($50 minimum)        for more information and an enrollment form.



 Exchanges and redemptions

 Exchanging   Minimum investments:    $2,500 to establish a new account;
 shares                               $100 to exchange among existing accounts

                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into;
                                        -   your signature(s) as it appears on your account; and
                                        -   a daytime telephone number.

                                     Send your instructions
                                      by regular mail to:           or   by express, registered,   or   by fax to:
                                                                         or certified mail to:
                                      The Scudder Funds                  Scudder Shareholder            1-800-821-6234
                                      P.O. Box 2291                      Service Center
                                      Boston, MA 02107-2291              42 Longwater Drive
                                                                         Norwell, MA
                                                                         02061-1612
 -----------------------------------------------------------------------------------------------------------------------
 Redeeming         o By Telephone     To speak with a service representative, call 1-800-225-5163 from
 shares                               8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

                   o By Mail          Send your instructions for redemption to the appropriate address or fax number
                     or Fax           above and include:
                                        - the name of the Fund and account number you are redeeming from;
                                        - your name(s) and address as they appear on your account;
                                        - the dollar amount or number of shares you wish to redeem;
                                        - your signature(s) as it appears on your account; and
                                        - a daytime telephone number.

                                      A signature guarantee is required for redemptions over $100,000. See Transaction information--Redeeming shares.

                   o By Automatic     You may arrange to receive automatic cash payments periodically. Call
                     Withdrawal       1-800-225-5163 for more information and an enrollment form.
                     Plan


Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee. 401(k) Plans.

o 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans. The Scudder Keogh charges you no annual custodial fee.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

Trustees and Officers

Daniel Pierce*
    President and Trustee

Paul Bancroft III
    Trustee; Venture Capitalist and Consultant


Sheryle J. Bolton
    Trustee; Chief Executive Officer, Scientific Learning Corporation

William T. Burgin
    Trustee; General Partner, Bessemer Venture Partners


Thomas J. Devine
    Trustee; Consultant

Keith R. Fox
    Trustee; President, Exeter Capital
    Management Corporation


William H. Luers
    Trustee; President, The Metropolitan Museum of Art


Kathryn L. Quirk*
    Trustee, Vice President and
    Assistant Secretary


Robert W. Lear
    Honorary Trustee; Executive-in-Residence,
    Columbia University Graduate School of Business

Robert G. Stone, Jr.
    Honorary Trustee; Chairman of the Board
    and Director, Kirby Corporation

Donald E. Hall*
    Vice President

Jerard K. Hartman*
    Vice President

Thomas W. Joseph*
    Vice President

Kathleen T. Millard*
    Vice President

Thomas F. McDonough*
    Vice President, Secretary and Assistant Treasurer

Pamela A. McGrath*
    Vice President and Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

*Scudder, Stevens & Clark, Inc.

Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.



How to contact Scudder

Account Service and Information:

         For existing account service and transactions
                  Scudder Investor Relations -- 1-800-225-5163

          For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

                  Scudder Electronic Account Services -- http://funds.scudder.com

         For personalized information about your Scudder accounts, exchanges and redemptions

                  Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

         For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

                  Scudder Investor Relations -- 1-800-225-2470
                                                   Investor.Relations@scudder.com

                  Scudder's World Wide Web Site -- http://funds.scudder.com

         For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

         To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

         To receive information about this mutual fund portfolio guidance and management program

                  Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Investor Center:

         Many shareholders enjoy the personal, one-on-one service of the Scudder
         Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

                        SCUDDER LARGE COMPANY VALUE FUND

          A Pure No-Load(TM) (No Sales Charges) Diversified Mutual Fund which Seeks to Maximize Long-Term Capital Appreciation

                                       and

                               SCUDDER VALUE FUND

          A Pure No-Load(TM) (No Sales Charges) Diversified Mutual Fund
                 which Seeks Long-Term Growth of Capital through
                   Investment in Undervalued Equity Securities

                       STATEMENT OF ADDITIONAL INFORMATION


                                February 1, 1998

      This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectuses of Scudder Large Company Value Fund and Scudder Value Fund each dated February 1, 19981997, as amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                               TABLE OF CONTENTS
                                                                          Page

THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES ..........................    1
     General Investment Objective and Policies of Scudder Large
       Company Value Fund ..............................................    1
     General Investment Objective and Policies of Scudder Value
       Fund ............................................................    1
     Master-feeder fund structure ......................................    3
     Investments and Investment Techniques .............................    3
     Investment Restrictions ...........................................   13
     Other Investment Policies .........................................   15


PURCHASES ..............................................................   16
     Additional Information About Opening An Account ...................   16
     Additional Information About Making Subsequent Investments            17
     Additional Information About Making Subsequent Investments
       by QuickBuy .....................................................   17
     Checks ............................................................   18
     Wire Transfer of Federal Funds ....................................   18
     Share Price .......................................................   18
     Share Certificates ................................................   19
     Other Information .................................................   19

EXCHANGES AND REDEMPTIONS ..............................................   19
     Exchanges .........................................................   19
     Redemption by Telephone ...........................................   20
     Redemption By QuickSell ...........................................   21
     Redemption by Mail or Fax .........................................   21
     Redemption-in-Kind ................................................   22
     Other Information .................................................   22


FEATURES AND SERVICES OFFERED BY THE FUNDS .............................   23
     The Pure No-Load(TM) Concept ......................................   23
     Dividends and Capital Gains Distribution Options ..................   24
     Diversification ...................................................   24
     Scudder Investor Centers ..........................................   24
     Reports to Shareholders ...........................................   25
     Transaction Summaries .............................................   25

THE SCUDDER FAMILY OF FUNDS ............................................   25

SPECIAL PLAN ACCOUNTS ..................................................   29
     Scudder Retirement Plans:  Profit-Sharing and Money
       Purchase Pension Plans for Corporations and
       Self-Employed Individuals .......................................   29
     Scudder 401(k): Cash or Deferred Profit-Sharing Plan for
       Corporations and Self-Employed Individuals ......................   30
     Scudder IRA:  Individual Retirement Account .......................   30
     Scudder 403(b) Plan ...............................................   31
     Automatic Withdrawal Plan .........................................   31
     Group or Salary Deduction Plan ....................................   31
     Automatic Investment Plan .........................................   32
     Uniform Transfers/Gifts to Minors Act .............................   32

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS ..............................   32

PERFORMANCE INFORMATION ................................................   32
     Average Annual Total Return .......................................   33
     Cumulative Total Return ...........................................   33
     Total Return ......................................................   34
     Comparison of Fund Performance ....................................   35

ORGANIZATION OF THE FUNDS ..............................................   38

INVESTMENT ADVISER .....................................................   39
     Personal Investments by Employees of the Adviser ..................   43

TRUSTEES AND OFFICERS ..................................................   44

REMUNERATION ...........................................................   46

DISTRIBUTOR ............................................................   47

TAXES ..................................................................   48

PORTFOLIO TRANSACTIONS .................................................   51
     Brokerage Commissions .............................................   51
     Portfolio Turnover ................................................   52

NET ASSET VALUE ........................................................   53

ADDITIONAL INFORMATION .................................................   54
     Experts ...........................................................   54
     Shareholder Indemnification .......................................   54
     Other Information .................................................   54

FINANCIAL STATEMENTS ...................................................   55

APPENDIX

           THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

      (See "Investment objective and policies" and "Additional information about policies and investments" in the Funds' prospectuses.)

      Scudder Large Company Value Fund and Scudder Value Fund (each a "Fund," collectively, the "Funds") are diversified series of Scudder Equity Trust (the "Trust"), a pure no-load(TM), open-end, management investment company organized as a Massachusetts business trust. Scudder Large Company Value Fund changed its name from Scudder Capital Growth Fund on February 1, 1997.

General Investment Objective and Policies of Scudder Large Company
Value Fund

      Scudder Large Company Value Fund ("Large Company Value Fund") seeks to maximize long-term capital appreciation through a broad and flexible investment program. The Fund seeks to achieve its objective by investing: (i) in marketable securities, principally common stocks; (ii) up to 20% of its net assets in debt securities where capital appreciation from debt securities is expected to exceed the capital appreciation available from common stocks; and (iii) for temporary defensive purposes, during periods when market or economic conditions may warrant, in debt securities and short-term indebtedness. The Fund may also invest in preferred stocks consistent with its objective. The securities in which the Fund may invest are described under "Investment objective and policies" in the Fund's prospectus.

       Investments in common stocks have a wide range of characteristics, and management of the Fund believes that opportunity for long-term capital appreciation may be found in all sectors of the market for publicly traded equity securities. Thus the search for equity investments for the Fund may encompass any sector of the market and companies of all sizes. It is a fundamental policy of the Fund, which may not be changed without approval of a majority of the Fund's outstanding shares, that the Fund will not concentrate its investments in any particular industry. However, the Fund reserves the right to invest up to 25% of its total assets (taken at market value) in any one industry. The use of this tactic is, in the opinion of management, consistent with the Fund's flexible approach of seeking to maximize long-term growth of capital.

      The Fund may purchase, for capital appreciation, investment- grade debt securities including zero coupon bonds. Investment- grade debt securities are those rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A or BBB by Standard & Poor's ("S&P") or, if unrated, of equivalent quality as determined by the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"). Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics.

      The Fund may also purchase debt securities which are rated below investment-grade (that is, rated below Baa by Moody's or below BBB by S&P), and unrated securities of comparable quality in the Adviser's judgment, which usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid and more difficult to value than securities in the higher rating categories. The Fund may invest up to 10% of its net assets in securities rated B or lower by Moody's or S&P and may invest in securities which are rated as low as C by Moody's or D by S&P. Securities rated B or lower involve a high degree of speculation with respect to the payment of principal and interest and those securities rated C or D may be in default with respect to payment of principal or interest.
(See "High Yield, High Risk Securities.")


      The Fund may borrow money for temporary, emergency or other purposes, including investment leverage purposes, as determined by the Trustees. The Fund may also borrow under reverse repurchase agreements. The Investment Company Act of 1940 (the "1940 Act") requires borrowings to have 300% asset coverage.


      Changes in portfolio securities are made on the basis of investment considerations and it is against the policy of management to make changes for trading purposes.

      The objective of the Fund is not fundamental and may be changed by the Trustees without a vote of shareholders. The Fund cannot guarantee a gain or eliminate the risk of loss. The net asset value of the Fund's shares will increase or decrease with changes in the market price of the Fund's investments and there is no assurance that the Fund's objective will be achieved.

General Investment Objective and Policies of Scudder Value Fund

      Scudder Value Fund ("Value Fund") seeks long-term growth of capital through investment in undervalued equity securities. This objective is not fundamental and may be changed by the Trustees without a shareholder vote.

The Fund seeks to achieve its objective by investing in the equity securities of companies that, in the opinion of its Adviser, are undervalued in the marketplace in relation to current and estimated future earnings and dividends. These companies generally sell at price-earnings ratios below the market average, as defined by the Standard & Poor's 500 Composite Price Index (S&P
500). The securities in which the Fund may invest are described under "Investment objective and policies" in the Fund's prospectus.

      The Fund invests at least 80% of its assets in equity securities consisting of common stocks, preferred stocks and securities convertible into common stocks. The Fund changes its portfolio securities for long-term investment considerations and not for trading purposes.

     The Fund invests primarily in the equity securities of medium-to-large size domestic companies with annual revenues or market capitalization of at least $600 million. The Adviser uses in-depth fundamental research and a proprietary computerized quantitative model to identify companies that are currently undervalued in relation to current and estimated future earnings and dividends. The investment process also involves an assessment of business risk, including the Adviser's analysis of the strength of a company's balance sheet, the accounting practices a company follows, the volatility of a company's earnings over time, and the vulnerability of earnings to changes in external factors, such as the general economy, the competitive environment, governmental action and technological change.

      While a broad range of investments are considered, only those that, in the Adviser's opinion, are selling at comparatively large discounts to intrinsic value will be purchased for the Fund. It is anticipated that the prices of the Fund's investments will rise as a result of both earnings growth and rising price-earnings ratios over time.

      Value investing, as measured by the Wilshire Large Company Value Index--a well-known source of value-oriented portfolio returns--has provided an average annual return of 14.27% for the ten-year period ended September 30, 1996. This compares to a 14.99% return for the S&P 500, 13.28% for the Lipper Growth Fund Average, and 12.69% for the Lipper Growth and Income Fund Average over the same period. Using active investment management, the Fund hopes to outperform passive indices. The performance of the indices is not representative of the performance of the Fund or the future performance of the Fund. The indices do not bear the transaction and other costs that the Fund will bear.

      While the Fund emphasizes U.S. investments, it can invest in securities of foreign companies that meet the same criteria applicable to domestic investments if the performance of foreign securities is believed by the Adviser to offer more potential than domestic investments.

      For capital appreciation, the Fund may use up to 20% of its assets to purchase debt securities, including zero coupon bonds. Investment-grade debt securities are those rated Aaa, Aa, A or Baa by Moody's, or AAA, AA, A or BBB by S&P or, if unrated, of equivalent quality as determined by the Adviser.

      The Fund may also purchase debt securities which are rated below investment-grade (that is, rated below Baa by Moody's or below BBB by S&P) and unrated securities of equivalent quality as determined by the Adviser, which usually entail greater risk (including the possibility of default or bankruptcy of the issues of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid and more difficult to value than securities in the higher rating categories. The Fund may invest up to 20% of its net assets in such securities ("high yield/high risk securities") but will invest no more than 10% of its net assets in securities rated B or lower by Moody's or S&P and may not invest more than 5% of its net assets in securities which are rated C by Moody's or D by S&P or of equivalent quality as determined by the Adviser. Securities rated C or D may be in default with respect to payment of principal or interest. Also, longer maturity bonds tend to fluctuate more in price as interest rates change than do short-term bonds, providing both opportunity and risk. (See "High Yield, High Risk Securities.")


      The Fund may borrow money for temporary, emergency or other purposes, including investment leverage purposes, as determined by the Trustees. The Fund may also borrow under reverse repurchase agreements. The Investment Company Act of 1940 (the "1940 Act") requires borrowings to have 300% asset coverage.

      The objective of the Fund is not fundamental and may be changed by the Trustees without a vote of shareholders. The Fund cannot guarantee a gain or eliminate the risk of loss. The net asset value of the Fund's shares will increase or decrease with changes in the market price of the Fund's investments, and there is no assurance that the Fund's objective will be achieved.



Master-feeder Fund Structure

     At a special meeting of shareholders held on October 27, 1997, a majority of the shareholders of each fund approved a proposal which gives the Funds' Board of Trustees the discretion to retain the current distribution arrangement while investing in a master fund in a master/feeder fund structure as described below.

      A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds preserving separate identities, management or distribution channels at the feeder fund level, based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed and that a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss.


Investments and Investment Techniques

Foreign Securities. While the Funds generally emphasize investments in companies domiciled in the U.S., they may invest in listed and unlisted foreign securities of the same types as the domestic securities in which they may invest, when the anticipated performance of foreign securities is believed by the Adviser to offer more potential than domestic alternatives, in keeping with the investment objectives of the Funds.

       Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Funds' performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange (the "Exchange") and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Funds are uninvested and no return is earned thereon. The inability of the Funds to make intended security purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Funds due to subsequent declines in value of the portfolio security or, if the Funds have entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges although the Funds will endeavor to achieve the most favorable net results on their portfolio transactions. Further, the Funds may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Funds' agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S. thereby increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Delivery of securities without payment is required in some foreign markets. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

      These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in those countries than in developed countries. The management of the Funds seeks to mitigate the risks associated with these considerations through diversification and active professional management. Although investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries, the Funds will not invest in any securities of issuers located in developing countries if the securities, in the judgment of the Adviser, are speculative.

       Investments in foreign securities usually will involve currencies of foreign countries. Moreover, the Funds may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and the value of the assets for the Funds, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. Although the Funds value their assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies, if any, into U.S. dollars on a daily basis. The Funds may do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer. The Funds will conduct their foreign currency exchange transactions, if any, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward foreign currency exchange contracts.

      To the extent that the Funds invest in foreign securities, each Fund's share price could reflect the movements of both the different stock and bond markets in which it is invested and the currencies in which the investments are denominated: the strength or weakness of the U.S. dollar against foreign currencies could account for part of each Fund's investment performance.

High Yield, High Risk Securities. Below investment-grade securities (rated below Baa by Moody's and below BBB by S&P) or unrated securities of equivalent quality in the Adviser's judgment, carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, may be less liquid and more difficult to value than securities in the higher ratings categories and are considered speculative. The lower the ratings of such debt securities the greater their risks render them like equity securities. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

      Each Fund may invest up to 20% of its net assets in debt securities rated below investment-grade but will invest no more than 10% of its net assets in securities rated B or lower by Moody's or by S&P.

      An economic downturn could disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates could adversely affect the value of such obligations held by the Funds. Prices and yields of high yield securities will fluctuate over time and may affect each Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

      The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of a Fund to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the value and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

      Credit quality in the high-yield securities market can change suddenly and unexpectedly and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of each

Fund's investment objective may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded the Adviser will determine whether it is in the best interest of a Fund to retain or dispose of the security.

      Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type. For more information regarding tax issues related to high yield securities see "TAXES."

Convertible Securities. The Funds may each invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features. The Funds will limit their purchases of convertible securities to debt securities convertible into common stocks.

      The convertible securities in which the Funds may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

      Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

       Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities are generally expected to be less volatile than the underlying common stocks as they are usually issued with short to medium length maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Illiquid and Restricted Securities. Each Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities", i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

      The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of the Adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities.

      Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. The Funds may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

     Each Fund will not invest more than 10% of its total assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws or in repurchase agreements not terminable within seven days.


Borrowing. As a matter of fundamental policy, the Funds will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Trustees do not currently intend to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase the Funds' volatility and the risk of loss in a declining market. Borrowing by the Funds' will involve special risk considerations. Although the principal of the Funds' borrowings will be fixed, the Funds' assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.


Repurchase Agreements. Each Fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or by S&P.

      A repurchase agreement provides a means for a Fund to earn income on funds for periods as short as overnight. It is an arrangement under which a Fund acquires a debt security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Obligations subject to a repurchase agreement are held in a segregated account and the value of such Obligations kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement. Obligations will be held by the Fund's custodian or in the Federal Reserve Book Entry system.

     For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would risk losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Strategic Transactions and Derivatives. Each Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities of a Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

      In the course of pursuing these investment strategies, a Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in a Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

      Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

      A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Each Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. Each Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to a Fund at a formula price within seven days. Each Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Each Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission ("SEC") currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to each Fund's limitation on investing no more than 10% of its assets in illiquid securities.

      If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

      Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes that Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require that Fund to hold a security or instrument which it might otherwise have sold.

      Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities, indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. Each Fund will not sell put options if, as a result, more than 50% of a Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

      Each Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

      Each Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of that Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. Each Fund may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. Each Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

      Each Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

      Each Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

      Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

      To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, each Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of that Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), a Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, that Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which each Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. Each Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Funds might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.


Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Funds segregate liquid high grade assets with their custodian to the extent that obligations of the Funds are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require that Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high-grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require that Fund to own portfolio securities which correlate with the index or to segregate liquid high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires that Fund to segregate liquid, high grade assets equal to the exercise price.

      Except when a Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates a Fund to buy or sell currency will generally require that Fund to hold an amount of that currency or liquid securities denominated in that currency equal to that Fund's obligations or to segregate liquid high grade assets equal to the amount of that Fund's obligation.


      OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, that Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and that Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

     In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

      With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Fund's net obligation, if any.

      Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by that Fund. Moreover, instead of segregating assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

     Each Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. (See "TAXES.")

Investment Restrictions

      Unless specified to the contrary, the following restrictions are fundamental policies of each Fund and may not be changed without the approval of a majority of the outstanding voting securities of that Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy; or (2) more than 50% of the outstanding shares of the Fund.

     As a matter of fundamental policy, each Fund may not:


      (1) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;



      (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;



      (3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;



      (4) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      (5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

      (6) purchase physical commodities or contracts relating to physical commodities; or

      (7) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's objective and policies may be deemed to be loans.

      (1) with respect to 75% of its total assets, taken at market value, purchase more than 10% of the outstanding voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

      (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

      (3) act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

      (4) make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objective and investment policies may be deemed to be loans;

      (5) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes or series of the Trust, provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction; and

      (6) purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents).

Other Investment Policies

      The Trustees of the Trust have voluntarily adopted certain policies and restrictions which are observed in the conduct of each Fund's affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

     As a matter of nonfundamental policy, each Fund may not:

      (a) purchase or retain securities of any open-end investment company, or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event the Fund may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its assets in another investment company, and may not invest more than 10% of its assets in other investment companies;

      (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

      (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer, director or trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (1/2%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

      (d) purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions, and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

      (e) invest more than 10% of its total assets in securities which are not readily marketable, the disposition of which is restricted under federal securities laws, or in repurchase agreements not terminable within seven days, and the Fund will not invest more than 10% of its total assets in restricted securities; Large Company Value Fund has no current intention of investing more than 5% of its assets in repurchase agreements;

      (f) purchase securities of any issuer with a record of less than three years continuous operations, including predecessors, except U.S. Government securities, securities of such issuers which are rated by at least one nationally recognized statistical rating organization, municipal obligations and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

      (g) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its net assets; or sell put options on securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Fund's net assets;

      (h) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the

          Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

      (i) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

      (j) borrow money, including reverse repurchase agreements, in excess of 5% of its total assets (taken at market value) except for temporary or emergency purposes or borrow other than from banks;

      (k) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value);

      (l)   purchase or sell real estate limited partnership interests; or

      (m) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. Each Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of its total assets.

      In addition, as a matter of nonfundamental policy, Large Company Value Fund may not:

      (n) invest more than 20% of its net assets in debt securities (including convertible securities), and not more than 10% of its net assets in those rated B or lower by Moody's or S&P and may invest in securities rated D by S&P.

      If a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" and "Other Investment Policies" above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of a Fund's assets will not be considered a violation of the restriction.

      In addition, other nonfundamental policies may be established from time to time by the Funds' Trustees and would not require the approval of shareholders.

                                    PURCHASES

   (See "Purchases" and "Transaction information" in the Funds' prospectuses.)

Additional Information About Opening An Account

      Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, or telephone.

      Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD and banks may open an account by wire. These investors must call 1- 800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

      The minimum initial purchase amount may be less than $2,500 under certain special plan accounts.

Additional Information About Making Subsequent Investments

      Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any office of the Distributor listed in each Fund's prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancelation. In the event of such cancelation or cancelation at the purchaser's request, the purchaser will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancelation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the relevant Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the relevant Fund.

Additional Information About Making Subsequent Investments by
QuickBuy


      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

      In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing an QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Additional Information About Making Subsequent Investments by AutoBuy

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the AutoBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $50,000 but not less than $250. To purchase shares by AutoBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. AutoBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by AutoBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. AutoBuy transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

      In order to request purchases by AutoBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish AutoBuy may so indicate on the application. Existing shareholders who wish to add AutoBuy to their account may do so by completing an AutoBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine. and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Checks

      A certified check is not necessary, but checks are accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

      If shares are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse a Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

      To obtain the net asset value determined as of the close of regular trading on the Exchange (normally 4 p.m. eastern time) on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to 4 p.m.

      The bank sending an investor's federal funds by bank wire may charge for the service. Presently the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

      Boston banks are closed on certain holidays although the Exchange may be open. These holidays include: Martin Luther King, Jr. Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans Day (November
11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of a Fund.

Share Price

     Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to the Fund's transfer agent in Boston by the close of regular trading on the Exchange.

Share Certificates

      Due to the desire of Trust management to afford ease of redemption, certificates will not be issued to indicate ownership in the Funds. With respect to Large Company Value Fund, formerly known as Capital Growth Fund, share certificates now in a shareholder's possession may be sent to the Trust's transfer agent, Scudder Service Corporation (the "Transfer Agent"), for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares. See "Purchases" and "Exchanges and redemptions" in Large Company Value Fund's prospectus.

Other Information


      If purchases or redemptions of the Funds' shares are arranged and settlement is made at an the investor's election through a member of the NASD, other than the Distributor, that member may, at its discretion, charge a fee for that service. The Trustees and Scudder Investor Services, Inc., the Trust's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor each may suspend or terminate the offering of shares of either Fund at any time.

       The Tax Identification Number section of the Funds' application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g., from exempt investors, certification of exempt status) may be returned to the investor if a certified tax identification number and certain other required certificates are not supplied.


      The Trust may issue shares of either Fund at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

         (See "Exchanges and redemptions" and "Transaction information"
                          in the Funds' prospectuses.)

Exchanges

      Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction Information-Signature guarantees" in the Funds' prospectuses.

      Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

      Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund at current net asset value through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the phone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

      There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

      Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


      The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.



      The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated.


       Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

       Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may request to have the proceeds mailed or wired to their pre-designated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

      (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

      (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

      Telephone redemption is not available with respect to shares represented by share certificates for Large Company Value Fund, formerly known as Capital Growth Fund, or shares held in certain retirement accounts for both Funds.

     If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

      Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

      Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

      Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.


Redemption By QuickSellAutoSell

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSellAutoSell program may sell shares of the Fund by telephone. To sell shares by QuickSellAutoSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSellAutoSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSellAutoSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

       In order to request redemptions by QuickSellAutoSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickSellAutoSell may so indicate on the application. Existing shareholders who wish to add QuickSellAutoSell to their account may do so by completing an QuickSellAutoSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.


      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

      Any existing share certificates for Large Company Value Fund, formerly known as Capital Growth Fund, representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature guaranteed as explained in that Fund's prospectus.

      In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not limited to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).


      It is suggested that shareholders holding certificated shares or shares registered in other than individual names contact the Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven days of payment for shares tendered for repurchase or redemption may result but only until the purchase check has cleared.

      The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Redemption-in-Kind

      The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing a Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

Other Information


      Clients, officers or employees of the Adviser or of an affiliated organization, and members of such clients', officers' or employees' immediate families, banks and members of the NASD may direct redemption requests to the Trust through Scudder Investor Services, Inc. at Two International Place, Boston, Massachusetts 02110-4103 by letter, fax, TWX, or telephone. A two-part confirmation will be mailed out promptly after receipt of the request. A written request in good order as described above and any certificates with a proper original signature guarantee(s), as described in the Funds' prospectuses under "Transaction information-Signature guarantees", should be sent with a copy of the invoice to Scudder Service Corporation, Confirmed Processing Department, Two International Place, Boston, Massachusetts 02110- 4103. Failure to deliver shares or required documents (see above) by the settlement date may result in cancellation of the trade and the shareholder will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. The Trust shall have the authority, as agent of the shareholder, to redeem shares in the account to reimburse a Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the shareholder will be absorbed by the principal underwriter. Any net gains so resulting will accrue to a Fund. For this group, repurchases will be carried out at the net asset value next computed after such repurchase requests have been received. The arrangements described in this paragraph for repurchasing shares are discretionary and may be discontinued at any time.


      If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Funds do not impose a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

      Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

       The Trust's Declaration of Trust provides that the determination of net asset value may be suspended and a shareholder's right to redeem shares and to receive payments may be suspended at times during which a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) a governmental body having jurisdiction over the Trust may, by order, permit such a suspension for the protection of the Fund's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in
(b), (c) or (d) exist.

      If transactions at any time reduce a shareholder's account balance in the Fund to below $1,000 in value, the Trust may notify the shareholder that, unless the account balance is brought up to at least $1,000, the Trust will redeem all shares in the Fund and close the account by making payment to the shareholder. The shareholder has sixty days to bring the account balance up to $1,000 before any action will be taken by the Trust. No transfer from an existing account to a new Scudder fund account should be for less than $1,000; otherwise the new account may be redeemed as described above. (This policy applies to accounts of new shareholders but does not apply to certain Special Plan Accounts.) The Trustees have the authority to change the minimum account size.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

            (See "Shareholder benefits" in the Funds' prospectuses.)

The Pure No-Load(TM) Concept

     Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

     Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

      A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.


      A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the NASD Conduct Rules, of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.


      Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

      The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

================================================================================
                                                                 No-Load
                  Scudder                        Load Fund      Fund with
                  Pure No-       8.50% Load      with 0.75%    0.25% 12b-1
    YEARS      Load(TM) Fund       Fund          12b-1 Fee         Fee
--------------------------------------------------------------------------------
     10          $25,937         $23,733          $24,222        $25,354
--------------------------------------------------------------------------------
     15           41,772          38,222           37,698         40,371
--------------------------------------------------------------------------------
     20           67,275          61,557           58,672         64,282
================================================================================

     Investors are encouraged to review the fee tables on page 2 of each Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Dividends and Capital Gains Distribution Options

     Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the Funds' prospectuses for the address.

      Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

       Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

      Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Diversification

      Your investment in each Fund represents an interest in a large, diversified portfolio of carefully selected securities. Diversification may protect you against the possible risks associated with concentrating in fewer securities.


Scudder InvestorFunds Centers

     Investors may visit any of the InvestorFund Centers maintained by the Distributor listed in the Funds' prospectuses. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectuses.

Reports to Shareholders

      The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Trust presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Funds.

Transaction Summaries

      Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

      (See "Investment products and services" in the Funds' prospectuses.)

      The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

MONEY MARKET

      Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

      Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

      Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State

----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

      personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

      Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE

      Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

      Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

      Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

      Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

      Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

      Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

      Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

      Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

      Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

      Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

      Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

      Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

      Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

      Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

      Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

      Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

      Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

      Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

      Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

      Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

      Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

U.S. GROWTH

  Value

      Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

      Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

      Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

      Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro- capitalization ("micro-cap") common stocks.

  Growth

     Scudder Classic Growth Fund seeks to provide long-term growth of capital and to keep the value of its shares more stable than other growth mutual funds.

     Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

     Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.

     Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

GLOBAL GROWTH

  Worldwide

     Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

     Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

     Scudder International Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

     Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

     Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

     Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold- related equity securities and gold.

  Regional

     Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

     Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

     Scudder Latin America Fund seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

     The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.

      The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

      The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                              SPECIAL PLAN ACCOUNTS

    (See "Scudder tax-advantaged retirement plans," "Purchases--By Automatic Investment Plan" and "Exchanges and redemptions--By Automatic Withdrawal Plan"
                           in the Fund's prospectus.)

     Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

     Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

     None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

     Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

     Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

     Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

     A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

     An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

     The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

--------------------------------------------------------------------------------
   Starting
    Age of                    Annual Rate of Return
                 -----------------------------------------------
Contributions           5%            10%            15%
--------------------------------------------------------------------------------
      25           $253,680        $973,704     $4,091,908
      35            139,522         361,887        999,914
      45             69,439         126,005        235,620
      55             26,414          35,062         46,699

     This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                (post tax, $2,000 pretax) and a 31% Tax Bracket

--------------------------------------------------------------------------------
   Starting
    Age of                    Annual Rate of Return
                 -----------------------------------------------
Contributions           5%            10%            15%
--------------------------------------------------------------------------------
      25            $119,318        $287,021       $741,431
      35              73,094         136,868        267,697
      45              40,166          59,821         90,764
      55              16,709          20,286         24,681

Scudder 403(b) Plan

     Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

     Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information-Redeeming shares-Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the [Trust, Corporation] or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the [Trust, Corporation] of notice of death of the shareholder.

     An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

     An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the [Trust, Corporation] and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

     The [Trust, Corporation] reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

     Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

     The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

     Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

     The [Trust, Corporation] reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

   (See "Distribution and performance information--Dividends and capital gains distributions" in the Funds' prospectuses.)

      Each Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. A Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. If it appears to be in the best interest of a Fund and its shareholders, a Fund may retain all or part of such gain for reinvestment after paying the related federal income taxes which shareholders may then claim as a credit on their returns. (See "TAXES.") If a Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, a Fund may be subject to that excise tax. (See "TAXES.") In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than the required amount.

      The Funds intend to declare in December any net realized capital gains resulting from its investment activity and any dividend from investment company taxable income. The Funds intend to distribute the December dividends and capital gains either in December or in the following January. Any dividends or capital gains distributions declared in October, November, or December with a record date in that month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. If a shareholder has elected to reinvest any dividends and/or other distributions, such distributions will be made in shares of that Fund and confirmations will be mailed to each shareholder. If a shareholder has chosen to receive cash, a check will be sent.

                             PERFORMANCE INFORMATION

    (See "Distribution and performance information--Performance information"
                          in the Funds' prospectuses.)

     From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

Average Annual Total Return

      Average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years (or such shorter periods as may be applicable dating from the commencement of a Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

      Where:

            T     =     Average Annual Total Return
            P     =     a hypothetical initial investment of $1,000
            n     =     number of years
            ERV   =     ending redeemable value: ERV is the value, at the end
                        of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


    Average Annual Total Return for the periods ended September 30, 19971996

     [TO BE UPDATED]
                       One year      Five years      Ten years
                       --------      ----------      ---------



      Large Company     15.94%         12.89%         13.76%
      Value Fund


                       One year     Life of Fund(1)
                       --------     ------------


      Value Fund        17.18%*        14.20%*


      (1) For the period beginning December 31, 1992 (commencement of operations).


      [TO BE UPDATED]
      * The Adviser maintained Fund expenses for the period December 31, 1992 through September 30, 1993 and for the three fiscal years ended September 30, 19971996. The Average Annual Total Return for one year and for the life of the Fund, had the Adviser not maintained Fund expenses, would have been lower.


      As described above, average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for a Fund will vary based on changes in market conditions and the level of a Fund's expenses.

      In connection with communicating its average annual total return to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Cumulative Total Return

      Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
      Where:
            C     =     Cumulative Total Return

            P     =     a hypothetical initial investment of $1,000

            ERV   =     ending redeemable value: ERV is the value, at the end of
                        the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


      Cumulative Total Return for the periods ended September 30, 19971996

      [TO BE UPDATED]
                       One year      Five years      Ten years
                       --------      ----------      ---------



      Large Company     20.34%         83.32%         262.88%
      Value Fund


                       One year     Life of Fund(1)
                       --------     ------------


      Value Fund        17.18%*        64.56%*


      (1) For the period beginning December 31, 1992 (commencement of operations).

      * The Adviser maintained Fund expenses for the period December 31, 1992 through September 30, 1993 and for the three fiscal years ended September 30, 1996. The Cumulative Total Return for one year and for the life of the Fund, had the Adviser not maintained Fund expenses, would have been lower.

Total Return

      Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.


Capital Change

      Capital change measures the return from invested capital including reinvested capital gains distributions. Capital change does not include the reinvestment of income dividends.


      From time to time, in advertisements, sales literature, and reports to shareholders or prospective investors, figures relating to the growth in the total net assets of a Fund apart from capital appreciation will be cited, as an update to the information in this section, including, but not limited to: net cash flow, net subscriptions, gross subscriptions, net asset growth, net account growth, and subscription rates. Capital appreciation generally will be covered by marketing literature as part of the Funds' performance data.

     These figures can be described in the following manner:

      Net cash flow is gross subscriptions minus gross redemptions for a particular time period. Net cash flow is a negative number when redemptions exceed subscriptions.

     Net subscriptions is any positive net cash flow.


[TO BE UPDATED]
      Gross subscriptions are the sum of all the individual subscriptions over a specified period of time. It should be noted that subscriptions include distributions reinvested at the shareholders' request.

      In the period from September 30, 1995, to September 30, 1996, Large Company Value Fund went from 84,417 accounts to 83,490 accounts and Value Fund went from 6,953 accounts to 8,649 accounts. During the same period, net assets for Large Company Value Fund went from $1.491 billion to $1.659 billion and from $68.1 million to $88.8 million for Value Fund. In this period, gross subscriptions for the Large Company Value Fund and Value Fund were $465.3 million and $39.1 million, respectively.

      Net asset growth is any positive outcome of the following: gross subscriptions less gross redemptions plus any capital change due to the fluctuating prices of the securities in a Fund. Basically, therefore, it is net cash flow plus any capital change where the outcome of that summation is positive. The formula is:

      Net Asset Growth = Gross Subscriptions - Gross Redemptions  +
Capital Change

      Net account growth is the total number of accounts in a Fund at one point in time minus the total number of accounts at an earlier point in time where the outcome of the calculation is positive. This is a quick way of describing what is in fact a more complicated process of adding new accounts even as some old accounts are closing. If new accounts open faster than old accounts close, there is net account growth. This growth can also be expressed as a percentage.

      The net subscription rate is described as a matter of those new net assets not due to capital change. Specifically, the net subscription rate is the net cash flow divided by the average asset size of a Fund for the period in question, expressed as a percentage.

      The gross subscription rate can also be similarly described. In fact, the formula would follow the pattern for the net subscription rate, but uses a gross figure instead of a net figure. Gross subscriptions would be substituted for net cash flow in a simple variation on the same basic idea.

Comparison of Fund Performance

      A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

     In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

      From time to time, in advertising and marketing literature, this Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

      From time to time, in marketing and other Fund literature, (Trustees)(Directors) and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

      The Fund may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

      Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

      Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

      Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

      A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

      Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

      Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about this Fund. Sources for Fund performance information and articles about the Fund include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper   Analytical  Services,  Inc.'s  Mutual   Fund   Performance
Analysis,  a  weekly  publication  of  industry-wide  mutual   fund
averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values, a biweekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance, risk and portfolio characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published  monthly
by  Dow Jones and Company, Inc. and The Hearst Corporation.   Focus
is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S.   News   and  World  Report,  a  national  news  weekly   that
periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                            ORGANIZATION OF THE FUNDS

              (See "Fund organization" in the Funds' prospectuses.)

      The Funds are separate series of Scudder Equity Trust. Scudder Equity Trust, formerly Scudder Capital Growth Fund, is a Massachusetts business trust established under a Declaration of Trust dated October 16, 1985, as amended. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trustees have the authority to issue additional series of shares. If more than one series of shares were issued and a series were unable to meet its obligations, the remaining series might have to assume the unsatisfied obligations of that series. All shares of Scudder Large Company Value Fund and Scudder Value Fund are of one class and have equal rights as to voting, dividends and liquidation. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Funds' prospectuses.

      The Trustees, in their discretion, may authorize the division of shares of a Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes (which under present regulations would require a Fund first to obtain an exemptive order of the SEC), nor of changing the method of distribution of shares of a Fund.

     Currently, the assets of Scudder Equity Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of Scudder Equity Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of Scudder Equity Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of Scudder Equity Trust, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

      The Trust's predecessor was organized in 1966 as a Delaware corporation under the name "Scudder Duo-Vest Inc." as a closed-end, diversified dual-purpose investment company. Effective April 1, 1982, its original dual-purpose nature was terminated and it became an open-end investment company with only one class of shares outstanding. At a Special Meeting of Shareholders held May 18, 1982, the shareholders voted to amend the investment objective to seek to maximize long-term growth of capital and to change the name of the corporation to "Scudder Capital Growth Fund, Inc." ("SCGF, Inc."). The fiscal year end of SCGF, Inc. was changed from March 31 to September 30 by action of its Directors on May 18, 1982. Effective as of September 30, 1982, Scudder Special Fund, Inc. was merged into SCGF, Inc. In October 1985, the Fund's form of organization was changed to a Massachusetts business trust upon approval of the shareholders.

      Shares of Scudder Equity Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.


      The Trust has a Declaration of Trust which provides that obligations of a Fund are not binding upon the Trustees individually but only upon the property of that Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Fund involved will indemnify the Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund involved. However, n Nothing in the Declaration of Trust, however, protects or indemnifies a Trustee or officer against any liability to which that person he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of that person's his office.


      No series of the Trust shall be liable for the obligations of any other series.

                               INVESTMENT ADVISER

    (See "Fund organization--Investment adviser" in the Funds' prospectuses.)


      Scudder Kemper Investments, Inc., , Stevens & Clark, Inc., an investment counsel firm, acts as investment adviser to each Fund. Scudder, Stevens & Clark, Inc. ("Scudder"), the predecessor organization to the Adviser, the Adviser This organization is one of the most experienced investment management firms in the U.S. It was established in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953, the Adviser introduced Scudder International Fund, Inc. the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On November __, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

     Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world. Zurich Insurance Group is particularly strong in the insurance of international companies and organizations. Over the past few years, Zurich's global presence, particularly in the United States, has been strengthened by means of selective acquisitions.

      The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc., The Latin America Dollar Income Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

      The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

      Pursuant to an Agreement between Scudder, Stevens & Clark, Inc. and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, Scudder has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by Scudder with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. Scudder will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of Scudder (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

      The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The First Iberian Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and The Latin America Dollar Income Fund, Inc. Some of the foregoing companies or trusts have two or more series.

      The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $12 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.


      The Adviser maintains a large research department, which conducts ongoing studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and other clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by its own research specialists.

      Certain investments may be appropriate for more than one Fund and also for other clients advised by the Adviser. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same date. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of the most favorable net results to a Fund.


      The Investment Management Agreement An investment management agreement between the Trust, on behalf of Capital Growth Fund, and the Adviser was last approved by the Trustees on September 4, 1996 and by the Fund's shareholders on December 13, 1990. The Investment Management Agreement between the Trust, on behalf of Value Fund, and the Adviser was last approved by the Trustees on September 4, 1996 and by the initial shareholders of the Fund on December 30, 1992. Because the transaction between Scudder and Zurich resulted in the assignment of the Fund's investment management agreement with Scudder, that agreement was deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, a new investment management agreement between the Fund and the Adviser was approved by the Fund's Trustees. At the special meeting of the Fund's stockholders held on October 27, 1997, the stockholders also approved a proposed new investment management agreement. The new investment management agreement (the "Agreement") became effective as of November __, 1997 and will be in effect for an initial term ending on September 30, 1998. The Agreement is in all material respects on the same terms as the previous investment management agreement which it supersedes. The Agreement incorporates conforming changes which promote consistency among all of the funds advised by the Adviser and which permit ease of administration. The Capital Growth Fund Agreement dated December 14, 1990 and the Value Fund Agreement dated December 28, 1992 (collectively, the "Agreements") will continue in effect until September 30, 1997 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by vote of the Trustees or by a majority of the outstanding voting securities of that Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of their assignment.


      Under each Agreement, the Adviser regularly provides a Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objective, policies and restrictions and determines which securities shall be purchased for the portfolio of that Fund, which portfolio securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Declaration of Trust and By-Laws, of the 1940 Act and the Code, and to the Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Trustees may from time to time establish. The Adviser also advises and assists the officers of a Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of a Fund.

      The Adviser pays the compensation and expenses (except those for attending Board and Committee meetings outside New York, New York or Boston, Massachusetts) of all Trustees, officers and executive employees of the Trust affiliated with the Adviser and makes available, without expense to the Funds, the services of the Adviser's directors, officers, and employees as may duly be elected officers, subject to their individual consent to serve and to any limitations imposed by law, and provides the Trust's office space and facilities and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work.


[TO BE UPDATED]
      For the Adviser's services, Capital Growth Fund pays the Adviser a fee equal to 0.75 of 1% on the first $500 million of average daily net assets; 0.65 of 1% on the next $500 million of such assets; and 0.60 of 1% on assets in excess of $1 billion, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

      For the fiscal years ended September 30, 1995, 1996 and 1997, 1994, 1995 and 1996, Large Company Value Fund incurred aggregate fees pursuant to its then effective investment advisory agreement of $9,199,315, $9,118,015 and $10,505,409, respectively.

      For the Adviser's services, Value Fund pays the Adviser an annual fee equal to 0.70% of average daily net assets, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the period December 31, 1992 (commencement of operations) to September 30, 1993 and for the fiscal years ended September 30, 1995, 1996 and 1997, 1994, 1995 and 1996, the Adviser did not impose a portion of its management fees amounting to $29,834, $119,841 and $43,951, respectively and the amounts imposed amounted to $17,827, $112,125 and $508,822, respectively. The Adviser has voluntarily agreed to waive management fees or reimburse the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 1.25% of the average daily net assets until ___________. July 31, 1997. The Adviser retains the ability to be repaid by the Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease the Fund's expenses and improve its performance.


      Under each Agreement a Fund is responsible for all of its other expenses including broker's commissions; legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses including clerical expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; fees and expenses incurred in connection with membership in investment company organizations; the fees and expenses of the Trustees, officers and employees of the Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Trust may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Funds. The Funds are also responsible for expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto. Each Agreement expressly provides that the Adviser shall not be required to pay a pricing agent of any Fund for portfolio pricing services, if any.


     Each Agreement requires the Adviser to reimburse the Funds for annual expenses in excess of the lowest applicable expense limitation imposed by the states in which a Fund is at the time offering its shares for sale, although no payments are required to be made by the Adviser pursuant to this reimbursement provision in excess of the annual fee paid by a Fund to the Adviser. Management has been advised that, while some states have eliminated expense limitations and others may do so in the future, the lowest of such limitations is presently 2 1/2% of such net assets up to $30 million, 2% of the next $70 million of such net assets and 1 1/2% of such net assets in excess of that amount. Certain expenses such as brokerage commissions, taxes, extraordinary expenses and interest are excluded from such limitation. For the fiscal years ended September 30, 1995, 1996 and 1997, 1994, 1995 and 1996, such expenses for Large Company Value Fund equaled _____, ____ and _____, 0.97%, 0.98% and 0.92%, respectively, of the Fund's average net assets. For the fiscal years ended September 30, 1995, 1996 and 1997 1994, 1995 and 1996 such expenses for Value Fund equaled _____1.25% of the Fund's average net assets. If reimbursement is required, it will be made as promptly as practicable after the end of the Funds' fiscal year. However, no fee payment will be made to the Adviser during any fiscal year which will cause year-to-date expenses to exceed the cumulative pro-rata expense limitation at the time of such payment.


      The Adviser renders significant administrative services (not otherwise provided by third parties) necessary for a Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Funds (such as the Funds' transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Funds' federal, state and local tax returns; preparing and filing the Funds' federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value, monitoring the registration of shares of the Funds under applicable federal and state securities laws; maintaining the Funds' books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Funds; assisting in the resolution of accounting and legal issues; establishing and monitoring the Funds' operating budget; processing the payment of the Funds' bills; assisting the Funds in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Funds in the conduct of its business, subject to the direction and control of the Trustees.


     The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

     Each Agreement also provides that the Trust and a Fund may use any name derived from the name "Scudder, Stevens & Clark" only as long as that Agreement or any extension, renewal or amendment thereof remains in effect.


      In reviewing the terms of each Agreement and in discussions with the Adviser concerning each Agreement, Trustees who are not "interested persons" of the Trust are represented by independent counsel at the Funds' expense.

      Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which each Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreements.

      Officers and employees of the Adviser from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions were not influenced by existing or potential custodial or other Fund relationships.

      None of the officers or Trustees of the Trust may have dealings with a Fund as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of a Fund.

Personal Investments by Employees of the Adviser

    Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS

                                                                      Position with
                                                                      Underwriter,
Name                      Position          Principal                 Scudder Investor
and Address               with Trust        Occupation**              Services, Inc.
-----------               ----------        ------------              --------------

Daniel Pierce*#+          President         Chairman of the           Vice
                          and Trustee       Board and Managing        President,
                                            Director of               Assistant
                                            Scudder, Stevens &        Treasurer and
                                            Clark, Inc.               Director

Paul Bancroft III         Trustee           Venture Capitalist        -
1120 Cheston Lane                           and Consultant;
Queenstown, MD                              Retired President
                                            and Chief
                                            Executive Officer
                                            of Bessemer
                                            Securities
                                            Corporation


Sheryle J. Bolton         Trustee           Chief Executive           -
20 Hilltop Road                             Officer,
Waccabue, NY 10597                          Scientific
                                            Learning
                                            Corporation
                                            Consultant

Thomas J. Devine          Trustee           President, Exeter         -
641 Lexington                               Capital Management
Avenue                                      Corporation
New York, NY                                Consultant


Keith R. Fox              Trustee           President, Exeter         -
10 East 53rd Street                         Capital
New York, NY 10022                          Management
                                            Corporation


Dudley H. Ladd*+          Trustee           Managing Director         Director and
                                            of Scudder,               Senior Vice
                                            Stevens and Clark, Inc.   President

David S. Lee*+            Vice              Managing Director         President,
                          President         of Scudder,               Assistant
                          and Trustee       Stevens and Clark,        Treasurer and
                                            Inc.                      Director

William T. Burgin         Trustee           General Partner,
                                            Bessemer Venture
                                            Partners

William H. Luers          Trustee           President, The
                                            Metropolitan
                                            Museum of Art

Dr. Wilson Nolen          Trustee           Consultant, June          -
1120 Fifth Avenue                           1989 to present,
New York, NY                                Corporate Vice
                                            President of Becton,
                                            Dickinson & Company
                                            (manufacturer of medical
                                            and scientific
                                            products), from 1973
                                            to June 1989

Kathryn L. Quirk*++       Trustee,          Managing Director         Vice
                          Vice              of Scudder,               President
                          President         Stevens and Clark,
                          and               Inc.
                          Assistant
                          Secretary

Gordon Shillinglaw        Trustee           Professor Emeritus        -
196 Villard Avenue                          of Accounting,
Hastings-on-Hudson,                         Columbia
NY                                          University
                                            Graduate School of
                                            Business


                                                                      Position with
                                                                      Underwriter,
Name                      Position          Principal                 Scudder Investor
and Address               with Trust        Occupation**              Services, Inc.
-----------               ----------        ------------              --------------

Robert W. Lear            Honorary          Executive-in-             -
429 Silvermine Road       Trustee           Residence Columbia
New Canaan, CT                              University
                                            Graduate School of
                                            Business

Robert G. Stone,Jr.       Honorary          Chairman of the           -
405 Lexington             Trustee           Board and
Avenue                                      Director, Kirby
39th Floor                                  Corporation
New York, NY  10174                         (marine
                                            transportation,
                                            diesel repair and
                                            property and
                                            casualty insurance
                                            in Puerto Rico)

Donald E. Hall@           Vice              Managing Director         -
                          President         of Scudder,
                                            Stevens and Clark, Inc.

Jerard K. Hartman++       Vice              Managing Director         -
                          President         of Scudder,
                                            Stevens and Clark, Inc.

Thomas W. Joseph+         Vice              Principal of              Vice
                          President         Scudder, Stevens &        President,
                                            Clark, Inc.               Director,
                                                                      Treasurer,
                                                                      and Assistant
                                                                      Clerk

Kathleen T.               Vice              Principal of              -
Millard++                 President         Scudder, Stevens &
                                            Clark, Inc.

Thomas F.                 Vice              Principal of              Clerk
McDonough+                President,        Scudder, Stevens &
                          Secretary         Clark, Inc.
                          and
                          Assistant
                          Treasurer

Pamela A. McGrath+        Vice              Managing Director         -
                          President         of Scudder,
                          and               Stevens & Clark,
                          Treasurer         Inc.

Edward J. O'Connell ++    Vice              Principal of              Assistant
                          President         Scudder, Stevens &        Treasurer
                          and               Clark, Inc.
                          Assistant
                          Treasurer


*    Messrs.  Ladd,  Lee, Padegs and Mr. Pierce and Ms.  Quirk  are
     considered by the Trust and its counsel to be persons who  are
     "interested  persons" of the Adviser or of the  Trust  (within the meaning of the 1940 Act).
** Unless otherwise stated, all the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
#    Messrs. Padegs and Mr. Pierce and Ms. Quirk are members of the
     Executive  Committee, which may exercise all of the powers  of the Trustees when they are not in session.
+    Address:  Two International Place, Boston, Massachusetts
++   Address:  345 Park Avenue, New York, New York
@    Address:  333 South Hope Street, Los Angeles, California

[TO BE UPDATED]
      As of December 31, 19971996 all Trustees and officers of the Trust as a group owned beneficially (as that term is defined in Section 13(d) under the Securities and Exchange Act of 1934) ________ 1,155,453 shares, or ____% 5.54% of the shares of Large Company Value Fund.

      As of December 31, 19971996 all Trustees and officers of the Trust as a group owned beneficially (as that term is defined in Section 13(d) under the Securities and Exchange Act of 1934) ________ 196,268 shares, or ____% 3.41% of the shares of Value Fund. Certain accounts for which the Adviser acts as investment adviser owned _______

895,658 shares in the aggregate of Value Fund, or ____% 15.5% of the outstanding shares on December 31, 19971996. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.


      To the best of the Trust's knowledge, as of December 31, 1996 no person owned beneficially more than 5% of a Fund's outstanding shares.

      Scudder Large Company Value Fund changed its name from Scudder Capital Growth Fund on February 1, 1997.

      The Trustees and officers of the Trust also serve in similar capacities with other Scudder funds.


                                  REMUNERATION
[TO BE UPDATED]
      Several of the officers and Trustees of the Trust may be officers or employees of the Adviser, the Distributor, the Transfer Agent, Scudder Trust Company or Scudder Fund Accounting Corporation, from whom they receive compensation, as a result of which they may be deemed to participate in the fees paid by the Trust. The Funds pay no direct remuneration to any officer of the Trust. However, each of the Trustees who is not affiliated with the Adviser will be paid by the Trust. Each of these unaffiliated Trustees receives an annual Trustee's fee of $______4,000 plus $___400 for attending each Trustees' meeting, audit committee meeting or meeting held for the purpose of considering arrangements between the Fund and the Adviser or any of its affiliates. Each unaffiliated Trustee also receives $150 per committee meeting attended other than those set forth above. For the fiscal year ended September 30, 19971996, Large Company Value Fund paid such Trustees $______52,867 and Value Fund paid such Trustees $______52,626.


The following Compensation Table provides, in tabular form, the following data:

Column (1): All Trustees who receive compensation from the Trust.
Column (2): Aggregate compensation received by a Trustee from all the series of the Trust.
Columns (3) and (4): Pension or retirement benefits accrued or proposed be paid by the Fund Complex. Scudder Equity Trust does not pay its Trustees such benefits.
Column (5): Total compensation received by a Trustee from the Trust, plus compensation received from all funds managed by the Adviser for which a Trustee serves. The total number of funds from which a Trustee receives such compensation is also provided in column (5). Generally, compensation received by a Trustee for serving on the board of a closed-end fund is greater than the compensation received by a Trustee for serving on the board of an open-end fund.

                               Compensation Table
                    for the year ended December 31, 19971996
[TO BE UPDATED]

================================================================================
   (1)                (2)              (3)           (4)             (5)


                   Aggregate
                 Compensation
                     from
                Scudder Equity                                      Total
                     Trust                                       Compensation
                (consisting of     Pension or                        From
                  two Funds:       Retirement                      Scudder
                 Scudder Large      Benefits      Estimated     Equity Trust
                    Company        Accrued As      Annual         and Fund
  Name of         Value Fund         Part of      Benefits         Complex
  Person,         and Scudder        Fund           Upon           Paid to
 Position         Value Fund)       Expenses     Retirement        Trustee
================================================================================
Paul                $16,300           N/A            N/A          $143,385
Bancroft III,                                                        (16 funds)
Trustee

Sheryle J.          $17,400           N/A            N/A           $71,200
Bolton,                                                           (9 funds)
Trustee

Thomas J.           $17,400           N/A            N/A          $156,058
Devine,                                                          (18 funds)
Trustee

Keith R.            $17,100           N/A            N/A           $87,508
Fox,                                                             (10 funds)
Trustee

Wilson              $17,900           N/A            N/A          $165,608
Nolen,                                                           (17 funds)
Trustee

Gordon              $17,900           N/A            N/A          $119,918
Shillinglaw,                                                     (19 funds)
Trustee

Robert G.              $0             N/A            N/A           $12,272
Stone, Jr.,                                                       (2 funds)
Honorary
Trustee


                                   DISTRIBUTOR


      The Trust has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser. This underwriting agreement dated May 1, 1987 will remain in effect until September 30, 199__7 and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Trust. The underwriting agreement was last approved by the Trustees on September 4, 1996.


      Under the principal underwriting agreement, the Trust is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of the Trust's registration statement and prospectuses and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust or a Fund as a broker/dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications (including newsletters) to shareholders of a Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both a Fund and the Distributor.

      The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of a Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Funds to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of service representatives, a portion of the cost of computer terminals, and of any activity which is primarily intended to result in the sale of the Fund's shares.

     Note: Although each Fund currently has no 12b-1 Plan and shareholder approval would be required in order to adopt one, the underwriting agreement provides that a Fund will also pay those fees and expenses permitted to be paid or assumed by a Fund pursuant to a 12b-1 Plan, if any, adopted by a Fund, notwithstanding any other provision to the contrary in the underwriting agreement and a Fund or a third party will pay those fees and expenses not specifically allocated to the Distributor in the underwriting agreement.

     As agent, the Distributor currently offers shares of a Fund on a continuous basis to investors in all states. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of a Fund.

                                      TAXES

   (See "Distribution and performance information--Dividends and capital gains distributions" and "Transaction information--Tax information and Tax identification number" in the Funds' prospectuses.)

      Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code or a predecessor statute and has qualified as such from its inception. Each Fund intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision of management or investment practices or policies.

      A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain in excess of net long-term capital loss) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

      Investment company taxable income generally is made up of dividends, interest, and net short-term capital gains in excess of net long-term capital losses, less expenses. Net capital gains (the excess of net long-term capital gain over net short-term capital loss) are computed by taking into account any capital loss carryforward of a Fund. Presently, each Fund has no capital loss carryforward.

      Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions at least equal to the sum of 98% of a Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses as prescribed in the Code) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

     Distributions of investment company taxable income are taxable to shareholders as ordinary income.

      Dividends from domestic corporations are expected to comprise a substantial part of each Fund's gross income. To the extent that such dividends constitute a portion of each Fund's gross income, a portion of the income distributions of a Fund may be eligible for the dividends received deduction for corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under the federal income tax law and is eliminated if the shares are deemed to have been held for less than 46 days.

     Distributions of net capital gains are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions are not eligible for the dividends received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as long-term capital gain distributions during such six-month period.

      If any net capital gains are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by that Fund, each Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a relative share of the federal income taxes paid by a Fund on such gains as a credit against personal federal income tax liabilities, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between a pro-rata share of such gains and the individual tax credit. However, retention of such gains by a Fund may cause the Fund to be liable for an excise tax on all or a portion of those gains.

      Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

     All distributions of investment company taxable income and net realized capital gains, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

      An individual may make a deductible IRA contribution for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,250 to IRAs for an individual and his or her nonearning spouse) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, contributions may be made to a spousal IRA even if the spouse has earnings in a given year, if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

     Distributions by a Fund result in a reduction in the net asset value of that Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

      If a Fund invests in stock of certain foreign investment companies, that Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

      Proposed regulations have been issued which may allow a Fund to make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, a Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares. No mark to market losses may be recognized. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, a Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

      Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on a Fund's holding period for the option, and in the case of the exercise of a put option, on a Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in a Fund's portfolio.

      If a Fund writes a covered call option on portfolio stock, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

     Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes a Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by a Fund.

      Many or all futures and forward contracts entered into by a Fund and many or all listed nonequity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on foreign currencies and options on securities indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last day of the Funds' fiscal year (as well as on October 31 for purposes of the 4% excise tax), all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were sold at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options, and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the relevant Fund's portfolio.

      Subchapter M of the Code requires that a Fund realize less than 30% of its annual gross income from the sale or other disposition of stock or securities held for less than three months and from options, futures and forward contracts (not including certain foreign currency options, futures and forward contracts) and certain foreign currencies held less than three months. Options, futures and forward activities of a Fund may increase the amount of gains realized by the Fund that are subject to the 30% limitation. Accordingly, the amount of such activities that each Fund may engage in may be limited.

     Positions of a Fund which consist of at least one position not governed by
Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes a Fund's risk of loss with respect to such other position may be treated as a "mixed straddle." Mixed straddles are subject to the straddle rules of Section 1092 of the Code and may result in the deferral of losses if the non-Section 1256 position is in an unrealized gain at the end of a reporting period.

      Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

      Each Fund will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld.

      Shareholders may be subject to state and local taxes on distributions received from a Fund and on redemptions of each Fund's shares. Each distribution is accompanied by a brief explanation of the form and character of the distribution. By January 31 of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

      The Trust is organized as a Massachusetts business trust. Neither the Trust nor a Fund is expected to be liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each Fund qualifies as a regulated investment company under the Code.

      The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

      Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

      To the maximum extent feasible the Adviser places orders for portfolio transactions for each Fund through the Distributor which in turn places orders on behalf of a Fund with other brokers and dealers. The Distributor receives no commission, fees or other remuneration for this service. Allocation of brokerage is supervised by the Adviser.

     The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable (negotiable in the case of U.S. national securities exchange transactions), size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

     The Funds' purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

      When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply market quotations to Scudder Fund Accounting

Corporation for appraisal purposes, or who supply research, market and statistical information to a Fund or the Adviser. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for a Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might charge for executing the same transaction solely on account of the receipt of research, market or statistical information. The Adviser will not place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of a Fund. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

      Subject also to obtaining the most favorable net results, the Adviser may place brokerage transactions with Bear, Stearns & Co. A credit against the custodian fee due to State Street Bank and Trust Company equal to one-half of the commission on any such transaction will be given on any such transaction.

      Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information is only supplementary to the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Fund, and not all such information is used by the Adviser in connection with a Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.


      In the fiscal years ended September 30, 1995, 1996 and 1997, 1994, 1995 and 1996, Large Company Value Fund paid brokerage commissions of $5,222,945, $5,768,334 and $_________, $2,242,087, $5,222,945 and $5,768,334, respectively.
In the fiscal year ended September 30, 19971996, the Fund paid brokerage commissions of $________$5,308,816 (___% 92% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research, market and statistical information to the Trust or Adviser. The amount of such transactions aggregated $____________4,030,902,599 (___% 86% of all brokerage transactions). The balance of such brokerage was not allocated to any particular broker or dealer or with regard to the above-mentioned or any other special factors.

      For the fiscal years ended September 30, 1995, 1996 and 1997, 1994, 1995 and 1996, Value Fund paid brokerage commissions of $_______78,912, $165,577, and $181,652 and $_________, respectively. For the fiscal year ended September 30, 1996, the Fund paid brokerage commissions of $157,582 (87% of the total brokerage commissions), resulting from orders placed consistent with the policy of seeking to obtain the most favorable net results for transactions placed with brokers and dealers who provided supplementary research, market and statistical information to the Trust or Adviser. The amount of such transactions aggregated $__________98,422,516 (___% 70% of all brokerage transactions). The balance of such brokerage was not allocated to any particular broker or dealer or with regard to the above-mentioned or any other special factors.


      The Trustees review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable. To date no such recapture has been effected.

Portfolio Turnover


      Large Company Value Fund's average annual portfolio turnover rate, i.e. the ratio of the lesser of sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less), for the fiscal years ended September 30, 1995, 1996 and 1997 1994, 1995 and 1996 was 75.8%, 153.6%, and 150.7% and ______%, respectively. For the fiscal years ended September 30, 1995, 1996 and 1997, 1994, 1995 and 1996, Value Fund had an
annualized portfolio turnover rate of 74.6%, 98.2%, and 90.8% and _____%, respectively. Higher levels of activity by the Funds result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Funds' shareholders. Purchases and sales are made for a Fund whenever necessary, in management's opinion, to meet the Funds' objectives.

                                 NET ASSET VALUE


      The net asset value of shares of each Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

      An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("Nasdaq""NASDAQ") system is valued at its most recent sale price. Lacking any sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the NasdaqNASDAQ System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.


      Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

     An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

     If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

      If, in the opinion of the Trust's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

      Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

      The Financial Highlights of each Fund included in the Funds' prospectuses and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Coopers & Lybrand, L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing.

Shareholder Indemnification

      The Trust is an organization of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with a Fund's property or the acts, obligations or affairs of a Fund. The Declaration of Trust also provides for indemnification out of a Fund's property of any shareholder of a Fund held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Other Information

      Many of the investment changes in a Fund will be made at prices different from those prevailing at the time they may be reflected in regular reports to shareholders of a Fund. These transactions will reflect investment decisions made by the Adviser in light of the objectives and policies of a Fund, and other factors, such as its other portfolio holdings and tax considerations should not be construed as recommendations for similar action by other investors.

      The name "Scudder Equity Trust" is the designation of the Trustees for the time being under a Declaration of Trust dated October 16, 1985, as amended, and all persons dealing with a Fund must look solely to the property of a Fund for the enforcement of any claims against a Fund as neither the Trustees, officers, agents, shareholders nor other series of the Trust assumes any personal liability for obligations entered into on behalf of a Fund. Upon the initial purchase of shares of a Fund, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts. All persons dealing with the Fund must look only to the assets of the Fund for the enforcement of any claims against a Fund as no other series of the Trust assumes any liabilities for obligations entered into on behalf of a Fund.

     The CUSIP number of Large Company Value Fund is 81114T-10-9.

     The CUSIP number of Value Fund is 811114T-20-8.

     Each Fund has a fiscal year end of September 30.

      The Trust employs State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 as custodian for each Fund.


[TO BE UPDATED]
      Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset values for the Funds. Each Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the fiscal year ended September 30, 1996, Large Company Value Fund and Value Fund incurred annual fees of $158,045 and $38,190, respectively, of which $12,860 and $1,640, respectively, are unpaid at September 30, 1996.

      Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend disbursing and shareholder service agent for each Fund. Service Corporation also provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Each Fund pays Service Corporation a fee for each account maintained for a participant of $17.55 which is $8.05 for its services as transfer and dividend paying agent and $9.50 for its services as shareholder service agent. For the fiscal year ended September 30, 1996, Large Company Value Fund and Value Fund incurred annual fees of $1,715,004 and $174,570, respectively, of which $142,526 and $15,126, respectively, are unpaid at September 30, 1996.

      The Funds' prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

       This Statement of Additional Information combines the information of both Scudder Capital Growth Fund and Scudder Value Fund. Each Fund, through its individual prospectus, offers only its own shares, yet it is possible that one Fund might become liable for a misstatement regarding the other Fund. The Trustees of each Fund have considered this, and have approved the use of a combined Statement of Additional Information.

      Costs of $44,657 incurred by Value Fund in conjunction with its organization are amortized over the five year period beginning December 31, 1992.

                              FINANCIAL STATEMENTS

Large Company Value Fund

      The financial statements, including the investment portfolio of Large Company Value Fund, together with the Report of Independent Accountants, Financial Highlights, and notes to financial statements are incorporated by reference and attached hereto in the Annual Report to Shareholders of the Fund dated September 30, 1996, and are hereby deemed to be part of this Statement of Additional Information.

Value Fund

      The financial statements, including the investment portfolio of Value Fund together with the Report of Independent Accountants, Financial Highlights and notes to financial statements are incorporated by reference and attached hereto in the Annual Report to Shareholders of the Fund dated September 30, 1996, and are hereby deemed to be part of this Statement of Additional Information.

                                    APPENDIX

     The following is a description of the ratings given by Moody's and Standard & Poor's to corporate and municipal bonds.

Ratings of Municipal and Corporate Bonds

     Standard & Poor's:

      Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

      Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal in the event of adverse business, financial, or economic conditions. It is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      Moody's:

      Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Scudder
Large Company
Value Fund

Annual Report
September 30, 1997

Pure No-Load(TM) Funds


A fund which seeks to maximize long-term capital appreciation through a value-driven investment program.


A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER     [logo]

                                    In Brief

o For the trailing twelve-month period ended September 30, 1997, Scudder Large Company Value Fund returned 43.06%, exceeding the 42.31% return of the unmanaged Russell l000 Value Index and the 40.46% return of the unmanaged S&P 500 Index. The Fund's performance earned it a place among the top 11% of 325 large value funds, according to Morningstar.

o Value stocks outperformed growth stocks over the twelve months, as expectations concerning the sustainability of earnings at some large multinational growth companies have recently moderated.

o Large company stocks delivered strong performance for the twelve months, as healthy corporate earnings, relatively low interest rates, and benign inflation provided a favorable environment for the Fund's investments.


                                Table of Contents

   3  Letter from the Fund's President
   4  Performance Update
   5  Portfolio Summary
   6  Portfolio Management Discussion
   9  Glossary of Investment Terms
  10  Investment Portfolio
  15  Financial Statements
  18  Financial Highlights
  19  Notes to Financial Statements
  22  Report of Independent Accountants
  23  Tax Information
  24  Officers and Trustees
  25  Investment Products and Services
  26  Scudder Solutions


                       2 -- SCUDDER LARGE COMPANY VALUE FUND

                        Letter from the Fund's President
Dear Shareholders,

     We are pleased to present the annual report for Scudder Large Company Value Fund, formerly Scudder Capital Growth Fund, for the twelve-month period ended September 30, 1997.

     The Fund's disciplined approach continued to reward shareholders, despite an increased level of market volatility towards the end of the period. After the close of the fiscal period, volatility accelerated, as the ripple effects from the currency crisis in Southeast Asia were felt across the globe. For the U.S. stock market, which had been viewed by some as amply priced, these events helped to trigger a 554-point decline in the Dow Jones Industrial Average on October
27. While the Dow recovered, rising more than 330 points the next day, these events serve as reminders to investors of the truly global nature of the investment markets and the price volatility which can occur.

     The good news, we believe, is that U.S. businesses and the economy are still healthy. In this context, volatility provides many opportunities. In this environment, we believe a sound approach to building an investment portfolio designed to weather a range of market conditions is based on careful diversification with exposure to small-cap, foreign, emerging market, and fixed income securities in addition to large-cap U.S. stocks. Scudder Large Company Value Fund can serve as an important core holding in this type of diversified portfolio, which, when combined with the habit of investing regularly and a long-term perspective, can help many investors meet their investing goals.

     For those of you who are interested in new Scudder products, we recently introduced Scudder International Growth and Income Fund, which pursues a yield-oriented approach to investing in international equities. The Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but wish to take a more conservative approach may appreciate the Fund's emphasis on dividend paying stocks of established companies listed on foreign exchanges. For further information on this new fund, please turn to page 27.

     Thank you for your investment in Scudder Large Company Value Fund. If you have any questions about your Fund, please call Scudder Investor Relations at 1-800-225-2470, or visit our Internet Web site at http://funds.scudder.com.

Sincerely,

/s/Daniel Pierce

Daniel Pierce
President,
Scudder Large Company Value Fund


                      3 -- SCUDDER LARGE COMPANY VALUE FUND

PERFORMANCE UPDATE as of September 30, 1997
----------------------------------------------------------------
Fund Index Comparisons
----------------------------------------------------------------

                            Total Return
Period           Growth    --------------
Ended              of                Average
9/30/97         $10,000   Cumulative  Annual
--------------------------------------------
Scudder Capital Growth Fund
--------------------------------------------
1 Year          $ 14,306    43.06%     43.06%
5 year          $ 24,831   148.31%     19.95%
10 Year         $ 37,339   273.39%     14.08%
---------------------------------------------
S&P 500 Index
---------------------------------------------
1 Year          $ 14,046     40.46%    40.46%
5 Year          $ 25,692    156.92%    20.76%
10 Year         $ 39,587    295.87%    14.74%
---------------------------------------------

-----------------------------------------------------------------
Growth of a $10,000 Investment
-----------------------------------------------------------------

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

SCUDDER LARGE COMPANY VALUE FUND
Year            Amount
----------------------
87             $10,000
88             $ 9,439
89             $13,597
90             $ 9,762
91             $14,238
92             $15,037
93             $19,373
94             $18,459
95             $22,512
96             $26,101
97             $37,339

S&P 500 INDEX
Year            Amount
----------------------
87             $10,000
88             $ 8,763
89             $11,653
90             $10,577
91             $13,873
92             $15,408
93             $17,411
94             $18,053
95             $23,423
96             $28,183
97             $39,587

Yearly periods ended September 30

The Standard & Poor's (S&P) 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter Market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

-----------------------------------------------------------------
Returns and Per Share Information
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

Yearly Periods Ended September 30

                       1988     1989      1990      1991      1992      1993      1994      1995      1996      1997
                     ------------------------------------------------------------------------------------------------
NET ASSET VALUE...   $ 16.10  $ 22.30   $ 14.77   $ 19.30   $ 19.12   $ 23.06   $ 19.54   $ 22.92   $ 22.64   $ 28.98
INCOME DIVIDENDS..   $   .20  $   .07   $   .16   $   .37   $   .22   $   .10   $  -      $   -   $     .08   $   .16
CAPITAL GAINS
DISTRIBUTIONS.....   $  2.38    $ .55   $  1.45   $  1.35     $ .98   $  1.25   $  2.62   $   .73   $  3.50   $  2.48
FUND TOTAL
RETURN (%)........     -5.61    44.05    -28.20     45.85      5.61     28.83     -4.72     21.96     15.94     43.06
INDEX TOTAL
RETURN (%)........    -12.39    32.95     -9.24     31.09     11.04     12.97      3.68     29.75     20.34     40.46

On February 1, 1997, the Fund adopted its current name. Prior to that date, the Fund was known as the Scudder Capital Growth Fund. All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.


                      4 -- SCUDDER LARGE COMPANY VALUE FUND

PORTFOLIO SUMMARY as of September 30, 1997

---------------------------------------------------------------------------
Diversification
---------------------------------------------------------------------------
Equity Securities                  98%
Cash Equivalents                    2%
--------------------------------------
                                  100%
--------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

The Fund pursues a value-driven
investment program that includes
investing nearly 100% in equity
securities of large companies.

--------------------------------------------------------------------------
Sectors
(Excludes 2% Cash Equivalents)
--------------------------------------------------------------------------

Financial                          26%
Energy                             10%
Consumer Staples                   10%
Technology                          8%
Manufacturing                       7%
Health                              6%
Consumer Discretionary              6%
Communications                      5%
Durables                            5%
Other                              17%
--------------------------------------
                                  100%
--------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

The Fund's individual selection
approach resulted in significant
emphasis in the financial and
consumer staples, and energy sectors.

--------------------------------------------------------------------------
Ten Largest Equity Holdings
(22% of Portfolio)
--------------------------------------------------------------------------

1.   INTERNATIONAL BUSINESS MACHINES CORP.
     Principal manufacturer and servicer of business and computing machines
2.   BELL ATLANTIC CORP.
     Telecommunication services
3.   CHASE MANHATTAN CORP.
     Commercial banking
4.   EXXON CORP.
     International oil & gas company
5.   WHIRLPOOL CORP.
     Manufacturer of major household appliances
6.   TRAVELERS GROUPS, INC.
     Provider of diversified financial services
7.   BANKAMERICA CORP.
     Commercial banking in California
8.   PHILIP MORRIS COMPANIES INC.
     Tobacco, food products and brewing
9.   GOODYEAR TIRE AND RUBBER CO.
     Maker of tires & rubber products
10.  WEYERHAEUSER CO.
     Diversified forest products company

The best returns came from a diverse
group of individual names, not from
emphasizing specific industry sectors.
-----------------------------------------------------------------------------
For more complete details about the Fund's investment portfolio, see page 10. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

                      5 -- SCUDDER LARGE COMPANY VALUE FUND

                         Portfolio Management Discussion


We asked Kathleen T. Millard and Lois Friedman Roman, portfolio managers of Scudder Large Company Value Fund, to discuss the market environment and their current investment strategy for the Fund.


Q: How did the Fund perform for the trailing twelve-month period ended September 30, 1997?

A: The Fund provided outstanding returns, reflecting the strong performance of value stocks and our disciplined approach to seeking superior risk-adjusted returns. For the period, the Fund returned 43.06%, exceeding the 42.31% return of the unmanaged Russell 1000 Value Index and the 40.46% return of the unmanaged S&P 500 Index. In addition, the Fund ranked in the top 11% of 325 large value funds, surpassing the category's 35.79% average return according to Morningstar.

Q:  How would you characterize the market over this period?

A: Overall, it has been an ideal environment for stocks, despite several ups and downs. Growth stocks have done well until recently, but value stocks performed better during the third quarter of 1997. Large-caps outperformed small-caps, although small-caps also had better performance in the third quarter.

Q:  It sounds as though something changed during the third quarter.

A: We think investors began to realize how extended prices were in some segments of the market, and the volatility we've seen over the last few months supports this. Valuations and earnings have been way above normal. Returning to more typical conditions in corporate earnings performance or in stock prices may require a period of increased price volatility. This is why risk control is part of our decision-making process at all times.

Q:  Where do you invest in a market like this?

A: A good question. This is a difficult market in which to invest, unless you have a regimented investment discipline, such as the one we use in managing the Fund. Our philosophy is to pursue a disciplined approach to seeking long-term capital appreciation through a value-driven investment program. We utilize a quantitative model as well as the fundamental input from our seasoned staff of research analysts. Our focus is on individual stock selection, based principally on three criteria: attractive relative valuations; fundamental research; and portfolio risk control considerations.

Q:  How do you use this "discipline" to select stocks for the portfolio?

A: We begin with a review of our universe of large company stocks -- primarily stocks in the unmanaged Russell 1000 Index. This broad base serves as our hunting ground. Then we rank stocks based on relative value and the companies' long-term earnings outlooks. The list is divided into categories from least expensive to most expensive. The most undervalued stocks -- our "buy" candidates -- fall into the top 40% of our ranking; the most expensive stocks -- our "sell" candidates -- fall into the bottom 20% of our ranking.

Q:  How do Scudder's analysts fit into the selection process?

A: Our analysts evaluate prospective portfolio holdings by digging into the financial statements of each company to assess earnings prospects, and also evaluate the corporate management and strategy, among other factors. By


                      6 -- SCUDDER LARGE COMPANY VALUE FUND
incorporating the input of our research analysts, we attempt to anticipate changes in the fundamentals of individual companies and the industries in which they compete.

Q: Risk control is an important component of your investment discipline. How do you control it?

A: Stocks by definition are volatile, but undervalued (`value') stocks typically have lower risk characteristics than the average stock contained in the broad-based S&P 500 Index. By seeking stocks with attractive valuations, the Fund has tended to have lower volatility than the S&P 500. For example, during the twelve-month period, the Fund outperformed the broad market on average on over 75% of the down days. We think the value of this approach can be particularly useful during periods of increased volatility.

Q:  What worked well during the period?

A: The Fund's significant exposure to financial stocks, such as Travelers, which was up 87% over the twelve months, was an important contributor to performance. However, the portfolio had many other big winners, and they were a diverse group, crossing several different industries: Bergen Brunswig, (up 62%), IBM, (up 72%), Whirlpool (up 35%), Browning Ferris (up 56%), Eaton (up 57%), National Semiconductor (up 104%), and Consolidated Freight (up 114%), to name a few.

Q:  Did you add any new names to the portfolio?

A: Yes, recently we have been adding to our holdings of utility stocks. The important thing to remember about the utility sector is that while all other

                      7 -- SCUDDER LARGE COMPANY VALUE FUND
industry sectors moved up with the bull market, utility stocks have basically gone nowhere. There are a number of perceived negatives, including flat earnings and fears concerning the impact of deregulation. Until recently there has been a big performance disparity between utility stocks and the market. In addition, valuations in this sector are near all-time lows. Given these factors, we have made selected, incremental additions in the utility area.

Q:  What is your outlook?

A: First, I would like to stress that our model is not based on an outlook for the markets, but on our value-oriented stock selection using quantitative disciplines and proprietary fundamental research. We believe this approach should provide both upside potential and downside protection in varying market environments. That said, aggregate market price levels reached historical highs during the period, but we believe that there are always relatively attractive valuation opportunities to unearth. For investors who are seeking long-term growth of capital from undervalued securities, we believe the Fund will continue to provide rewarding returns.


                              Scudder Large Company
                                   Value Fund:
                          A Team Approach to Investing


  Scudder Large Company Value Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.


  Lead Portfolio Manager Kathleen T. Millard assumed responsibility for the Fund's day-to-day management in 1995. Ms. Millard, who joined Scudder in 1991, has been involved in the investment industry since 1983 and has worked as a portfolio manager since 1986. Lois Friedman Roman, Portfolio Manager, joined the Fund in 1995 and Scudder in 1994 and has ten years of experience as an equity analyst.


                      8 -- SCUDDER LARGE COMPANY VALUE FUND

                          Glossary of Investment Terms


 FUNDAMENTAL RESEARCH                  Analysis of companies based on
                                       the projected impact of management,
                                       products, sales, and earnings on balance sheets and income statements. Distinct from technical analysis, which evaluates the attractiveness of a stock based on historical price and trading volume movements, rather than the financial results of the underlying company.

 GROWTH STOCK                          Stock of a company that has
                                       displayed above average earnings growth
                                       and is expected to continue to increase
                                       profits rapidly going forward. Stocks of such companies usually trade at a higher price relative to earnings and exhibit greater price volatility.

 LIQUIDITY                             A stock that is liquid has enough shares
                                       outstanding and a substantial enough
                                       market capitalization to allow large
                                       purchases and sales to occur without
                                       causing a significant change in its
                                       market price.

 MARKET CAPITALIZATION                 The value of a company's
                                       outstanding shares of common stock,
                                       determined by the number of shares
                                       outstanding multiplied by the share price
                                       (Shares x Price = Market Capitalization).
                                       The universe of publicly traded companies is frequently divided into large-, mid-, and small-capitalizations. In general,
                                       "large-cap" stocks tend to be more liquid than "small-cap" stocks.

 OVER/UNDER WEIGHTING                  Refers to the allocation of
                                       assets -- usually by sector, industry, or country -- within a portfolio relative to a benchmark index, (i.e. the Russell 1000
                                       Value Index) or an investment universe.

 PRICE-EARNINGS RATIO (P-E)            A widely used gauge of a stock's
 (also"earnings multiple")             valuation that indicates what investors
                                       are paying fora company's earnings on a
                                       per share basis. Typically based on a
                                       company's projected earnings for the next
                                       12 months, a higher "earnings multiple"
                                       indicates a higher expected growth rate
                                       and the potential for greater price
                                       fluctuations.

 VALUE STOCK                           A company whose stock price does
                                       not fully reflect its intrinsic value, as indicated by price-earnings ratio, price-book value ratio, dividend yield, or some other valuation measure, relative to its industry or the market overall.
                                       Value stocks tend to display less price
                                       volatility and may carry higher dividend yields.


(Sources: Scudder; Barron's Dictionary of Finance and Investment Terms)


                      9 -- SCUDDER LARGE COMPANY VALUE FUND

                  Investment Portfolio as of September 30, 1997

                                                                                                Principal            Market
                                                                                               Amount ($)           Value ($)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 1.7%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 9/30/97 at 6.02%, to be
  repurchased at $37,182,217 on 10/1/97, collateralized by a $37,671,000 U.S. Treasury                           -------------
  Note, 5%, 2/15/99 (Cost $37,176,000) ..................................................     37,176,000            37,176,000
                                                                                                                 -------------

                                                                                                 Shares
------------------------------------------------------------------------------------------------------------------------------
Common Stocks 98.3%
------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 6.0%
Apparel & Shoes 0.8%
Reebok  International Ltd.* .............................................................        344,600            16,777,713
                                                                                                                 -------------
Department & Chain Stores 3.5%
Dayton Hudson Corp. .....................................................................        385,500            23,105,906
Price/Costco, Inc.* .....................................................................        815,800            30,694,475
Rite Aid Corp. ..........................................................................        410,700            22,768,181
                                                                                                                 -------------
                                                                                                                    76,568,562
                                                                                                                 -------------
Hotels & Casinos 0.5%
Circus Circus Enterprises, Inc.* ........................................................        461,300            11,618,994
                                                                                                                 -------------
Restaurants 1.2%
Brinker International, Inc.* ............................................................      1,437,900            25,612,594
                                                                                                                 -------------
Consumer Staples 9.6%
Alcohol & Tobacco 2.0%
Philip Morris Companies, Inc. ...........................................................      1,082,800            45,003,875
                                                                                                                 -------------
Consumer Electronic & Photographic Products 2.2%
Whirlpool Corp. .........................................................................        739,600            49,044,725
                                                                                                                 -------------
Food & Beverage 4.4%
American Stores Co. .....................................................................        986,700            24,050,813
ConAgra Inc. ............................................................................        331,800            21,898,800
H.J. Heinz Co. ..........................................................................        548,000            25,310,750
Unilever NV (New York shares) ...........................................................        124,600            26,493,075
                                                                                                                 -------------
                                                                                                                    97,753,438
                                                                                                                 -------------
Textiles 1.0%
VF Corporation ..........................................................................        242,400            22,452,300
                                                                                                                 -------------
Health 6.4%
Health Industry Services 3.3%
Bergen Brunswig Corp. "A" ...............................................................        829,875            33,506,203

    The accompanying notes are an integral part of the financial statements.


                     10 -- SCUDDER LARGE COMPANY VALUE FUND

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Humana Inc.* ............................................................................      1,665,100            39,650,194
                                                                                                                 -------------
                                                                                                                    73,156,397
                                                                                                                 -------------
Hospital Management 1.5%
Tenet Healthcare Corp.* .................................................................      1,141,200            33,237,450
                                                                                                                 -------------
Pharmaceuticals 1.6%
American Home Products Corp. ............................................................        284,900            20,797,700
Bristol-Myers Squibb Co. ................................................................        173,300            14,340,575
                                                                                                                 -------------
                                                                                                                    35,138,275
                                                                                                                 -------------
Communications 5.2%
Telephone / Communications
American Telephone & Telegraph Co. ......................................................        275,200            12,194,800
Bell Atlantic Corp. .....................................................................        671,200            53,989,650
BellSouth Corp. .........................................................................        474,000            21,922,500
GTE Corp. ...............................................................................        597,100            27,093,413
                                                                                                                 -------------
                                                                                                                   115,200,363
                                                                                                                 -------------
Financial 25.9%
Banks 12.4%
Banc One Corp. ..........................................................................        394,900            22,040,356
BankAmerica Corp. .......................................................................        633,800            46,465,463
BankBoston Corp. ........................................................................        443,500            39,222,031
Chase Manhattan Corp. ...................................................................        434,300            51,247,400
First Chicago NBD Corp. .................................................................        220,200            16,570,050
First Union Corp. .......................................................................        358,000            17,922,375
J.P. Morgan & Co., Inc. .................................................................        259,100            29,440,238
KeyCorp .................................................................................        426,800            27,155,150
NationsBank Corp. .......................................................................        385,900            23,877,563
                                                                                                                 -------------
                                                                                                                   273,940,626
                                                                                                                 -------------
Insurance 8.7%
Allstate Corp. ..........................................................................        518,600            41,682,475
Chubb Corp. .............................................................................        317,400            22,555,238
Cigna Corp. .............................................................................        207,400            38,628,250
EXEL, Ltd. (ADR) ........................................................................        513,700            30,597,256
General Re Corp. ........................................................................        142,700            28,325,950
Mid Ocean, Ltd. .........................................................................        288,200            18,264,667
Safeco Corp. ............................................................................        224,300            11,887,900
                                                                                                                 -------------
                                                                                                                   191,941,736
                                                                                                                 -------------

    The accompanying notes are an integral part of the financial statements.


                     11 -- SCUDDER LARGE COMPANY VALUE FUND

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Other Financial Companies 4.8%
American Express Credit Corp. ...........................................................        461,600            37,793,500
Federal National Mortgage Association ...................................................        396,700            18,644,900
Travelers Group, Inc. ...................................................................        716,466            48,898,805
                                                                                                                 -------------
                                                                                                                   105,337,205
                                                                                                                 -------------
Service Industries 3.3%
Environmental Services 1.9%
Browning Ferris Industries ..............................................................      1,112,500            42,344,531
                                                                                                                 -------------
Investment 1.4%
Merrill Lynch & Co., Inc. ...............................................................        421,800            31,292,288
                                                                                                                 -------------
Durables 5.0%
Aerospace 0.5%
United Technologies Corp. ...............................................................        138,000            11,178,000
                                                                                                                 -------------
Automobiles 2.5%
Eaton Corp. .............................................................................        287,000            26,511,625
Ford Motor Co. ..........................................................................        410,300            18,566,075
General Motors Corp. ....................................................................        162,300            10,863,956
                                                                                                                 -------------
                                                                                                                    55,941,656
                                                                                                                 -------------
Tires 2.0%
Goodyear Tire & Rubber Co. ..............................................................        640,200            44,013,750
                                                                                                                 -------------
Manufacturing 7.0%
Chemicals 1.8%
Dow Chemical Co. ........................................................................        318,900            28,920,244
E.I. du Pont de Nemours & Co. ...........................................................        185,000            11,389,063
                                                                                                                 -------------
                                                                                                                    40,309,307
                                                                                                                 -------------
Diversified Manufacturing 2.0%
Dresser Industries, Inc. ................................................................        450,300            19,362,900
Textron, Inc. ...........................................................................        372,000            24,180,000
                                                                                                                 -------------
                                                                                                                    43,542,900
                                                                                                                 -------------
Electrical Products 1.8%
Emerson Electric Co. ....................................................................        223,900            12,902,238
Philips Electronics NV (New York shares) ................................................        315,800            26,527,200
                                                                                                                 -------------
                                                                                                                    39,429,438
                                                                                                                 -------------
Specialty Chemicals 1.4%
Witco Corp. .............................................................................        688,100            31,394,563
                                                                                                                 -------------

    The accompanying notes are an integral part of the financial statements.


                     12 -- SCUDDER LARGE COMPANY VALUE FUND

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Technology 7.7%
Diverse Electronic Products 1.7%
Harris Corp. ............................................................................        842,200            38,530,650
                                                                                                                 -------------
EDP Peripherals 0.7%
Western Digital Corp.* ..................................................................        394,300            15,796,644
                                                                                                                 -------------
Electronic Data Processing 2.5%
International Business Machines Corp. ...................................................        526,000            55,723,125
                                                                                                                 -------------
Military Electronics 0.9%
General Dynamics Corp. ..................................................................        228,600            19,916,775
                                                                                                                 -------------
Semiconductors 1.9%
National Semiconductor Corp.*                                                                  1,048,100            42,972,100
                                                                                                                 -------------
Energy 10.2%
Oil & Gas Production 1.8%
Coastal Corp. ...........................................................................        523,400            32,058,250
Royal Dutch Petroleum Co. ...............................................................        140,000             7,836,792
                                                                                                                 -------------
                                                                                                                    39,895,042
                                                                                                                 -------------
Oil Companies 8.4%
Atlantic Richfield Co. ..................................................................        255,600            21,837,825
British Petroleum PLC (ADR) .............................................................        272,400            24,737,325
Exxon Corp. .............................................................................        799,400            51,211,563
Mobil Corp. .............................................................................        453,200            33,536,800
Royal Dutch Petroleum Co. (New York shares) .............................................        284,800            15,806,400
Texaco Inc. .............................................................................        639,800            39,307,713
                                                                                                                 -------------
                                                                                                                   186,437,626
                                                                                                                 -------------
Construction 3.3%
Building Materials 0.6%
Vulcan Materials Co. ....................................................................        139,600            12,145,200
                                                                                                                 -------------
Building Products 0.8%
Armstrong World Industries, Inc. ........................................................        255,800            17,154,588
                                                                                                                 -------------
Forest Products 1.9%
Weyerhaeuser Co. ........................................................................        725,900            43,100,313
                                                                                                                 -------------
Transportation 3.7%
Railroads 3.0%
CSX Corp. ...............................................................................        484,800            28,360,800
Canadian National Railway ...............................................................        380,700            19,788,248

    The accompanying notes are an integral part of the financial statements.


                     13 -- SCUDDER LARGE COMPANY VALUE FUND

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Canadian Pacific Ltd. ...................................................................        648,400            19,168,325
                                                                                                                 -------------
                                                                                                                    67,317,373
                                                                                                                 -------------
Trucking 0.7%
CNF Transportation, Inc. ................................................................        363,500            15,834,969
                                                                                                                 -------------
Utilities 5.0%
Electric Utilities 4.2%
American Electric Power Co. .............................................................        471,900            21,471,450
Duke Power Co. ..........................................................................        485,400            23,996,963
FPL Group, Inc. .........................................................................        448,600            22,990,750
Pacific Gas & Electric Co. ..............................................................      1,010,900            23,440,244
                                                                                                                 -------------
                                                                                                                    91,899,407
                                                                                                                 -------------
Natural Gas Distribution 0.8%
Pacific Enterprises .....................................................................        554,800            18,793,850
------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $1,465,347,094)                                                                        2,177,748,348
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $1,502,523,094) (a)                                                   2,214,924,348
------------------------------------------------------------------------------------------------------------------------------

    * Non-income producing security.
  (a) The cost for federal income tax purposes was $1,506,252,042. At September 30, 1997, net unrealized appreciation for all securities based on tax cost was $708,672,306. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $709,219,770 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $547,464.

    The accompanying notes are an integral part of the financial statements.


                     14 -- SCUDDER LARGE COMPANY VALUE FUND

                                           Financial Statements

                                  Statement of Assets and Liabilities
                                        as of September 30,1997

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at market (identified cost $1,502,523,094) ............      $2,214,924,348
                 Cash ...............................................................                 920
                 Receivable on investments sold .....................................           2,182,529
                 Dividends and interest receivable ..................................           3,698,053
                 Receivable on Fund shares sold .....................................             923,838
                 Receivable on foreign taxes recoverable ............................              49,258
                 Other assets .......................................................              33,581
                                                                                            ----------------
                 Total assets .......................................................       2,221,812,527
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Payables for investments purchased .................................           3,284,374
                 Payable for Fund shares redeemed ...................................           4,058,758
                 Accrued management fee .............................................           1,145,100
                 Other payables and accrued expenses ................................             591,157
                                                                                            ----------------
                 Total liabilities ..................................................           9,079,389
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                               $2,212,733,138
                --------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Undistributed net investment income ................................          22,560,347
                 Unrealized appreciation on investments .............................         712,401,254
                 Accumulated net realized gain ......................................         110,159,843
                 Paid-in capital ....................................................       1,367,611,694
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                               $2,212,733,138
                --------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share
                   ($2,212,733,138 / 76,343,193 outstanding shares of beneficial            ----------------
                   interest, $.01 par value, unlimited number of shares authorized).               $28.98
                                                                                            ----------------

    The accompanying notes are an integral part of the financial statements.


                     15 -- SCUDDER LARGE COMPANY VALUE FUND

                             Statement of Operations
                          year ended September 30, 1997

Investment Income
------------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Dividends (net of foreign taxes withheld of $407,878) ..............       $  44,621,845
                 Interest ...........................................................           1,687,286
                                                                                            -----------------
                                                                                               46,309,131
                 Expenses:
                 Management fee .....................................................          12,187,280
                 Services to shareholders ...........................................           4,565,962
                 Trustees' fees and expenses ........................................              57,362
                 Custodian and accounting fees ......................................             338,454
                 Reports to shareholders ............................................             267,647
                 Auditing ...........................................................              45,900
                 Legal ..............................................................              26,462
                 Registration fees ..................................................              79,128
                 Other ..............................................................              43,647
                                                                                            -----------------
                                                                                               17,611,842
                ---------------------------------------------------------------------------------------------
                 Net investment income                                                         28,697,289
                ---------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
------------------------------------------------------------------------------------------------------------------------------
                 Net realized gain from:
                 Investments ........................................................         134,428,197
                                                                                            -----------------

                 Net unrealized appreciation (depreciation) during the period on:
                 Investments ........................................................         519,791,121
                 Foreign currency related transactions ..............................                (333)
                                                                                            -----------------
                                                                                              519,790,788
                ---------------------------------------------------------------------------------------------
                 Net gain on investment transactions                                          654,218,985
                ---------------------------------------------------------------------------------------------

                ---------------------------------------------------------------------------------------------
                 Net increase in net assets resulting from operations                       $ 682,916,274
                ---------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                     16 -- SCUDDER LARGE COMPANY VALUE FUND

                       Statements of Changes in Net Assets

                                                                                Years Ended September 30,
Increase (Decrease) in Net Assets                                                1997              1996
------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ...................................  $   28,697,289   $   25,638,335
                 Net realized gain from investment transactions ..........     134,428,197      156,485,746
                 Net unrealized appreciation on investment transactions
                    during the period ....................................     519,790,788       50,222,142
                                                                            ---------------- -----------------
                 Net increase in net assets resulting from operations ....     682,916,274      232,346,223
                                                                            ---------------- -----------------
                 Distributions to shareholders from:
                 Net investment income ...................................     (11,553,936)      (5,186,735)
                                                                            ---------------- -----------------
                 Net realized gains on investment transactions ...........    (179,180,946)    (226,928,336)
                                                                            ---------------- -----------------
                 Fund share transactions:
                 Proceeds from shares sold ...............................     255,862,093      242,975,623
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions ........................     182,941,443      222,385,560
                 Cost of shares redeemed .................................    (369,711,587)    (305,801,902)
                                                                            ---------------- -----------------
                 Net increase in net assets from Fund share transactions.       69,091,949      159,559,281
                                                                            ---------------- -----------------
                 Increase in net assets ..................................     561,273,341      159,790,433
                 Net assets at beginning of period .......................   1,651,459,797    1,491,669,364
                 Net assets at end of period (including undistributed
                    net investment income of $22,560,347 and                ---------------- -----------------
                    $5,294,851, respectively) ............................  $2,212,733,138   $1,651,459,797
                                                                            ---------------- -----------------
Other Information
------------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period ...............      72,934,700       65,078,938
                                                                            ---------------- -----------------
                 Shares sold .............................................      10,356,988       11,066,908
                 Shares issued to shareholders in reinvestment of
                    distributions ........................................       8,148,839       10,795,415
                 Shares redeemed .........................................     (15,097,334)     (14,006,561)
                                                                            ---------------- -----------------
                 Net increase in Fund shares .............................       3,408,493        7,855,762
                                                                            ---------------- -----------------
                 Shares outstanding at end of period .....................      76,343,193       72,934,700
                                                                            ---------------- -----------------

    The accompanying notes are an integral part of the financial statements.


                     17 -- SCUDDER LARGE COMPANY VALUE FUND

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                Years Ended September 30,
                                     1997(a)*   1996    1995     1994   1993(c)    1992    1991     1990     1989    1988
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of       --------------------------------------------------------------------------------------
   period                           $22.64     $22.92  $19.54  $23.06   $19.12   $19.30   $14.77  $22.30    $16.10  $20.41
                                    --------------------------------------------------------------------------------------
Income from investment
   operations:
Net investment income (loss)           .38        .36     .13   (.02)      .06      .12      .20  .30(b)       .21     .09
Net realized and unrealized gain
   (loss) on investment
   transactions                       8.60       2.94    3.98   (.88)     5.23      .90     6.05  (6.22)      6.61  (1.82)
Total from investment               --------------------------------------------------------------------------------------
   operations                         8.98       3.30    4.11   (.90)     5.29     1.02     6.25  (5.92)      6.82  (1.73)
                                    --------------------------------------------------------------------------------------
Less distributions from:
Net investment income                (.16)      (.08)      --      --    (.10)    (.22)    (.37)   (.16)     (.07)   (.20)
Net realized gains on
   investment transactions          (2.48)     (3.50)   (.73)  (2.62)   (1.25)    (.98)   (1.35)  (1.45)     (.55)  (2.38)
Total distributions                 (2.64)     (3.58)   (.73)  (2.62)   (1.35)   (1.20)   (1.72)  (1.61)     (.62)  (2.58)
Net asset value, end of             --------------------------------------------------------------------------------------
   period                           $28.98     $22.64  $22.92  $19.54   $23.06   $19.12   $19.30  $14.77    $22.30  $16.10
                                    --------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return (%)                     43.06      15.94   21.96  (4.72)    28.83     5.61    45.85  (28.20)    44.05  (5.61)
Ratios and Supplemental Data
Net assets, end of period
   ($ millions)                      2,213      1,651   1,492   1,338    1,387    1,054    1,058     712     1,013     491
Ratio of operating expenses to
   average daily net assets (%)        .93        .92     .98     .97      .96      .98     1.04     .94       .88     .95
Ratio of net investment income
   (loss) to average daily
   net assets (%)                     1.51       1.62     .62   (.12)      .22      .57     1.24    1.56      1.22     .63
Portfolio turnover rate (%)          43.02      150.7   153.6    75.8     92.2     92.4     93.2    87.9      55.7    48.5
Average commission rate paid (d)    $.0562     $.0533  $   --   $  --    $  --    $  --    $  --   $  --     $  --   $  --

(a)   Based on monthly average shares outstanding during the period.
(b) Net investment income per share includes nonrecurring dividend income amounting to $.14 per share.
(c) Effective October 1, 1992, the Fund discontinued using equalization accounting.
(d) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years ending on or after September 30, 1996.
* On February 1, 1997, the Fund adopted its current name. Prior to that date, the Fund was known as the Scudder Capital Growth Fund.


                     18 -- SCUDDER LARGE COMPANY VALUE FUND

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Large Company Value Fund (formerly Scudder Capital Growth Fund) (the "Fund") is a diversified series of Scudder Equity Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on the Nasdaq System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities other than money market securities are valued by pricing agents approved by the officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. Distributions of net investment income are made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax. Earnings and profits distributed to shareholders on redemption of Fund shares ("tax equalization") may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends paid deduction on its federal tax return.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. The differences primarily relate to the deferral of certain losses for tax purposes. As a result, net investment income (loss) and net realized gain (loss) on investment


                     19 -- SCUDDER LARGE COMPANY VALUE FUND
transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment security transactions are accounted for on a trade-date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Original issue discounts and market discounts are accreted for both tax and financial reporting purposes.

                      B. Purchases and Sales of Securities

During the year ended September 30, 1997, purchases and sales of investment securities (excluding short-term investments) aggregated $800,239,914 and $908,969,397, respectively.
                               C. Related Parties

Under the Fund's Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund has agreed to pay to the Adviser a fee equal to an annual rate of approximately 0.75% of the first $500,000,000 of average daily net assets, 0.65% of the next $500,000,000 of such net assets, 0.60% of the next $500,000,000 of such net assets and 0.55% of such net assets in excess of $1,500,000,000, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. For the year ended September 30, 1997, the fee pursuant to the Agreement amounted to $12,187,280 which was equivalent to an annual effective rate of .64% of the Fund's average daily net assets.

On June 26, 1997, the Adviser entered into an agreement with The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Zurich will acquire a majority interest in the Adviser, and the Adviser will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc. and change its name to Scudder Kemper Investments, Inc. Subject to the receipt of the required regulatory and shareholder approvals, the transaction is expected to close in the fourth quarter of 1997.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. Included in services to shareholders is $2,505,046 charged to the Fund by SSC for the year ended September 30, 1997, of which $206,660 is unpaid at September 30, 1997.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the year ended September 30, 1997, the amount charged to the Fund by STC aggregated $1,562,194, of which $133,227 is unpaid at September 30, 1997.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended September 30, 1997, the amount charged to the Fund by SFAC aggregated $157,173, of which $13,819 is unpaid at September 30, 1997.


                     20 -- SCUDDER LARGE COMPANY VALUE FUND

The Fund is one of several Scudder Funds (the "Underlying Funds") in which the Scudder Pathway Series Portfolios (the "Portfolios") invest. In accordance with the Special Servicing Agreement entered into by the Adviser, the Portfolios, the Underlying Funds, SSC, SFAC, STC, and Scudder Investor Services, Inc., expenses from the operation of the Portfolios are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Portfolios. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. At September 30, 1997, the Special Servicing Agreement expense charged to the Fund amounted to $26,784.

The Fund pays each of its Trustees not affiliated with the Adviser $4,000 annually plus specified amounts for attended board and committee meetings. For the year ended September 30, 1997, Trustees' fees and expenses aggregated $57,362.


                     21 -- SCUDDER LARGE COMPANY VALUE FUND

                        Report of Independent Accountants

To the Trustees of Scudder Equity Trust and the Shareholders of Scudder Large Company Value Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Large Company Value Fund (formerly Scudder Capital Growth Fund), including the investment portfolio, as of September 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Large Company Value Fund (formerly Scudder Capital Growth Fund), as of September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.

Boston, Massachusetts                              COOPERS & LYBRAND L.L.P.
November 5, 1997


                     22 -- SCUDDER LARGE COMPANY VALUE FUND

                                 Tax Information

The Fund paid distributions of $.80 per share from long-term capital gains during its taxable year ended September 30, 1997. Pursuant to section 852 of the Internal Revenue Code, the Fund designates $74,182,619 as long-term capital gain dividends for the year ended September 30, 1997.


Pursuant to section 854 of the Internal Revenue Code, the Fund designates $37,399,677 as dividends eligible for the dividends received deduction for corporations for the year ended September 30, 1997.





                     23 -- SCUDDER LARGE COMPANY VALUE FUND

                              Officers and Trustees


Daniel Pierce*
President and Trustee

Paul Bancroft III
Trustee; Venture Capitalist and Consultant

Sheryle J. Bolton
Trustee; Chief Executive Officer, Scientific Learning Corporation

William T. Burgin
Trustee; General Partner, Bessemer Venture Partners

Thomas J. Devine
Trustee; Consultant

Keith R. Fox
Trustee; President, Exeter Capital Management Corporation

David S. Lee*
Trustee and Vice President

Wilson Nolen
Trustee; Consultant

Kathryn L. Quirk*
Trustee, Vice President and Assistant Secretary

Dr. Gordon Shillinglaw
Trustee; Professor Emeritus of Accounting, Columbia University Graduate School of Business

Robert G. Stone, Jr.
Honorary Trustee; Chairman Emeritus and Director, Kirby Corporation

Robert W. Lear
Honorary Trustee; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business

Donald E. Hall*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

Thomas F. McDonough*
Vice President, Secretary and Assistant Treasurer

Pamela A. McGrath*
Vice President and Treasurer

Kathleen T. Millard*
Vice President

Edward J. O'Connell*
Vice President and Assistant Treasurer


*Scudder, Stevens & Clark, Inc.


                     24 -- SCUDDER LARGE COMPANY VALUE FUND

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

     For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

                     25 -- SCUDDER LARGE COMPANY VALUE FUND

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from that account.
          fewer when it's higher, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                     26 -- SCUDDER LARGE COMPANY VALUE FUND


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:

          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago           San Francisco
                   Investor.Relations@scudder.com                Boston                New York

------------------------------------------------------------------------------------------------------------------------------
          New From Scudder: Scudder International Growth and Income Fund

          Scudder International Growth and Income Fund takes a yield-oriented approach to investing in international equities. The
          Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a more conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of well-established companies outside the United States.
------------------------------------------------------------------------------------------------------------------------------
          The share price of Scudder International Growth and Income Fund will fluctuate. International investing involves special risks including currency fluctuation and political instability. Contact Scudder Investor Services, Inc., Distributor,
          for a prospectus which contains more complete information, including management fees and other expenses. Please read it carefully before you invest or send money.


                     27 -- SCUDDER LARGE COMPANY VALUE FUND

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.



This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

Scudder
Value
Fund


Annual Report
September 30, 1997

Pure No-Load(TM) Funds

For investors seeking long-term growth of capital through investment in undervalued equity securities.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER                    (logo)

                                    In Brief


o For the trailing twelve-month period ended September 30, 1997, Scudder Value Fund returned 45.80%, exceeding the 40.46% total return of the unmanaged S&P 500 Index and the average growth fund return of 33.52% according to Lipper Analytical Services. The Fund's performance earned it a position among the top 8% (61st) of 784 growth funds for the period.

o Morningstar assigned the Fund an overall 5-star rating (out of five stars) for its risk-adjusted performance among 2,143 domestic equity funds as of September 30, 1997.^1

o The Fund's strong performance is not attributed to emphasizing any particular industry sector, but to adhering to a disciplined approach of selecting individual stocks that meet specific value criteria.


1 Source: Morningstar. Ratings are subject to change monthly and are calculated from the Fund's three-, five-, and ten-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects Fund performance below 90-day T-bill returns. The Fund received a 5-star rating for the three-year period among 2,143 domestic equity funds. The Fund did not receive a rating for the five- or ten-year periods because the Fund commenced operations on December 31, 1992. In an investment category, the top 10% of funds receive 5 stars. Past performance is no guarantee of future results.


                                Table of Contents

   3  Letter from the Fund's President    21  Financial Highlights
   4  Performance Update                  22  Notes to Financial Statements
   5  Portfolio Summary                   25  Report of Independent Accountants
   6  Portfolio Management Discussion     26  Tax Information
  10  Glossary of Investment Terms        28  Officers and Trustees
  11  Investment Portfolio                29  Investment Products and Services
  18  Financial Statements                30  Scudder Solutions


                             2 - Scudder Value Fund

                        Letter from the Fund's President


Dear Shareholders,

     We are pleased to present the annual report for Scudder Value Fund for the trailing twelve-month period ended September 30, 1997.

     The Fund's performance has been gratifying in a strong market. While news of excellent performance is always something we enjoy sharing with investors, we think the objective observations of independent mutual fund rating organization Morningstar say it best:


          "...(Scudder Value Fund's) asset base remains nimble, despite a tremendous long-term record. It's also worth noting that good stock-picking, more than large shifts among various pockets of the market has long made the difference here. Despite the S&P 500's strength in recent years, the fund has bested that bogy during its life, with lower risk scores."


                            Morningstar Mutual Funds, September 26, 1997


     We are heartened by these words and will do our best to continue to live up to your expectations for superior investment performance and distinctive service.

     For those of you who are interested in new Scudder products, we recently introduced Scudder International Growth and Income Fund, which pursues a yield-oriented approach to investing in international equities. The Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but wish to take a more conservative approach may appreciate the Fund's emphasis on dividend paying stocks of established companies listed on foreign exchanges. For further information on this new fund, please turn to page 31.

     Thank you for your investment in Scudder Value Fund. If you have any questions about your Fund, please call Scudder Investor Relations at 1-800-225-2470, or visit our Internet Web site at http://funds.scudder.com.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     President,
     Scudder Value Fund

                             3 - Scudder Value Fund

PERFORMANCE UPDATE as of September 30, 1997
----------------------------------------------------------------
Fund Index Comparisons
----------------------------------------------------------------

                            Total Return
Period           Growth    --------------
Ended              of                Average
9/30/97         $10,000   Cumulative  Annual
--------------------------------------------
Scudder Value Fund
Ticker Symbol:  SCVAX
--------------------------------------------
1 Year          $ 14,580   45.80%    45.80%
Life of Fund*   $ 23,993  139.93%    20.23%
--------------------------------------------
S&P 500 Index
-------------------------------------------
1 Year          $ 14,046   40.46%    40.46%
Life of Fund*   $ 24,457  144.57%    20.71%
--------------------------------------------
*The Fund commenced operations on December 31, 1992.
-----------------------------------------------------------------
Growth Of A $10,000 Investment
-----------------------------------------------------------------

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

SCUDDER VALUE FUND
Year            Amount
----------------------
12/92*         $10,000
3/93           $10,933
9/93           $11,150
3/94           $10,830
9/94           $11,360
3/95           $12,070
9/95           $14,043
3/96           $15,470
9/96           $16,456
3/97           $19,007
9/97           $23,993

S&P 500 INDEX
Year            Amount
----------------------
12/92*         $10,000
3/93           $10,437
9/93           $10,757
3/94           $10,590
9/94           $11,153
3/95           $12,237
9/95           $14,471
3/96           $16,165
9/96           $17,412
3/97           $19,369
9/97           $24,457

The Standard & Poor's (S&P) 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter Market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

-----------------------------------------------------------------
Returns And Per Share Information
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

Yearly Periods Ended September 30

                       1993*    1994      1995      1996      1997
                     -----------------------------------------------
NET ASSET VALUE...   $ 13.38  $ 13.08   $ 15.87   $ 17.52   $ 23.53
INCOME DIVIDENDS..   $    --  $   .11   $   .12   $   .04   $   .07
CAPITAL GAINS
DIVIDENDS.........   $    --  $   .43   $   .13   $   .92   $  1.48
FUND TOTAL
RETURN (%)........     11.50     1.88     23.62     17.18     45.80
INDEX TOTAL
RETURN (%)........      7.56     3.68     29.75     20.34     40.46

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained the Fund's expenses, the average annual total return for the Fund for the one year and life of Fund periods would have been lower.


                             4 - Scudder Value Fund

PORTFOLIO SUMMARY as of September 30, 1997
---------------------------------------------------------------------------
ASSET ALLOCATION
---------------------------------------------------------------------------
Equity Securities                  83%
Cash Equivalents                   17%
--------------------------------------
                                  100%
--------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

The Fund's effective cash position
was actually lower at 4% of assets
(see last Q&A on page7).
--------------------------------------------------------------------------
Sectors
(Excludes 17% Cash Equivalents
--------------------------------------------------------------------------
Financial                          24%
Manufacturing                      11%
Utilities                           8%
Technology                          7%
Transportation                      7%
Consumer Staples                    6%
Energy                              6%
Durables                            6%
Health                              6%
Other                              19%
--------------------------------------
                                  100%
--------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

The financial sector's significant
weighting in the portfolio is indicative of the many attractive values, especially among insurance stocks.

--------------------------------------------------------------------------
Ten Largest Equity Holdings
(15% of Portfolio)
--------------------------------------------------------------------------

1.   FORD MOTOR CO.
     Leading automobile manufacturer
2.   TEXTRON, INC.
     Manufacturer of products for aerospace and commercial use
3.   FIRST UNION CORP.
     Commercial banking in the southeast
4.   BANKAMERICA CORP.
     Commercial banking in California
5.   NORTHERN STATES POWER CO.
     Electric and gas utility
6.   AMERICAN HOME PRODUCTS CORP.
     Major diversified pharmaceutical company
7.   GENERAL RE CORP.
     Property and casualty reinsurance
8.   HARRIS CORP.
     Maker of electronics and office equipment
9.   AMR CORP.
     leading airline
10.  TENET HEALTHCARE CORP.
     Operator of specialty and general hospitals

The Fund pursues a disciplined approach
to individual stock selection.

-----------------------------------------------------------------------------
For more complete details about the Fund's investment portfolio, see page 11. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

                             5 - Scudder Value Fund

                         Portfolio Management Discussion


We asked Donald E. Hall, lead portfolio manager of Scudder Value Fund, to discuss the market environment and Scudder's investment strategy.

Q: How would you characterize the Fund's performance over the trailing twelve-month period ended September 30, 1997?

A: In a word: extraordinary. The Fund returned 45.80% for the period, which exceeded the 40.46% total return of the unmanaged S&P 500 Index and earned the Fund a position in the top 8% (61st) of 784 growth funds as tracked by Lipper Analytical Services. The average growth fund returned 33.52% for the same period.

Q: What sectors or themes contributed most to the above average performance?

A: No single theme dominated. Certainly our ample investment in the relatively strong financial sector helped, at 24% of equity securities, but this explained only a part of the result. Performance was provided by a diverse list. Among the top performers were: Philips Electronics, Dana (auto parts), Student Loan Marketing Association (student loans), Applied Materials (semiconductor capital equipment), Timken (steel bearings), American States Financial (property and casualty insurance), Donaldson Lufkin Jenrette (securities brokerage), BankAmerica, Nokia (telecommunications equipment), Royal Caribbean (vacation cruises), Bergen Brunswig (drug distributor), and Parker Hannifin (machinery components).

Q: In last year's annual report you noted that paper, semiconductor capital equipment, and utility stocks were disappointing groups. How did these stocks fare over the twelve-months?

A: Paper stocks such as Boise Cascade were sold at a loss, as it was unclear how much margins could recover for these commodity-based producers. Semiconductor capital equipment stocks, such as Applied Materials and Silicon Valley Group, are anything but commodity manufacturers and typically have positive margins even during a cyclical downturn. Yet, their stock prices are highly cyclical. Last year Applied Materials' stock declined to only 7x earnings. The Fund benefited over the fiscal period as these semiconductor equipment stocks shot up on a sharp cyclical recovery in orders. After Applied Materials more than tripled from its low, we sold our last shares in July. The utility sector continued to lag, although our original investment in Destec was made whole with the sale of the company to a private group. We believe there is more value in electric utilities now and we have recently added Northern States Power, a Midwestern electric utility.

Q: How has the currency crisis in Southeast Asia affected the Fund?

A: The Fund, so far, has felt little from economic problems of Southeast Asia. The Fund has no direct holdings in the region and we estimate that the average company held in the Fund garners less than 3% of sales from Southeast Asia. On the other hand, we appreciate the growing interdependence of economies around the world. The currency crisis that started in Thailand is more serious since spreading to Hong Kong, the gateway to China, and may create nervousness among

                             6 - Scudder Value Fund

U.S. stock investors. Given the relatively high p/e multiples of U.S. stocks generally, the U.S. market as a whole could certainly pull back, which would affect the Fund. Meanwhile, our job is to place each development in its proper perspective. Frequently investors overreact to headline news, which may have only a minor long-term impact on individual stocks.

Q: What is the Fund's position in technology?

A: Technology was the best performing sector over the period, with S&P tech stocks up a phenomenal 68.73%. The Fund's current position in technology is 7% of equity securities, which is low in relation to the S&P weighting of 12% and compared to most growth funds. Our position is likely to go higher over the long-term due to the growing size and importance of the technology sector and because short-term volatility in the group frequently presents attractive long-term investment opportunities. The Fund participated indirectly in the technology sector through its significant holdings of financial companies, many of which have been able to leverage the benefits of technology. The nature of the financial services industry, including the management of this Fund, lends itself to the aggressive exploitation of technology.

Q: In the March 31 semiannual report you described BankAmerica, Allstate, MBIA, Ford and Philips Electronics as attractive stocks. Can you give us a follow-up?

A: These companies are enjoying improving fundamentals, with earnings progression generally on track. These stocks are currently selling at 15x (or less) our 1998 estimates. Philips, on the heels of improving sales and cost cutting, appreciated 138% over the twelve-months. The Fund still owns Philips, but has scaled back its position. BankAmerica -- benefiting from an overall favorable banking environment and better capital management -- was up 82% for the period and is one of the Fund's top ten holdings. Allstate advanced 65%, as the company enjoyed the effects of good weather and has been able to exploit its considerable franchise and cost advantages. MBIA became more fully valued, with the stock increasing 49% on solid, but not spectacular earnings gains. We actually increased the Fund's weighting of Ford, which was up 51%, as profits from trucks remained strong and announcements of subsidiary spinouts highlighted the value of the parent.

Q: What is an ideal stock for the Fund?

A: The ideal stock, given our investment criteria, is an established company (intellectual capital in place), average to below-average risk, a sustainable long-term competitive position, and selling at a discount to the market. Qualifying stocks suffering from a deterioration in key fundamentals are avoided unless we can determine when and how the fundamental problem will be resolved. Stocks which decline to low p/e multiples because of temporary earnings disturbances are considered buying opportunities.

Q: The Fund has more than tripled in size over the trailing twelve months largely due to positive flows into the Fund. Has this been a concern?

A: Investing large daily flows has not been a problem, as we have used futures to immediately gain market exposure. We then, in time, reduce the futures

                             7 - Scudder Value Fund
position in favor of stocks that meet our valuation criteria, either by adding to current holdings or starting a new position. Until new positions are added, the Fund's cash position can appear higher than its effective level, which was 4% at the end of the period. Despite a significant growth in assets, we believe the Fund remains nimble.

Q: With many stocks reaching historically high valuations during the period, how is the Fund positioned to benefit shareholders in this environment?

A: The historical average of the p/e multiple of the S&P 500 is about 14x (average price divided by average earnings per share = p/e multiple). Based on our consensus estimates for next year, the S&P 500 is currently selling near 18x 1998 estimated earnings. By contrast, the Fund's p/e is only 13x our 1998 estimates and we are continuing to find good quality stocks that we believe are relatively undervalued. Important additions included Harris Corp., the leader in transmitters for digital TV, which sells at only 14x earnings; and WPP Group, at 16x, a leading advertising firm which is benefiting from expanding budgets of global consumer companies.

By focusing on lower multiple stocks, the Fund naturally is less exposed to more richly valued segments, which we believe are more vulnerable in a market downturn.

Over the year there were 24 days in which the S&P 500 was down more than one percent. Scudder Value Fund outperformed the S&P 500 on each of those 24 days. There were 39 days in which the market advanced more than 1%. The Fund lagged on

                             8 - Scudder Value Fund
virtually all of those days (37 of 39 days). Yet, the Fund still outperformed the S&P for the trailing twelve months. The reason is that the Fund outperformed on average on days when the market did not have large price changes.

As demonstrated this year, a conservatively valued portfolio does not necessarily preclude excellent relative returns, even in an extraordinarily strong market. The Fund would have a challenge in keeping up if the market narrows again to favor only a few stocks that dominate the S&P 500, or is gripped by rank speculation. The door remains open to opportunity, but the Fund's natural advantage is likely to shine through in the more ordinary choppier environment we expect.


                               Scudder Value Fund:
                          A Team Approach to Investing

  Scudder Value Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

  Lead Portfolio Manager Donald E. Hall has had responsibility for Scudder Value Fund's day-to-day management since its inception in 1992. Don, who joined Scudder in 1982, has 14 years of experience in the value style of investing. William J. Wallace, Portfolio Manager, has been a member of Scudder Value Fund's team since 1992 and has 16 years of investment experience.

                             9 - Scudder Value Fund

                          Glossary of Investment Terms


 FUNDAMENTAL RESEARCH          Analysis of companies based on the projected
                               impact of management, products, sales, and earnings on balance sheets and income statements. Distinct from technical analysis, which evaluates the attractiveness of a stock based on historical price and trading volume movements, rather than the financial results of the underlying company.


 GROWTH STOCK                  Stock of a company that has displayed above
                               average earnings growth and is expected to continue to increase profits rapidly going forward. Stocks of such companies usually trade at a higher price relative to earnings and exhibit greater price volatility.


 LIQUIDITY                     A stock that is liquid has enough shares
                               outstanding and a substantial enough market capitalization to allow large purchases and sales to occur without causing a significant change in its market price.


 MARKET CAPITALIZATION         The value of a company's outstanding shares of
                               common stock, determined by the number of shares outstanding multiplied by the share price
                               (Shares x Price = Market Capitalization). The universe of publicly traded companies is frequently divided into large-, mid-, and small-capitalizations. In general, "large-cap" stocks tend to be more liquid than "small-cap" stocks.


 OVER/UNDER WEIGHTING          Refers to the allocation of assets -- usually by
                               sector, industry, or country -- within a portfolio relative to a benchmark index, (i.e.
                               the S&P 500 Index) or an investment universe.


 PRICE-EARNINGS RATIO (P-E)    A widely used gauge of a stock's valuation that
 (also "earnings multiple")    indicates what investors are paying for a
                               company's earnings on a per share basis.
                               Typically based on a company's projected earnings for the next 12 months, a higher
                               "earnings multiple" indicates a higher expected growth rate and the potential for greater price fluctuations.


 VALUE STOCK                   A company whose stock price does not fully
                               reflect its intrinsic value, as indicated by price-earnings ratio, price-book value ratio, dividend yield, or some other valuation measure, relative to its industry or the market overall.
                               Value stocks tend to display less price
                               volatility and may carry higher dividend yields.


(Sources: Scudder; Barron's Dictionary of Finance and Investment Terms)

                            10 - Scudder Value Fund

                  Investment Portfolio as of September 30, 1997

                                                                                             Principal               Market
                                                                                             Amount ($)             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 1.7%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 9/30/97 at 6.02%,
 to be repurchased at $5,168,864 on 10/1/97, collateralized by a $5,095,000                                       ------------
 U.S. Treasury Note, 6.875%, 8/31/99 (Cost $5,168,000) ...................................    5,168,000              5,168,000
                                                                                                                  ------------
Commercial Paper 12.6%
------------------------------------------------------------------------------------------------------------------------------
Financial
Ciesco L.P. Discount Note, 10/07/97 ......................................................    12,000,000            11,988,980
Dresdner US Finance, Inc. Discount Note, 10/06/97 ........................................    13,000,000            12,997,996
General Electric Capital Corp. Discount Note, 10/07/97 ...................................    14,000,000            13,987,143
------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $38,974,119)                                                                           38,974,119
------------------------------------------------------------------------------------------------------------------------------

Certificates Of Deposit 3.2%
------------------------------------------------------------------------------------------------------------------------------
Financial                                                                                                         ------------
Harris Trust and Savings Bank, 5.530%, 10/20/97 (Cost $10,000,000) .......................    10,000,000            10,000,000
                                                                                                                  ------------

                                                                                                 Shares
------------------------------------------------------------------------------------------------------------------------------
Common Stocks 82.5%
------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 4.6%
Apparel & Shoes 0.7%
Tommy Hilfiger Corp.* .....................................................................       42,300             2,112,356
Department & Chain Stores 3.1%                                                                                    ------------
Federated Department Stores, Inc.* ........................................................       60,200             2,596,125
J.C. Penney Co., Inc. .....................................................................       35,700             2,079,525
May Department Stores .....................................................................       16,800               915,600
Mercantile Stores, Inc. ...................................................................       28,900             1,818,894
Wal-Mart Stores, Inc. .....................................................................       60,000             2,197,500
                                                                                                                  ------------
                                                                                                                     9,607,644
Hotels & Casinos 0.8%                                                                                             ------------
Circus Circus Enterprises, Inc.* ..........................................................       37,600               947,050
Royal Caribbean Cruises Ltd. ..............................................................       36,300             1,588,125
                                                                                                                  ------------
                                                                                                                     2,535,175
Consumer Staples 5.3%                                                                                             ------------
Alcohol & Tobacco 1.8%
Anheuser-Busch Companies, Inc. ............................................................       49,900             2,251,738
Philip Morris Companies, Inc. (b) .........................................................       77,900             3,237,719
                                                                                                                  ------------
                                                                                                                     5,489,457
                                                                                                                  ------------

    The accompanying notes are an integral part of the financial statements.


                             11 - Scudder Value Fund

                                                                                                                       Market
                                                                                                  Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Food & Beverage 3.5%
ConAgra, Inc. .............................................................................       31,600             2,085,600
H.J. Heinz Co. ............................................................................       48,100             2,221,619
Interstate Bakeries Corp. .................................................................       28,000             1,919,750
Kroger Co.* ...............................................................................       39,000             1,177,313
Sara Lee Corp. ............................................................................       23,900             1,230,850
Unilever NV (New York shares) .............................................................       10,200             2,168,775
                                                                                                                  ------------
                                                                                                                    10,803,907
                                                                                                                  ------------

Health 4.7%
Health Industry Services 1.0%
Bergen Brunswig Corp. "A" .................................................................       79,500             3,209,813
Hospital Management 1.3%                                                                                          ------------
Tenet Healthcare Corp.* ...................................................................      141,300             4,115,363
Medical Supply & Specialty 0.9%                                                                                   ------------
Becton, Dickinson & Co. ...................................................................       56,700             2,714,513
Pharmaceuticals 1.5%                                                                                              ------------
American Home Products Corp. ..............................................................       57,500             4,197,500
Schering-Plough Corp. .....................................................................        9,800               504,700
                                                                                                                  ------------
                                                                                                                     4,702,200
                                                                                                                  ------------
Communications 4.2%
Telephone / Communications
Ameritech Corp. ...........................................................................       47,200             3,138,800
Century Telephone Enterprises .............................................................       44,200             1,944,800
Compania Telefonica Nacional de Espana SA (ADR) ...........................................       12,500             1,176,563
Sprint Corp. ..............................................................................       40,400             2,020,000
Tele Danmark A/S (ADR) ....................................................................      100,200             2,674,088
Tele-Communications International, Inc. "A"* ..............................................       71,200             1,165,900
Tele-Communications TCI Ventures Group "A"* ...............................................       38,053               784,843
                                                                                                                  ------------
                                                                                                                    12,904,994
                                                                                                                  ------------
Financial 20.1%
Banks 8.2%
Banc One Corp. ............................................................................       61,900             3,454,794
BankAmerica Corp. .........................................................................       64,900             4,757,981
Bankers Trust New York Corp. ..............................................................       27,700             3,393,250
Chase Manhattan Corp. .....................................................................       14,200             1,675,600

    The accompanying notes are an integral part of the financial statements.


                             12 - Scudder Value Fund

                                                                                                                       Market
                                                                                                  Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
First Chicago NBD Corp. ...................................................................        9,200               692,300
First Union Corp. .........................................................................       97,000             4,856,063
J.P. Morgan & Co., Inc. ...................................................................       15,800             1,795,275
Mellon Bank Corp. .........................................................................       14,400               788,400
NationsBank Corp. .........................................................................       35,800             2,215,125
Northern Trust Corp. ......................................................................       14,200               839,575
Norwest Corp. .............................................................................       13,700               839,125
                                                                                                                  ------------
                                                                                                                    25,307,488
                                                                                                                  ------------
Insurance 10.3%
AFLAC, Inc. ...............................................................................       14,700               797,475
Allstate Corp. ............................................................................       34,200             2,748,825
American States Financial Corp. ...........................................................       17,200               808,400
Cigna Corp. ...............................................................................       16,200             3,017,250
EXEL Ltd. (ADR) ...........................................................................       41,400             2,465,888
General Re Corp. ..........................................................................       21,100             4,188,350
Hartford Life, Inc. "A" ...................................................................       24,000               922,500
MBIA, Inc. ................................................................................       27,900             3,499,706
Mid Ocean Ltd. ............................................................................       39,100             2,477,963
Nationwide Financial Services, Inc. "A" ...................................................       33,100               922,663
PartnerRe Holdings Ltd. ...................................................................       86,000             3,703,375
Safeco Corp. ..............................................................................       62,200             3,296,600
Transamerica Corp. ........................................................................        7,200               716,400
UNUM Corp. ................................................................................       50,000             2,281,250
                                                                                                                  ------------
                                                                                                                    31,846,645
                                                                                                                  ------------
Consumer Finance 0.2%
SLM Holding Corp. .........................................................................        3,000               463,500
Other Financial Companies 1.4%                                                                                    ------------
American Express Credit Corp. .............................................................       20,200             1,653,875
Federal National Mortgage Association .....................................................       59,300             2,787,100
                                                                                                                  ------------
                                                                                                                     4,440,975
                                                                                                                  ------------
Media 2.8%
Advertising 2.4%
Interpublic Group of Companies, Inc. ......................................................       67,650             3,471,291
WPP Group PLC (ADR) .......................................................................       85,600             3,926,900
                                                                                                                  ------------
                                                                                                                     7,398,191
                                                                                                                  ------------

    The accompanying notes are an integral part of the financial statements.


                             13 - Scudder Value Fund

                                                                                                                       Market
                                                                                                  Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Cable Television 0.4%
Tele-Communications, Inc. "A"* ............................................................       66,547             1,364,214
Service Industries 2.7%                                                                                           ------------
EDP Services 0.7%
Electronic Data Systems Corp. .............................................................       59,000             2,094,500
Investment 0.8%                                                                                                   ------------
Donaldson, Lufkin & Jenrette Securities Corp. .............................................        8,300               593,969
Franklin Resources, Inc. ..................................................................       20,600             1,918,375
                                                                                                                  ------------
                                                                                                                     2,512,344
                                                                                                                  ------------
Miscellaneous Commercial Services 1.2%
Galileo International, Inc.* ..............................................................      130,100             3,634,669
Durables 4.9%                                                                                                     ------------
Aerospace 0.5%
Lockheed Martin Corp. .....................................................................       13,782             1,469,506
Automobiles 2.9%                                                                                                  ------------
Dana Corp. ................................................................................       28,000             1,382,500
Ford Motor Co. ............................................................................      126,200             5,710,550
Genuine Parts Co. .........................................................................       12,900               397,481
Magna International, Inc. "A" .............................................................       21,500             1,486,188
                                                                                                                  ------------
                                                                                                                     8,976,719
                                                                                                                  ------------
Telecommunications Equipment 0.9%
Nokia AB Oy "A" (ADR) .....................................................................       30,000             2,814,375
Tires 0.6%                                                                                                        ------------
Goodyear Tire & Rubber Co. ................................................................       26,400             1,815,000
Manufacturing 9.4%                                                                                                ------------
Chemicals 2.0%
Praxair, Inc. .............................................................................       49,600             2,538,900
Sigma-Aldrich Corp. .......................................................................      105,800             3,484,788
                                                                                                                  ------------
                                                                                                                     6,023,688
                                                                                                                  ------------
Containers & Paper 0.4%
Crown Cork & Seal Co., Inc. ...............................................................       27,000             1,245,375
Diversified Manufacturing 4.1%                                                                                    ------------
Canadian Pacific Ltd. (Ord.) ..............................................................       27,000               799,863
Olin Corp. ................................................................................       69,000             3,230,063
TRW, Inc. .................................................................................       66,200             3,632,725

    The accompanying notes are an integral part of the financial statements.


                             14 - Scudder Value Fund

                                                                                                                       Market
                                                                                                  Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Textron, Inc. .............................................................................       75,900             4,933,500
                                                                                                                  ------------
                                                                                                                    12,596,151
                                                                                                                  ------------
Electrical Products 1.0%
Philips Electronics NV (New York shares) ..................................................       37,300             3,133,200
Machinery / Components / Controls 1.4%                                                                            ------------
Parker-Hannifin Group .....................................................................       73,950             3,327,750
Timken Co. ................................................................................       23,800               953,488
                                                                                                                  ------------
                                                                                                                     4,281,238
                                                                                                                  ------------
Office Equipment / Supplies 0.5%
Xerox Corp. ...............................................................................       19,600             1,650,075
Technology 5.9%                                                                                                   ------------
Diverse Electronic Products 2.1%
General Motors Corp. "H" ..................................................................       36,100             2,387,113
Harris Corp. ..............................................................................       90,800             4,154,100
                                                                                                                  ------------
                                                                                                                     6,541,213
                                                                                                                  ------------
EDP Peripherals 1.3%
Western Digital Corp.* ....................................................................       98,400             3,942,150
Electronic Components / Distributors 1.0%                                                                         ------------
Avnet, Inc. ...............................................................................       47,400             3,012,863
Electronic Data Processing 0.9%                                                                                   ------------
Ceridian Corp.* ...........................................................................       74,900             2,771,300
Semiconductors 0.6%                                                                                               ------------
Advanced Micro Devices, Inc.* .............................................................       26,200               853,138
Tower Semiconductor Ltd. ..................................................................       54,100             1,075,238
                                                                                                                  ------------
                                                                                                                     1,928,376
                                                                                                                  ------------
Energy 5.1%
Oil & Gas Production 1.1%
Imperial Oil Ltd. .........................................................................       32,000             1,840,000
Union Texas Petroleum Holdings, Inc. ......................................................       62,300             1,464,050
                                                                                                                  ------------
                                                                                                                     3,304,050
                                                                                                                  ------------
Oil Companies 4.0%
Amoco Corp. ...............................................................................       16,400             1,580,550
Chevron Corp. .............................................................................       19,000             1,580,563
Lyondell Petrochemical Co. ................................................................       40,400             1,057,975
Mobil Corp. ...............................................................................       16,000             1,184,000

    The accompanying notes are an integral part of the financial statements.


                             15 - Scudder Value Fund

                                                                                                                       Market
                                                                                                  Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Repsol SA (ADR) ...........................................................................       32,200             1,396,675
Total SA (ADR) ............................................................................       71,084             4,074,002
YPF S.A.  "D" (ADR) .......................................................................       37,000             1,364,375
                                                                                                                  ------------
                                                                                                                    12,238,140
                                                                                                                  ------------
Metals & Minerals 0.7%
Coal Mining
Zeigler Coal Holding Co. ..................................................................       86,700             2,026,613
Construction 0.5%                                                                                                 ------------
Building Products
American Standard Companies, Inc.* ........................................................       34,700             1,392,338
Transportation 5.3%                                                                                               ------------
Airlines 1.3%
AMR Corp.* ................................................................................       37,400             4,139,713
Marine Transportation 2.2%                                                                                        ------------
Knightsbridge Tankers Ltd. ................................................................       64,200             1,817,663
London & Overseas Freighters (ADR)* .......................................................       96,000             1,476,000
NedLloyd Groep NV (Sponsored ADR) .........................................................      203,200             3,416,300
Teekay Shipping Corp. .....................................................................        5,800               195,009
                                                                                                                  ------------
                                                                                                                     6,904,972
                                                                                                                  ------------
Railroads 1.1%
CSX Corp. .................................................................................       41,800             2,445,300
Canadian National Railway .................................................................       19,300             1,003,187
                                                                                                                  ------------
                                                                                                                     3,448,487
                                                                                                                  ------------
Trucking 0.7%
CNF Transportation, Inc. ..................................................................       20,600               897,388
Consolidated Freightways Corp.* ...........................................................       70,200             1,237,275
                                                                                                                  ------------
                                                                                                                     2,134,663
                                                                                                                  ------------
Utilities 6.3%
Electric Utilities
Energy Group PLC (ADR) ....................................................................       75,600             3,146,850
Entergy Corp. .............................................................................      140,400             3,659,175
Northern States Power Co. .................................................................       85,400             4,248,650
PacifiCorp ................................................................................       72,200             1,615,475
PowerGen PLC (ADR) ........................................................................       46,400             2,285,200

    The accompanying notes are an integral part of the financial statements.


                             16 - Scudder Value Fund

                                                                                                                       Market
                                                                                                  Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
TNP Enterprises, Inc. .....................................................................      120,100             3,017,513
Unicom Corp. ..............................................................................       64,900             1,517,038
                                                                                                                  ------------
                                                                                                                    19,489,901
------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $206,259,571)                                                                            254,538,054
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $260,401,690) (a)                                                       308,680,173
------------------------------------------------------------------------------------------------------------------------------

*     Non-income producing security.

(a) The cost for federal income tax purposes was $260,401,690. At September 30, 1997, net unrealized appreciation for all securities based on tax cost was $48,278,483. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $49,530,991 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,252,508.

(b) At September 30, 1997, these securities, in part, have been pledged to cover initial margin requirements for open futures contracts. At September 30, 1997, open futures contracts purchased long were as follows (Note A):

                                                Aggregate
  Futures         Expiration     Contracts    Face Value ($)    Market Value ($)
  -------         ----------     ---------    --------------    ----------------
  S&P 500 Index   December 1997     81         37,415,367         38,673,450
                                               ----------         ----------
  Total unrealized appreciation on open futures contracts
   purchased long .............................................    1,258,083
                                                                  ==========

    The accompanying notes are an integral part of the financial statements.


                             17 - Scudder Value Fund

                              Financial Statements

                       Statement of Assets and Liabilities
                            as of September 30, 1997

Assets
------------------------------------------------------------------------------------------------------------------------------
                  Investments, at market (identified cost $260,401,690) ...................  $ 308,680,173
                  Cash ....................................................................            204
                  Dividends and interest receivable .......................................        400,016
                  Receivable for Fund shares sold .........................................      1,423,173
                  Receivable for investments sold .........................................        697,861
                  Receivable for foreign taxes recoverable ................................         28,669
                  Deferred organization expense ...........................................          6,965
                  Other assets ............................................................          1,573
                                                                                             ----------------
                  Total assets ............................................................    311,238,634
Liabilities
------------------------------------------------------------------------------------------------------------------------------
                  Payable for investments purchased .......................................     12,153,104
                  Payable for Fund shares redeemed ........................................        477,743
                  Accrued management fee ..................................................        164,234
                  Other payables and accrued expenses .....................................        186,339
                  Daily variation margin on futures contracts .............................        277,435
                                                                                             ----------------
                  Total liabilities .......................................................     13,258,855
                ---------------------------------------------------------------------------------------------
                  Net assets, at market value                                                $ 297,979,779
                ---------------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------------------------------------------------
                  Net assets consist of:
                  Undistributed net investment income 2,399,604 Unrealized
                  appreciation (depreciation) on:
                     Investments ..........................................................     48,278,483
                     Futures ..............................................................      1,258,083
                     Foreign currency related transactions ................................             57
                  Accumulated net realized gain ...........................................     16,989,838
                  Paid-in capital .........................................................    229,053,714
                ---------------------------------------------------------------------------------------------
                  Net assets, at market value                                                $ 297,979,779
                ---------------------------------------------------------------------------------------------
Net Asset Value
------------------------------------------------------------------------------------------------------------------------------
                  Net Asset Value, offering and redemption price per share
                     ($297,979,779 / 12,664,615 outstanding shares of beneficial
                     interest, $.01 par value, unlimited number of shares                    ----------------
                     authorized) ..........................................................         $23.53
                                                                                             ----------------

    The accompanying notes are an integral part of the financial statements.


                             18 - Scudder Value Fund

                             Statement of Operations
                          year ended September 30, 1997

Investment Income
------------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Dividends (net of foreign taxes withheld of $95,557) ..................... $   2,912,147
                 Interest .................................................................     1,811,635
                                                                                             ----------------
                                                                                                4,723,782
                 Expenses:
                 Management fee ...........................................................     1,133,164
                 Services to shareholders .................................................       603,968
                 Custodian and accounting fees ............................................        76,931
                 Trustees' fees and expenses ..............................................        57,403
                 Reports to shareholders ..................................................        61,711
                 Auditing .................................................................        35,100
                 Registration fees ........................................................        78,291
                 Legal ....................................................................        11,723
                 Amortization of organization expenses ....................................         8,932
                 Other ....................................................................         6,518
                                                                                             ----------------
                 Total expenses before reductions .........................................     2,073,741
                 Expense reductions .......................................................       (59,309)
                                                                                             ----------------
                 Expenses, net ............................................................     2,014,432
                ---------------------------------------------------------------------------------------------
                 Net investment income                                                          2,709,350
                ---------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investment transactions
------------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from:
                 Investments ..............................................................    12,809,734
                 Futures ..................................................................     4,777,668
                 Foreign currency related transactions ....................................           (93)
                                                                                             ----------------
                                                                                               17,587,309
                 Net unrealized appreciation (depreciation) during the period on:
                 Investments ..............................................................    38,199,705
                 Futures ..................................................................     1,272,563
                 Foreign currency related transactions ....................................            13
                                                                                             ----------------
                                                                                               39,472,281
                ---------------------------------------------------------------------------------------------
                 Net gain (loss) on investment transactions                                    57,059,590
                ---------------------------------------------------------------------------------------------
                ---------------------------------------------------------------------------------------------
                 Net increase (decrease) in net assets resulting from operations            $  59,768,940
                ---------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.


                             19 - Scudder Value Fund

                       Statements of Changes in Net Assets

                                                                                     Years Ended September 30,
Increase (Decrease) in Net Assets                                                     1997              1996
------------------------------------------------------------------------------------------------------------------------------
                  Operations:
                  Net investment income ......................................   $   2,709,350     $   1,057,206
                  Net realized gain (loss) from investment transactions ......      17,587,309         8,670,285
                  Net unrealized appreciation (depreciation) on investment
                     transactions during the period ..........................      39,472,281         2,372,894
                  Net increase (decrease) in net assets resulting from           ----------------  ----------------
                     operations ..............................................      59,768,940        12,100,385
                  Distributions to shareholders from:                            ----------------  ----------------
                  Net investment income ......................................        (370,246)         (175,992)
                                                                                 ----------------  ----------------
                  Net realized gains from investment transactions ............      (7,822,998)       (4,025,296)
                  Fund share transactions:                                       ----------------  ----------------
                  Proceeds from shares sold ..................................     219,411,450        34,987,688
                  Net asset value of shares issued to shareholders in
                     reinvestment of distributions ...........................       8,028,455         4,132,230
                  Cost of shares redeemed ....................................     (69,910,114)      (26,219,135)
                  Net increase (decrease) in net assets from Fund share          ----------------  ----------------
                     transactions ............................................     157,529,791        12,900,783
                                                                                 ----------------  ----------------
                  Increase in net assets .....................................     209,105,487        20,799,880
                  Net assets at beginning of period ..........................      88,874,292        68,074,412
                  Net assets at end of period (including undistributed net       ----------------  ----------------
                     investment income of $2,399,604 and $960,593,
                     respectively) ..........................................      297,979,779     $  88,874,292
                                                                                 ----------------  ----------------
Other Information
------------------------------------------------------------------------------------------------------------------------------
                  Increase (decrease) in Fund shares
                  Shares outstanding at beginning of period ..................       5,071,691         4,288,446
                                                                                 ----------------  ----------------
                  Shares sold ................................................      10,534,988         2,121,557
                  Shares issued to shareholders in reinvestment of
                     distributions ...........................................         446,770           263,367
                  Shares redeemed ............................................      (3,388,834)       (1,601,679)
                                                                                 ----------------  ----------------
                  Net increase (decrease) in Fund shares .....................       7,592,924           783,245
                                                                                 ----------------  ----------------
                  Shares outstanding at end of period ........................      12,664,615         5,071,691
                                                                                 ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.


                             20 - Scudder Value Fund

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                 For the Period
                                                                                               December 31, 1992
                                                                                                (commencement of
                                                                                                 operations) to
                                                          Years Ended September 30,               September 30,
                                               1997(a)       1996        1995         1994            1993
------------------------------------------------------------------------------------------------------------------------------
                                              --------------------------------------------------------------------------------
Net asset value, beginning of period .......    $17.52       $15.87      $13.08      $13.38         $12.00
Income from investment operations:            --------------------------------------------------------------------------------
Net investment income ......................       .34          .21         .18         .13            .10
Net realized and unrealized gain on
   investments .............................      7.22         2.40        2.86         .11           1.28
                                              --------------------------------------------------------------------------------
Total from investment operations ...........      7.56         2.61        3.04         .24           1.38
Less distributions from:                      --------------------------------------------------------------------------------
Net investment income ......................      (.07)        (.04)       (.12)       (.11)            --
Net realized gains on investment
   transactions                                  (1.48)        (.92)       (.13)       (.43)            --
                                              --------------------------------------------------------------------------------
Total distributions ........................     (1.55)        (.96)       (.25)       (.54)            --
                                              --------------------------------------------------------------------------------
                                              --------------------------------------------------------------------------------
Net asset value, end of period .............    $23.53       $17.52      $15.87      $13.08         $13.38
                                              --------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (b) .......................     45.80        17.18       23.62        1.88          11.50**
Ratios and Supplemental Data
Net assets, end of period ($ millions) .....       298           89          68          35             29
Ratio of operating expenses, net to
   average daily net assets (%) ............      1.24         1.25        1.25        1.25           1.25*
Ratio of operating expenses before expense
   reductions, to average daily net
   assets (%) ..............................      1.28         1.31        1.44        1.61           2.16*
Ratio of net investment income to average
   daily net assets (%) ....................      1.67         1.34        1.57        1.16           1.56*
Portfolio turnover rate (%) ................     47.40         90.8        98.2        74.6           60.8*
Average commission rate paid (c) ...........    $.0577       $.0577      $   --      $   --         $   --

(a)   Based on monthly average shares outstanding during the period.
(b)   Total return would have been lower had certain expenses not been reduced.
(c) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years beginning on or after October 1, 1995.
*     Annualized
**    Not annualized


                             21 - Scudder Value Fund

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Value Fund (the "Fund") is a diversified series of Scudder Equity Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on the Nasdaq System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities other than money market securities are valued by pricing agents approved by the officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

      (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of an item at a specified price on a specific date (settlement date). During the period, the Fund purchased securities index futures as a temporary substitute for purchasing selected investments.


                             22 - Scudder Value Fund

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. Distributions of net investment income are made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax. Earnings and profits distributed to shareholders on redemption of Fund shares ("tax equalization") may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends paid deduction on its federal income tax return.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. The differences primarily relate to tax equalization. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Organization Costs. Costs incurred by the Fund in connection with its organization and initial registration of shares have been deferred and are being amortized on a straight-line basis over a five-year period.

Other. Investment security transactions are accounted for on a trade-date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Original issue discounts are accreted for both tax and financial reporting purposes.


                             23 - Scudder Value Fund

                      B. Purchases and Sales of Securities

During the year ended September 30, 1997, purchases and sales of investment securities (excluding short-term investments) aggregated $184,796,967 and $63,442,619, respectively.

The aggregate face value of futures contracts opened and closed during the year ended September 30, 1997 was $180,288,540 and $145,653,253, respectively.

                               C. Related Parties

Under the Fund's Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund pays the Adviser a fee equal to an annual rate of 0.70% of the Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The Adviser agreed not to impose all or a portion of its management fee until July 31, 1997 in order to maintain the annualized expenses of the Fund at not more than 1.25% of average daily net assets. For the year ended September 30, 1997, the Adviser did not impose a portion of its management fee amounting to $59,309 and the amount imposed amounted to $1,073,855, of which $164,234 is unpaid at September 30, 1997.

On June 26, 1997, the Adviser entered into an agreement with The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Zurich will acquire a majority interest in the Adviser, and the Adviser will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc. and change its name to Scudder Kemper Investments, Inc. Subject to the receipt of the required regulatory and shareholder approvals, the transaction is expected to close in the fourth quarter of 1997.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended September 30, 1997, the amount charged to the Fund by SSC aggregated $445,397, of which $56,017 is unpaid at September 30, 1997.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the year ended September 30, 1997, the amount charged to the Fund by STC aggregated $80,120, of which $12,885 is unpaid at September 30, 1997.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended September 30, 1997, the amount charged to the Fund by SFAC aggregated $50,128, of which $5,562 is unpaid at September 30, 1997.

The Fund pays each of its Trustees not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the year ended September 30, 1997, Trustees' fees and expenses aggregated $57,403.


                             24 - Scudder Value Fund

                        Report of Independent Accountants

To the Trustees of Scudder Equity Trust and the Shareholders of Scudder Value
Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Value Fund, including the investment portfolio, as of September 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period December 31, 1992 (commencement of operations) to September 30, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Value Fund as of September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period December 31, 1992 (commencement of operations) to September 30, 1993, in conformity with generally accepted accounting principles.

Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
November 5, 1997


                             25 - Scudder Value Fund

                                 Tax Information

The Fund paid distributions of $0.915 per share from net long-term capital gains during the year ended September 30, 1997.

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Fund designates $11,946,047 as a long-term capital gain dividend for the year ended September 30, 1997.

Pursuant to section 854 of the Internal Revenue Code of 1986 as amended, the Fund designates $2,149,260 as dividends eligible for the dividends received deduction for corporations for the year ended September 30, 1997.


                             26 - Scudder Value Fund

                                    This Page
                                  intentionally
                                   left blank.


                            27 - Scudder Value Fund

                              Officers and Trustees


Daniel Pierce*
President and Trustee

Paul Bancroft III
Trustee; Venture Capitalist and
Consultant

Sheryle J. Bolton
Trustee; Chief Executive Officer,
Scientific Learning Corporation

William T. Burgin
Trustee; General Partner,
Bessemer Venture Partners

Thomas J. Devine
Trustee; Consultant

Keith R. Fox
Trustee; President, Exeter Capital
Management Corporation

David S. Lee*
Trustee and Vice President

Wilson Nolen
Trustee; Consultant

Kathryn L. Quirk*
Trustee, Vice President and
 Assistant Secretary

Dr. Gordon Shillinglaw
Trustee; Professor Emeritus of
Accounting, Columbia
University Graduate School of
Business

Robert G. Stone, Jr.
Honorary Trustee; Chairman
Emeritus and Director, Kirby
Corporation

Robert W. Lear
Honorary Trustee;
Executive-in-Residence, Visiting
Professor, Columbia University
Graduate School
of Business

Donald E. Hall*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

Thomas F. McDonough*
Vice President, Secretary and
Assistant Treasurer

Pamela A. McGrath*
Vice President and Treasurer

Kathleen T. Millard*
Vice President

Edward J. O'Connell*
Vice President and Assistant
Treasurer


                         *Scudder, Stevens & Clark, Inc.


                            28 - Scudder Value Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

     For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

                             29 - Scudder Value Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from that account.
          fewer when it's higher, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                             30 - Scudder Value Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:

          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago           San Francisco
                   Investor.Relations@scudder.com                Boston                New York

------------------------------------------------------------------------------------------------------------------------------
          New From Scudder: Scudder International Growth and Income Fund

          Scudder International Growth and Income Fund takes a yield-oriented approach to investing in international equities. The
          Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a more conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of well-established companies outside the United States.
------------------------------------------------------------------------------------------------------------------------------
          The share price of Scudder International Growth and Income Fund will fluctuate. International investing involves special risks including currency fluctuation and political instability. Contact Scudder Investor Services, Inc., Distributor,
          for a prospectus which contains more complete information, including management fees and other expenses. Please read it carefully before you invest or send money.


                             31 - Scudder Value Fund

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.



This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

                              SCUDDER EQUITY TRUST

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     a.   Financial Statements

          Included in Part A of this Registration Statement:

          For Scudder Large Company Value Fund:

               Financial Highlights for the ten fiscal years ended September 30, 1996.
               (Incorporated by reference to Post-Effective
               Amendment No. 24 to this Registration Statement.)

          For Scudder Value Fund:

               Financial Highlights for the period December 31, 1992 (commencement of operations) to September 30, 1994 and for the three fiscal years ended September 30, 1996.
               (Incorporated by reference to Post-Effective
               Amendment No. 24 to this Registration Statement.)

          Included in Part B of this Registration Statement:

          For Scudder Large Company Value Fund:

               Investment Portfolio as of September 30, 1996 Statement of Assets and Liabilities as of September 30, 1996
               Statement of Operations for the fiscal year ended September 30, 1996
               Statements of Changes in Net Assets for the three fiscal years ended September 30, 1996
               Financial Highlights for the ten fiscal years ended September 30, 1996
               Notes to Financial Statements
               Report of Independent Accountants
               (Incorporated by reference to Post-Effective
               Amendment No. 24 to this Registration Statement.)

          For Scudder Value Fund:

               Investment Portfolio as of September 30, 1996 Statement of Assets and Liabilities as of September 30, 1996
               Statement of Operations for the fiscal year ended September 30, 1996
               Statements of Changes in Net Assets for the three fiscal years ended September 30, 1996
               Financial Highlights for the period December 31, 1992 (commencement of operations) to September 30, 1993 and for the three fiscal years ended September 30, 1996
               Notes to Financial Statements
               Report of Independent Accountants
               (Incorporated by reference to Post-Effective
               Amendment No. 24 to this Registration Statement.)

     Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.


                                 Part C - Page 1

          b.   Exhibits:

               1.   (a)  Amended and Restated Declaration of
                         Trust dated March 17, 1988.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                    (b)  Establishment and Designation of
                         Series dated December 15, 1986.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                    (c)  Amended Establishment and Designation
                         of Series dated May 4, 1987.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                    (d)  Certificate of Amendment dated
                         December 13, 1990.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                    (e)  Establishment and Designation of
                         Series dated October 6, 1992.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                    (f)  Redesignation of Series by the
                         Registrant on behalf of Scudder
                         Capital Growth Fund, dated December 2,
                         1996.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

               2.   (a)  By-Laws as of October 16, 1985.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                    (b)  Amendment to the By-Laws of Registrant
                         as amended through December 9, 1985.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                    (c)  Amendment to the Registrant's By-Laws
                         dated December 12, 1991.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                    (d)  Amendment to the Registrant's By-Laws
                         dated September 17, 1992.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

               3.        Inapplicable.

               4.        Specimen certificate representing
                         shares of beneficial interest ($.01
                         par value).
                         (Incorporated by reference to Exhibit
                         4 to Post-Effective Amendment No. 12
                         to this Registration Statement.)


                                 Part C - Page 2

               5.   (a)  Investment Advisory Agreement between
                         the Registrant (on behalf of Scudder
                         Capital Growth Fund) and Scudder,
                         Stevens & Clark Ltd. dated March 31,
                         1986.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.).

                    (b)  Investment Advisory Agreement between
                         the Registrant (on behalf of Scudder
                         Equity Income Fund) and Scudder,
                         Stevens & Clark Ltd. dated May 1,
                         1987.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                    (c)  Investment Management Agreement
                         between Scudder Capital Growth Fund
                         and Scudder, Stevens & Clark, Inc.
                         dated December 14, 1990.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                    (d)  Investment Management Agreement
                         between the Registrant (on behalf of
                         Scudder Value Fund) and Scudder,
                         Stevens & Clark, Inc. dated December
                         28, 1992.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

               6.        Underwriting Agreement between the
                         Registrant and Scudder Fund
                         Distributors, Inc. dated May 1, 1987.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

               7.        Inapplicable.

               8. (a)(1) Custodian Agreement between the
                         Registrant and State Street Bank and
                         Trust Company dated October 1, 1982.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                  (a)(2) Fee schedule for Exhibit 8(a)(l).
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                  (a)(3) Amendment to Custodian Contract dated
                         March 31, 1986.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                  (a)(4) Amendment to Custodian Contract dated
                         October 1, 1982.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                 (a)(5)  Amendment to Custodian Contract dated
                         September 16, 1988.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                 (a)(6)  Amendment to Custodian Contract dated
                         December 13, 1990.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)


                                 Part C - Page 3

                 (a)(7)  Fee schedule for Exhibit 8(a)(1).
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                 (b)(1) Agency Agreement between State Street Bank and Trust Company and The Bank of New York, London office dated January 1, 1979.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                 (c)(1)  Subcustody Agreement between State
                         Street Bank and the Chase Manhattan
                         Bank, N.A. dated September 1, 1986.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

               9. (a)(1) Transfer Agency and Service Agreement
                         between the Registrant and Scudder
                         Service Corporation dated October 2,
                         1989.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                  (a)(2) Fee schedule for Exhibit 9(a)(1).
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                  (a)(3) Form of revised fee schedule for
                         Exhibit 9(a)(1) is filed herein.
                         (Incorporated by reference to Exhibit
                         9(a)(3) to Post-Effective Amendment
                         No. 23 to this Registration
                         Statement.)

                  (b)(1) Compass Service Agreement between the
                         Registrant and Scudder Trust Company
                         dated January 1, 1990.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                  (b)(2) Fee Schedule for Exhibit 9(b)(1).
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                  (b)(3) COMPASS Service Agreement between
                         Scudder Trust Company and the
                         Registrant dated October 1, 1995.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 24 to this
                         Registration Statement.)

                    (c)  Shareholder Services Agreement between
                         the Registrant and Charles Schwab &
                         Co., Inc. dated June 1, 1990.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                 (c)(1)  Service Agreement between Copeland
                         Associates, Inc. and Scudder Service
                         Corporation (on behalf of Scudder
                         Equity Trust) dated June 8, 1995.
                         (Incorporated by reference to Exhibit
                         9(c)(1) to Post-Effective Amendment
                         No. 23 to this Registration
                         Statement.)

                    (d)  Inapplicable.


                                 Part C - Page 4

                 (1)(e)  Fund Accounting Services Agreement
                         between the Registrant, on behalf of
                         Scudder Capital Growth Fund, and
                         Scudder Fund Accounting Corporation
                         dated October 19, 1994.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                 (e)(2)  Fund Accounting Services Agreement
                         between the Registrant, on behalf of
                         Scudder Value Fund, and Scudder Fund
                         Accounting Corporation dated October
                         24, 1994.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                    (f)  Special Servicing Agreement dated
                         November 15, 1996, between Scudder
                         Pathway Series and the Registrant, on
                         behalf of Scudder Capital Growth Fund
                         and Scudder Value Fund.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

               10.       Inapplicable.

               11.       Inapplicable.

               12.       Inapplicable.

               13.       Inapplicable.

               14.  (a)  Scudder Flexi-Plan for Corporations
                         and Self-Employed Individuals.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                    (b)  Scudder Individual Retirement Plan.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                    (c)  SEP-IRA.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                    (d)  Scudder Funds 403(b) Plan.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

                    (e)  Scudder Cash or Deferred Profit
                         Sharing Plan under Section 401(k).
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

               15.       Inapplicable.

               16.       Schedule for Computation of
                         Performance Quotation.
                         (Incorporated by reference to Post-
                         Effective Amendment No. 25 to the
                         Registration Statement.)

               17.       Financial Data Schedules.
                         (Incorporated by reference to Exhibit
                         17 to Post-Effective Amendment No. 24
                         to this Registration Statement.)


                                 Part C - Page 5

Item 25.       Persons Controlled by or Under Common Control with Registrant.

               None

Item 26.       Number of Holders of Securities (as of November 3, 1997).

                       (1)                        (2)
                 Title of Class             Number of Record Shareholders
                 --------------             -----------------------------

           Scudder Large Company Value                80,032
                      Fund
          shares of beneficial interest
                ($.01 par value)

               Scudder Value Fund                     18,243
          shares of beneficial interest
                ($.01 par value)

Item 27.       Indemnification.

      A policy of insurance covering Scudder, Stevens & Clark, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.
      Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust states as follows:

      Section 4.1. No Personal Liability of Shareholders, Trustees, Etc.
      No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the shareholder who is entitled to indemnification or reimbursement was a shareholder at the time the act or event occurred which gave rise to the claim against or liability of said shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

      Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:


                                 Part C - Page 6

            (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

            (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b) No indemnification shall be provided hereunder to a Trustee or officer:

            (i) against any liability to the Trust, a series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

            (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

            (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

            (A) by the court or other body approving the settlement or other disposition; or

            (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

      (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

            (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

            (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.


                                 Part C - Page 7

      As used in this Section 4.3, a "Disinterested Trustee" is one who is not
      (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.    Business or Other Connections of Investment Adviser

            The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this
            Item 28.

               Business and Other Connections of Board
     Name      of Directors of Registrant's Adviser
     ----      ----------------------------------------

Stephen R.     Director, Vice President, Treasurer, Chief
Beckwith          Operating Officer & Chief Financial Officer,
                  Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S.        Director, Scudder, Stevens & Clark, Inc.
Birdsong          (investment adviser)**
               President & Director, The Latin America Dollar
                  Income Fund, Inc.  (investment company)**
               President & Director, Scudder World Income
                  Opportunities Fund, Inc.  (investment
                  company)**
               President, The Japan Fund, Inc. (investment
                  company)**
               Supervisory Director, The Latin America Income
                  and Appreciation Fund N.V. (investment
                  company) +
               Supervisory Director, The Venezuela High Income
                  Fund N.V. (investment company) xx
               Supervisory Director, Scudder Mortgage Fund
                  (investment company)+
               Supervisory Director, Scudder Floating Rate
                  Funds for Fannie Mae Mortgage Securities I &
                  II (investment company) +
               Director, Canadian High Income Fund (investment
                  company)#
               Director, Hot Growth Companies Fund (investment
                  company)#
               Director, Sovereign High Yield Investment
                  Company (investment company)+
               Director, Scudder, Stevens & Clark (Luxembourg)
                  S.A. (investment manager) #

Nicholas Bratt Director, Scudder, Stevens & Clark, Inc.
                  (investment adviser)**
               President & Director, Scudder New Europe Fund,
                  Inc. (investment company)**
               President & Director, The Brazil Fund, Inc.
                  (investment company)**
               President & Director, The First Iberian Fund,
                  Inc. (investment company)**
               President & Director, Scudder International
                  Fund, Inc.  (investment company)**
               President & Director, Scudder Global Fund, Inc.
                  (President on all series except Scudder
                  Global Fund) (investment company)**
               President & Director, The Korea Fund, Inc.
                  (investment company)**
               President & Director, Scudder New Asia Fund,
                  Inc. (investment company)**
               President, The Argentina Fund, Inc. (investment
                  company)**
               Vice President, Scudder, Stevens & Clark
                  Corporation (Delaware) (investment adviser)**
               Vice President, Scudder, Stevens & Clark Japan,
                  Inc. (investment adviser)###
               Vice President, Scudder, Stevens & Clark of
                  Canada Ltd. (Canadian investment adviser)
                  Toronto, Ontario, Canada
               Vice President, Scudder, Stevens & Clark
                  Overseas Corporation(oo)

E. Michael     Director, Chief Administrative Officer, Scudder,
Brown             Stevens & Clark, Inc. (investment adviser)**
               Trustee, Scudder GNMA Fund (investment company)*
               Trustee, Scudder Portfolio Trust (investment
                  company)*
               Trustee, Scudder U.S. Treasury Fund (investment
                  company)*


                                 Part C - Page 8

               Trustee, Scudder Tax Free Money Fund (investment
                  company)*
               Trustee, Scudder State Tax Free Trust
                  (investment company)*
               Trustee, Scudder Cash Investment Trust
                  (investment company)*
               Assistant Treasurer, Scudder Investor Services,
                  Inc. (broker/dealer)*
               Director & President, Scudder Realty Holding
                  Corporation (a real estate holding company)*
               Director & President, Scudder Trust Company (a
                  trust company)+++
               Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady Director, Scudder, Stevens & Clark, Inc.
                  (investment adviser)**
               Director & Vice President, Scudder Investor
                  Services, Inc. (broker/dealer)*
               Director & Vice President, Scudder Service
                  Corporation (in-house transfer agent)*
               Director, SFA, Inc. (advertising agency)*

Linda C.       Director, Scudder, Stevens & Clark, Inc.
Coughlin       (investment adviser)**
               Chairman & Trustee, AARP Cash Investment Funds
                  (investment company)**
               Chairman & Trustee, AARP Growth Trust
                  (investment company)**
               Chairman & Trustee, AARP Income Trust
                  (investment company)**
               Chairman & Trustee, AARP Tax Free Income Trust
                  (investment company)**
               Chairman & Trustee, AARP Managed Investment
                  Portfolios Trust  (investment company)**
               Director & Senior Vice President, Scudder
                  Investor Services, Inc. (broker/dealer)*
               Director, SFA, Inc. (advertising agency)*

Margaret D.    Director, Scudder, Stevens & Clark, Inc.
Hadzima        (investment adviser)**
               Assistant Treasurer, Scudder Investor Services,
                  Inc. (broker/dealer)*

Jerard K.      Director, Scudder, Stevens & Clark, Inc.
Hartman           (investment adviser)**
               Vice President, Scudder California Tax Free
                  Trust (investment company)*
               Vice President, Scudder Equity Trust (investment
                  company)**
               Vice President, Scudder Cash Investment Trust
                  (investment company)*
               Vice President, Scudder Fund, Inc. (investment
                  company)**
               Vice President, Scudder Global Fund, Inc.
                  (investment company)**
               Vice President, Scudder GNMA Fund (investment
                  company)*
               Vice President, Scudder Portfolio Trust
                  (investment company)*
               Vice President, Scudder Institutional Fund, Inc.
                  (investment company)**
               Vice President, Scudder International Fund, Inc.
                  (investment company)**
               Vice President, Scudder Investment Trust
                  (investment company)*
               Vice President, Scudder Municipal Trust
                  (investment company)*
               Vice President, Scudder Mutual Funds, Inc.
                  (investment company)**
               Vice President, Scudder New Asia Fund, Inc.
                  (investment company)**
               Vice President, Scudder New Europe Fund, Inc.
                  (investment company)**
               Vice President, Scudder Securities Trust
                  (investment company)*
               Vice President, Scudder State Tax Free Trust
                  (investment company)*
               Vice President, Scudder Funds Trust (investment
                  company)**
               Vice President, Scudder Tax Free Money Fund
                  (investment company)*
               Vice President, Scudder Tax Free Trust
                  (investment company)*
               Vice President, Scudder U.S. Treasury Money Fund
                  (investment company)*
               Vice President, Scudder Pathway Series
                  (investment company)*
               Vice President, Scudder Variable Life Investment
                  Fund (investment company)*
               Vice President, The Brazil Fund, Inc.
                  (investment company)**
               Vice President, The Korea Fund, Inc. (investment
                  company)**
               Vice President, The Argentina Fund, Inc.
                  (investment company)**
               Vice President & Director, Scudder, Stevens &
                  Clark of Canada, Ltd. (Canadian investment adviser) Toronto, Ontario, Canada
               Vice President, The First Iberian Fund, Inc.
                  (investment company)**


                                 Part C - Page 9

               Vice President, The Latin America Dollar Income
                  Fund, Inc. (investment company)**
               Vice President, Scudder World Income
                  Opportunities Fund, Inc. (investment
                  company)**

Richard A.     Director, Scudder, Stevens & Clark, Inc.
Holt                (investment adviser)**
               Vice President, Scudder Variable Life Investment
                  Fund (investment company)*

John T.        Director, Scudder, Stevens & Clark, Inc.
Packard           (investment adviser)**
               President, Montgomery Street Income Securities,
                  Inc. (investment company) o
               Chairman, Scudder Realty Advisors, Inc. (realty
                  investment adviser) x

Daniel Pierce  Chairman & Director, Scudder, Stevens & Clark,
                  Inc. (investment adviser)**
               Chairman, Vice President & Director, Scudder
                  Global Fund, Inc.  (investment company)**
               Chairman & Director, Scudder New Europe Fund,
                  Inc. (investment company)**
               Chairman & Director, The First Iberian Fund,
                  Inc. (investment company)**
               Chairman & Director, Scudder International Fund,
                  Inc. (investment company)**
               Chairman & Director, Scudder New Asia Fund, Inc.
                  (investment company)**
               President & Trustee, Scudder Equity Trust
                  (investment company)**
               President & Trustee, Scudder GNMA Fund
                  (investment company)*
               President & Trustee, Scudder Portfolio Trust
                  (investment company)*
               President & Trustee, Scudder Funds Trust
                  (investment company)**
               President & Trustee, Scudder Securities Trust
                  (investment company)*
               President & Trustee, Scudder Investment Trust
                  (investment company)*
               President & Director, Scudder Institutional
                  Fund, Inc. (investment company)**
               President & Director, Scudder Fund, Inc.
                  (investment company)**
               President & Director, Scudder Mutual Funds, Inc.
                  (investment company)**
               Vice President & Trustee, Scudder Municipal
                  Trust (investment company)*
               Vice President & Trustee, Scudder Variable Life
                  Investment Fund (investment company)*
               Vice President & Trustee, Scudder Pathway Series
                  (investment company)*
               Trustee, Scudder California Tax Free Trust
                  (investment company)*
               Trustee, Scudder State Tax Free Trust
                  (investment company)*
               Vice President, Montgomery Street Income
                  Securities, Inc. (investment company)o
               Chairman & President, Scudder, Stevens & Clark
                  of Canada, Ltd. (Canadian investment
                  adviser), Toronto, Ontario, Canada
               Chairman & Director, Scudder Global
                  Opportunities Funds (investment company)
                  Luxembourg
               Chairman, Scudder, Stevens & Clark, Ltd.
                  (investment adviser) London, England
               President & Director, Scudder Precious Metals,
                  Inc. xxx
               Vice President, Director & Assistant Secretary,
                  Scudder Realty Holdings Corporation
                  (a real estate holding company)*
               Vice President, Director & Assistant Treasurer,
                  Scudder Investor Services, Inc.
                  (broker/dealer)*
               Director, Scudder Latin America Investment Trust
                  PLC (investment company)@
               Director, Fiduciary Trust Company (banking &
                  trust company) Boston, MA
               Director, Fiduciary Company Incorporated
                  (banking & trust company) Boston, MA
               Trustee, New England Aquarium, Boston, MA
               Incorporator, Scudder Trust Company (a trust
                  company)+++

Kathryn L.     Director, Chief Legal Officer, Chief Compliance
Quirk             Officer and Secretary, Scudder, Stevens &
                  Clark, Inc. (investment adviser)**
               Director, Vice President & Assistant Secretary,
                  The Argentina Fund, Inc. (investment
                  company)**
               Director, Vice President & Assistant Secretary,
                  Scudder International Fund, Inc. (investment company)**


                                Part C - Page 10

               Director, Vice President & Assistant Secretary,
                  Scudder New Asia Fund (investment company)**
               Director, Vice President & Assistant Secretary,
                  Scudder Global Fund, Inc. (investment
                  company)**
               Trustee, Vice President & Assistant Secretary,
                  Scudder Equity Trust (investment company)**
               Trustee, Vice President & Assistant Secretary,
                  Scudder Securities Trust (investment
                  company)*
               Trustee, Vice President & Assistant Secretary,
                  Scudder Funds Trust (investment company)**
               Trustee, Scudder Investment Trust (investment
                  company)*
               Trustee, Scudder Municipal Trust (investment
                  company)*
               Vice President & Trustee, Scudder Cash
                  Investment Trust (investment company)*
               Vice President & Trustee, Scudder Tax Free Money
                  Fund (investment company)*
               Vice President & Trustee, Scudder Tax Free Trust
                  (investment company)*
               Vice President & Secretary, AARP Growth Trust
                  (investment company)**
               Vice President & Secretary, AARP Income Trust
                  (investment company)**
               Vice President & Secretary, AARP Tax Free Income
                  Trust (investment company)**
               Vice President & Secretary, AARP Cash Investment
                  Funds (investment company)**
               Vice President & Secretary, AARP Managed
                  Investment Portfolios Trust (investment
                  company)**
               Vice President & Secretary, The Japan Fund, Inc.
                  (investment company)**
               Vice President & Assistant Secretary, Scudder
                  World Income Opportunities Fund, Inc.
                  (investment company)**
               Vice President & Assistant Secretary, The Korea
                  Fund, Inc. (investment company)**
               Vice President & Assistant Secretary, The Brazil
                  Fund, Inc. (investment company)**
               Vice President & Assistant Secretary, Montgomery
                  Street Income Securities, Inc. (investment company)o
               Vice President & Assistant Secretary, Scudder
                  Mutual Funds, Inc. (investment company)**
               Vice President & Assistant Secretary, Scudder
                  Pathway Series (investment company)*
               Vice President & Assistant Secretary, Scudder
                  New Europe Fund, Inc. (investment company)**
               Vice President & Assistant Secretary, Scudder
                  Variable Life Investment Fund (investment company)*
               Vice President & Assistant Secretary, The First
                  Iberian Fund, Inc. (investment company)**
               Vice President & Assistant Secretary, The Latin
                  America Dollar Income Fund, Inc. (investment company)**
               Vice President, Scudder Fund, Inc. (investment
                  company)**
               Vice President, Scudder Institutional Fund, Inc.
                  (investment company)**
               Vice President, Scudder GNMA Fund (investment
                  company)*
               Director, Senior Vice President & Clerk, Scudder
                  Investor Services, Inc. (broker/dealer)*
               Director, Vice President & Secretary, Scudder
                  Fund Accounting Corporation (in-house fund accounting agent)*
               Director, Vice President & Secretary, Scudder
                  Realty Holdings Corporation (a real estate holding company)*
               Director & Clerk, Scudder Service Corporation
                  (in-house transfer agent)*
               Director, SFA, Inc. (advertising agency)*
               Vice President, Director & Assistant Secretary,
                  Scudder Precious Metals, Inc. xxx

Cornelia M.    Director, Scudder, Stevens & Clark, Inc.
Small             (investment adviser)**
               President, AARP Cash Investment Funds
                  (investment company)**
               President, AARP Growth Trust (investment
                  company)**
               President, AARP Income Trust (investment
                  company)**


                                Part C - Page 11

               President, AARP Tax Free Income Trust
                  (investment company)**
               President, AARP Managed Investment Portfolio
                  Trust (investment company)**

Edmond D.      Director, President & Chief Executive Officer,
Villani Scudder, Stevens & Clark, Inc. (investment adviser)**
               Chairman & Director, The Argentina Fund, Inc.
                  (investment company)**
               Chairman & Director, The Latin America Dollar
                  Income Fund, Inc. (investment company)**
               Chairman & Director, Scudder World Income
                  Opportunities Fund, Inc.  (investment
                  company)**
               Supervisory Director, Scudder Mortgage Fund
                  (investment company) +
               Supervisory Director, Scudder Floating Rate
                  Funds for Fannie Mae Mortgage Securities I &
                  II (investment company)+
               Director, Scudder, Stevens & Clark Japan, Inc.
                  (investment adviser)###
               Director, The Brazil Fund, Inc. (investment
                  company)**
               Director, Indosuez High Yield Bond Fund
                  (investment company) Luxembourg
               President & Director, Scudder, Stevens & Clark
                  Overseas Corporationoo
               President & Director, Scudder, Stevens & Clark
                  Corporation (Delaware) (investment adviser)**
               Director, Scudder Realty Advisors, Inc. (realty
                  investment adviser) x
               Director, IBJ Global Investment Management S.A.,
                  (Luxembourg investment management company)
                  Luxembourg, Grand-Duchy of Luxembourg

Stephen A.     Director, Scudder, Stevens & Clark, Inc.
Wohler            (investment adviser)**
               Vice President, Montgomery Street Income
                  Securities, Inc. (investment company)o

     *    Two International Place, Boston, MA
     x    333 South Hope Street, Los Angeles, CA
     **   345 Park Avenue, New York, NY
     ++   Two Prudential Plaza, 180 N. Stetson Avenue,
          Chicago, IL
     +++  5 Industrial Way, Salem, NH
     o    101 California Street, San Francisco, CA
     # Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
     +    John B. Gorsiraweg 6, Willemstad Curacao,
          Netherlands Antilles
     xx   De Ruyterkade 62, P.O. Box 812, Willemstad
          Curacao, Netherlands Antilles
     ##   2 Boulevard Royal, Luxembourg
     ***  B1 2F3F 248 Section 3, Nan King East Road, Taipei,
          Taiwan
     xxx  Grand Cayman, Cayman Islands, British West Indies
     oo   20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
     ###  1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
     @    c/o Sinclair Hendersen Limited, 23 Cathedral Yard,
          Exeter, Devon, U.K.

Item 29.       Principal Underwriters.

     (a)  Scudder California Tax Free Trust
          Scudder Cash Investment Trust
          Scudder Equity Trust
          Scudder Fund, Inc.
          Scudder Funds Trust
          Scudder Global Fund, Inc.
          Scudder GNMA Fund
          Scudder Institutional Fund, Inc.
          Scudder International Fund, Inc.
          Scudder Investment Trust
          Scudder Municipal Trust
          Scudder Mutual Funds, Inc.


                                Part C - Page 12

          Scudder Pathway Series
          Scudder Portfolio Trust
          Scudder Securities Trust
          Scudder State Tax Free Trust
          Scudder Tax Free Money Fund
          Scudder Tax Free Trust
          Scudder U.S. Treasury Money Fund
          Scudder Variable Life Investment
          Fund
          AARP Cash Investment Funds
          AARP Growth Trust
          AARP Income Trust
          AARP Tax Free Income Trust
          AARP Managed Investment Portfolios
          Trust
          The Japan Fund, Inc.

     (b)

     (1)                (2)                    (3)

     Name and           Position and Offices
     Principal          with                   Positions and
     Business           Scudder Investor       Offices with
     Address            Services, Inc.         Registrant
     ---------          ---------------        ----------------

     Lynn S. Birdsong   Senior Vice President  None
     345 Park Avenue
     New York, NY
     10154

     E. Michael Brown   Assistant Treasurer    None
     Two International
     Place
     Boston, MA  02110

     Mark S. Casady     Director and Vice      None
     Two International  President
     Place
     Boston, MA  02110

     Linda Coughlin     Director and Senior    None
     Two International  Vice President
     Place
     Boston, MA  02110

     Richard W.         Vice President         None
     Desmond
     345 Park Avenue
     New York, NY
     10154

     Paul J. Elmlinger  Senior Vice President  None
     345 Park Avenue    and Assistant Clerk
     New York, NY
     10154

     Margaret D.        Assistant Treasurer    None
     Hadzima
     Two International
     Place
     Boston, MA  02110

     Thomas W. Joseph   Director, Vice         Vice
     Two International  President,             President
     Place              Treasurer and
     Boston, MA 02110   Assistant Clerk


                                Part C - Page 13

     Name and           Position and Offices
     Principal          with                   Positions and
     Business           Scudder Investor       Offices with
     Address            Services, Inc.         Registrant
     ---------          ---------------        ----------------


     David S. Lee       Director, President    None
     Two International  and Assistant
     Place              Treasurer
     Boston, MA 02110

     Thomas F.          Clerk                  Vice
     McDonough                                 President,
     Two International                         Secretary and
     Place                                     Assistant
     Boston, MA 02110                          Treasurer

     Thomas H. O'Brien  Assistant Treasurer    None
     345 Park Avenue
     New York, NY
     10154

     Edward J.          Assistant Treasurer    Vice
     O'Connell                                 President and
     345 Park Avenue                           Assistant
     New York, NY                              Treasurer
     10154

     Daniel Pierce      Director, Vice         President and
     Two International  President              Trustee
     Place              and Assistant
     Boston, MA 02110   Treasurer

     Kathryn L. Quirk   Director, Senior Vice  Trustee, Vice
     345 Park Avenue    President and          President and
     New York, NY       Assistant Clerk        Assistant
     10154                                     Secretary

     Robert A. Rudell   Vice President         None
     Two International
     Place
     Boston, MA 02110

     Edmund J. Thimme   Vice President         None
     345 Park Avenue
     New York, NY
     10154

     Benjamin           Vice President         None
     Thorndike
     Two International
     Place
     Boston, MA 02110

     Sydney S. Tucker   Vice President         None
     Two International
     Place
     Boston, MA 02110

     David B. Watts     Assistant Treasurer    None
     Two International
     Place
     Boston, MA 02110

     Linda J. Wondrack  Vice President         None
     Two International
     Place
     Boston, MA 02110

     The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.


                                Part C - Page 14

     (c)

    (1)          (2)                (3)               (4)          (5)

 Name of        Net Underwriting   Compensation on
Principal        Discounts and      Redemptions     Brokerage       Other
Underwriter       Commissions      and Repurchases  Commisions   Compensation
-----------       -----------      ---------------  ----------   ------------
Scudder              None               None           None          None
Investor
Services, Inc.

Item 30.    Location of Accounts and Records.

            Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, Massachusetts 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 31.    Management Services.

            Inapplicable.

Item 32.    Undertakings.

            Inapplicable.


                                Part C - Page 15

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 26th day of November, 1997.

                                                      SCUDDER EQUITY TRUST

                                                      By /s/ Thomas F. McDonough
                                                        ------------------------
                                                        Thomas F. McDonough,
                                                        Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                          TITLE                       DATE
---------                          -----                       ----

/s/ Daniel Pierce
-----------------
Daniel Pierce*                     President (Principal        November 26, 1997
                                   Executive Officer)

/s/ Paul Bancroft III
---------------------
Paul Bancroft III*                 Trustee                     November 26, 1997


/s/ Sheryle J. Bolton
-----------------
Sheryle J. Bolton*                 Trustee                     November 26, 1997


/s/ William T. Burgin
---------------------
William T. Burgin                  Trustee                     November 26, 1997


/s/ Thomas J. Devine
--------------------
Thomas J. Devine*                  Trustee                     November 26, 1997


/s/ Keith R. Fox
----------------
Keith R. Fox*                      Trustee                     November 26, 1997


/s/ William H. Luers
--------------------
William H. Luers                   Trustee                     November 26, 1997


/s/ Wilson Nolen
----------------
Wilson Nolen*                      Trustee                     November 26, 1997


/s/ Kathryn L. Quirk
--------------------
Kathryn L. Quirk*                  Vice President,             November 26, 1997
                                   Assistant Secretary
                                   and Trustee

/s/ Pamela A. McGrath
---------------------
Pamela A. McGrath                  Vice President and          November 26, 1997
                                   Treasurer (Principal
                                   Financial and Accounting
                                   Officer)


      *By: /s/ Thomas F. McDonough
          ------------------------
          Thomas F. McDonough
          Attorney-in-Fact pursuant to powers of attorney
          contained in the signature pages of
          Post-Effective Amendment Nos. 12, 16, 23, 24,
          and 25 to the Registration Statement, filed
          December 2, 1988, November 2, 1992, November 30, 1996,
          December 3, 1996, and November __, ____, respectively.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the ___ day of November, 1997.

                                          SCUDDER EQUITY TRUST


                                          By /s/ Thomas F. McDonough
                                            ------------------------------------
                                            Thomas F. McDonough, Vice President,
                                            Secretary and Assistant Treasurer

      Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Kathryn L. Quirk, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                          TITLE                       DATE
---------                          -----                       ----


/s/ William T. Burgin
--------------------
William T. Burgin                  Trustee                     November __, 1997

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the ___ day of November, 1997.

                                          SCUDDER EQUITY TRUST


                                          By /s/ Thomas F. McDonough
                                            ------------------------------------
                                            Thomas F. McDonough, Vice President,
                                            Secretary and Assistant Treasurer


      Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Kathryn L. Quirk, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                          TITLE                       DATE
---------                          -----                       ----

/s/ William H. Luers
--------------------
William H. Luers                   Trustee                     November __, 1997

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the ___ day of November, 1997.

                                          SCUDDER EQUITY TRUST


                                          By /s/ Thomas F. McDonough
                                            ------------------------------------
                                            Thomas F. McDonough, Vice President,
                                            Secretary and Assistant Treasurer


      Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Daniel Pierce, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                          TITLE                       DATE
---------                          -----                       ----

/s/ Kathryn L. Quirk
--------------------
Kathryn L. Quirk                   Trustee                     November __, 1997

                                                  File No.  2-78724
                                                  File No. 811-1444

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 26

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 26

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                              SCUDDER EQUITY TRUST

                              SCUDDER EQUITY TRUST

                                  EXHIBIT INDEX